UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

SPDR Bloomberg Emerging Markets Local Bond ETF

EBND

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$32	0.30%

How did the Fund perform last year and what affected its performance?

Resilient economic growth, disinflation trends, high real yields, policy easing by some of the major emerging market ("EM") central banks and a weaker U.S. Dollar were primary drivers of the Fund's performance during the reporting period.

EM debt proved resilient in 2025 despite tariff uncertainty and geopolitical tensions. Early-year stress from U.S. trade actions, a strong dollar, and volatile EM currencies eased as the year progressed. Policy responses diverged: Brazil tightened rates while Mexico, India, Thailand, and Turkey eased. Mid-year tariff threats unsettled markets before negotiations led to a U.S.–China tariff pause. The macro backdrop improved in H2 as the U.S. Federal Reserve ("the Fed") cut rates thrice and ended quantitative tightening, boosting risk appetite. Additionally, dovish messaging from the Fed, heightened policy and fiscal uncertainty in the U.S. and a broad uptick in risk appetite weighed on the U.S. dollar, enabling positive FX returns. Country dispersion persisted, but dovish global conditions and fading trade risks drove a strong year-end finish.

The Fund uses forwards to manage currency exposure, particularly when there are flows around month end, and for currency exposure purposes during market holidays and in the event of challenging liquidity in bond markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EBND	Bloomberg Global Aggregate Bond Index	Bloomberg EM Local Currency Government Diversified Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,976	$10,087	$9,984
02/29/16	$10,082	$10,311	$10,090
03/31/16	$10,912	$10,590	$10,947
04/30/16	$11,150	$10,731	$11,180
05/31/16	$10,616	$10,587	$10,652
06/30/16	$11,174	$10,896	$11,214
07/31/16	$11,279	$10,978	$11,336
08/31/16	$11,297	$10,925	$11,367
09/30/16	$11,441	$10,985	$11,517
10/31/16	$11,296	$10,680	$11,381
11/30/16	$10,580	$10,256	$10,654
12/31/16	$10,709	$10,209	$10,793
01/31/17	$10,994	$10,324	$11,084
02/28/17	$11,191	$10,372	$11,285
03/31/17	$11,368	$10,388	$11,475
04/30/17	$11,430	$10,506	$11,550
05/31/17	$11,639	$10,668	$11,767
06/30/17	$11,675	$10,659	$11,806
07/31/17	$11,948	$10,838	$12,087
08/31/17	$12,081	$10,945	$12,217
09/30/17	$12,047	$10,847	$12,193
10/31/17	$11,798	$10,806	$11,949
11/30/17	$12,010	$10,926	$12,184
12/31/17	$12,166	$10,964	$12,352
01/31/18	$12,562	$11,094	$12,760
02/28/18	$12,379	$10,996	$12,583
03/31/18	$12,494	$11,113	$12,709
04/30/18	$12,178	$10,935	$12,398
05/31/18	$11,653	$10,852	$11,863
06/30/18	$11,322	$10,804	$11,539
07/31/18	$11,486	$10,786	$11,713
08/31/18	$10,933	$10,797	$11,163
09/30/18	$11,125	$10,704	$11,363
10/31/18	$11,043	$10,584	$11,281
11/30/18	$11,245	$10,617	$11,504
12/31/18	$11,365	$10,832	$11,648
01/31/19	$11,874	$10,997	$12,178
02/28/19	$11,789	$10,934	$12,098
03/31/19	$11,650	$11,070	$11,964
04/30/19	$11,592	$11,038	$11,909
05/31/19	$11,584	$11,187	$11,904
06/30/19	$12,193	$11,435	$12,522
07/31/19	$12,335	$11,403	$12,680
08/31/19	$12,014	$11,635	$12,362
09/30/19	$12,088	$11,517	$12,442
10/31/19	$12,356	$11,594	$12,719
11/30/19	$12,165	$11,506	$12,535
12/31/19	$12,551	$11,573	$12,938
01/31/20	$12,436	$11,721	$12,824
02/29/20	$12,159	$11,799	$12,553
03/31/20	$11,155	$11,535	$11,530
04/30/20	$11,565	$11,761	$11,941
05/31/20	$11,942	$11,813	$12,333
06/30/20	$12,045	$11,918	$12,449
07/31/20	$12,361	$12,298	$12,790
08/31/20	$12,325	$12,279	$12,756
09/30/20	$12,153	$12,235	$12,583
10/31/20	$12,217	$12,247	$12,652
11/30/20	$12,746	$12,470	$13,205
12/31/20	$13,127	$12,637	$13,602
01/31/21	$12,964	$12,526	$13,447
02/28/21	$12,642	$12,310	$13,124
03/31/21	$12,250	$12,073	$12,722
04/30/21	$12,508	$12,226	$12,986
05/31/21	$12,700	$12,341	$13,213
06/30/21	$12,567	$12,232	$13,060
07/31/21	$12,519	$12,395	$13,032
08/31/21	$12,582	$12,343	$13,083
09/30/21	$12,141	$12,124	$12,636
10/31/21	$12,006	$12,094	$12,495
11/30/21	$11,757	$12,059	$12,242
12/31/21	$11,848	$12,042	$12,335
01/31/22	$11,791	$11,795	$12,282
02/28/22	$11,492	$11,655	$11,984
03/31/22	$11,127	$11,300	$11,459
04/30/22	$10,501	$10,681	$10,823
05/31/22	$10,606	$10,710	$10,921
06/30/22	$10,082	$10,367	$10,392
07/31/22	$10,170	$10,587	$10,479
08/31/22	$10,133	$10,169	$10,439
09/30/22	$9,552	$9,647	$9,850
10/31/22	$9,505	$9,580	$9,800
11/30/22	$10,204	$10,031	$10,501
12/31/22	$10,440	$10,086	$10,765
01/31/23	$10,947	$10,417	$11,287
02/28/23	$10,515	$10,070	$10,841
03/31/23	$10,919	$10,389	$11,255
04/30/23	$10,905	$10,435	$11,258
05/31/23	$10,838	$10,231	$11,183
06/30/23	$10,975	$10,230	$11,350
07/31/23	$11,216	$10,301	$11,594
08/31/23	$10,911	$10,160	$11,290
09/30/23	$10,527	$9,863	$10,899
10/31/23	$10,394	$9,745	$10,747
11/30/23	$11,034	$10,237	$11,416
12/31/23	$11,462	$10,662	$11,857
01/31/24	$11,233	$10,515	$11,631
02/29/24	$11,174	$10,383	$11,577
03/31/24	$11,131	$10,440	$11,545
04/30/24	$10,879	$10,176	$11,284
05/31/24	$11,038	$10,310	$11,451
06/30/24	$10,986	$10,325	$11,408
07/31/24	$11,238	$10,610	$11,667
08/31/24	$11,606	$10,861	$12,046
09/30/24	$11,937	$11,046	$12,402
10/31/24	$11,384	$10,675	$11,832
11/30/24	$11,393	$10,712	$11,847
12/31/24	$11,171	$10,482	$11,618
01/31/25	$11,413	$10,542	$11,868
02/28/25	$11,496	$10,692	$11,962
03/31/25	$11,541	$10,758	$12,019
04/30/25	$11,918	$11,074	$12,417
05/31/25	$12,080	$11,035	$12,596
06/30/25	$12,415	$11,244	$12,953
07/31/25	$12,273	$11,077	$12,813
08/31/25	$12,507	$11,238	$13,060
09/30/25	$12,599	$11,311	$13,171
10/31/25	$12,630	$11,282	$13,206
11/30/25	$12,684	$11,309	$13,271
12/31/25	$12,860	$11,338	$13,466

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
EBND	15.12%	(0.41%)	2.55%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg EM Local Currency Government Diversified Index	15.91%	(0.20%)	3.02%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,228,266,295
  Number of Portfolio Holdings626
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$6,035,926

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
China	12.4%
South Korea	10.7%
India	7.1%
Malaysia	5.9%
Mexico	5.7%
Indonesia	5.7%
Thailand	4.6%
Brazil	4.4%
South Africa	4.4%
Poland	4.3%

Top Ten Holdings

Holdings	%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	0.7%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.7%
Mexico Bonos, 8.50%, due 03/01/29	0.6%
Mexico Bonos, 7.75%, due 05/29/31	0.6%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	0.6%
Peru Government Bonds, 6.90%, due 08/12/37	0.6%
Republic of South Africa Government Bonds, 9.00%, due 01/31/40	0.6%
Republic of South Africa Government Bonds, 8.25%, due 03/31/32	0.6%
Republic of South Africa Government Bonds, 8.50%, due 01/31/37	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EBND

SPDR Bloomberg International Corporate Bond ETF

IBND

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$54	0.50%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations. In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European Central Bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global bonds rallied, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates. Corporate spreads remained near historic lows, supported by resilient credit fundamentals.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	IBND	Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,998	$10,087	$10,007
02/29/16	$10,041	$10,311	$10,059
03/31/16	$10,658	$10,590	$10,677
04/30/16	$10,743	$10,731	$10,765
05/31/16	$10,508	$10,587	$10,537
06/30/16	$10,541	$10,896	$10,574
07/31/16	$10,803	$10,978	$10,834
08/31/16	$10,811	$10,925	$10,835
09/30/16	$10,840	$10,985	$10,873
10/31/16	$10,379	$10,680	$10,427
11/30/16	$9,985	$10,256	$10,033
12/31/16	$9,999	$10,209	$10,052
01/31/17	$10,151	$10,324	$10,214
02/28/17	$10,125	$10,372	$10,190
03/31/17	$10,146	$10,388	$10,216
04/30/17	$10,382	$10,506	$10,458
05/31/17	$10,719	$10,668	$10,800
06/30/17	$10,780	$10,659	$10,865
07/31/17	$11,199	$10,838	$11,291
08/31/17	$11,321	$10,945	$11,419
09/30/17	$11,248	$10,847	$11,351
10/31/17	$11,182	$10,806	$11,292
11/30/17	$11,415	$10,926	$11,531
12/31/17	$11,475	$10,964	$11,600
01/31/18	$11,868	$11,094	$12,001
02/28/18	$11,594	$10,996	$11,725
03/31/18	$11,698	$11,113	$11,836
04/30/18	$11,488	$10,935	$11,628
05/31/18	$11,081	$10,852	$11,222
06/30/18	$11,072	$10,804	$11,213
07/31/18	$11,099	$10,786	$11,245
08/31/18	$11,041	$10,797	$11,190
09/30/18	$10,982	$10,704	$11,134
10/31/18	$10,704	$10,584	$10,857
11/30/18	$10,606	$10,617	$10,767
12/31/18	$10,742	$10,832	$10,912
01/31/19	$10,935	$10,997	$11,110
02/28/19	$10,928	$10,934	$11,107
03/31/19	$10,931	$11,070	$11,112
04/30/19	$10,963	$11,038	$11,151
05/31/19	$10,860	$11,187	$11,050
06/30/19	$11,248	$11,435	$11,449
07/31/19	$11,143	$11,403	$11,353
08/31/19	$11,100	$11,635	$11,312
09/30/19	$10,930	$11,517	$11,146
10/31/19	$11,194	$11,594	$11,415
11/30/19	$11,036	$11,506	$11,259
12/31/19	$11,231	$11,573	$11,461
01/31/20	$11,241	$11,721	$11,478
02/29/20	$11,049	$11,799	$11,287
03/31/20	$10,252	$11,535	$10,492
04/30/20	$10,751	$11,761	$11,003
05/31/20	$10,900	$11,813	$11,156
06/30/20	$11,115	$11,918	$11,379
07/31/20	$11,891	$12,298	$12,176
08/31/20	$12,009	$12,279	$12,305
09/30/20	$11,783	$12,235	$12,080
10/31/20	$11,789	$12,247	$12,090
11/30/20	$12,234	$12,470	$12,546
12/31/20	$12,544	$12,637	$12,871
01/31/21	$12,414	$12,526	$12,747
02/28/21	$12,278	$12,310	$12,604
03/31/21	$11,918	$12,073	$12,242
04/30/21	$12,183	$12,226	$12,517
05/31/21	$12,324	$12,341	$12,711
06/30/21	$12,051	$12,232	$12,392
07/31/21	$12,200	$12,395	$12,550
08/31/21	$12,075	$12,343	$12,427
09/30/21	$11,748	$12,124	$12,095
10/31/21	$11,686	$12,094	$12,033
11/30/21	$11,392	$12,059	$11,740
12/31/21	$11,489	$12,042	$11,845
01/31/22	$11,152	$11,795	$11,502
02/28/22	$10,911	$11,655	$11,255
03/31/22	$10,682	$11,300	$11,022
04/30/22	$9,834	$10,681	$10,153
05/31/22	$9,867	$10,710	$10,195
06/30/22	$9,317	$10,367	$9,625
07/31/22	$9,510	$10,587	$9,839
08/31/22	$8,898	$10,169	$9,205
09/30/22	$8,326	$9,647	$8,631
10/31/22	$8,480	$9,580	$8,780
11/30/22	$9,054	$10,031	$9,379
12/31/22	$9,207	$10,086	$9,524
01/31/23	$9,558	$10,417	$9,910
02/28/23	$9,172	$10,070	$9,515
03/31/23	$9,515	$10,389	$9,881
04/30/23	$9,715	$10,435	$10,089
05/31/23	$9,388	$10,231	$9,752
06/30/23	$9,545	$10,230	$9,918
07/31/23	$9,757	$10,301	$10,143
08/31/23	$9,607	$10,160	$9,990
09/30/23	$9,282	$9,863	$9,653
10/31/23	$9,297	$9,745	$9,670
11/30/23	$9,831	$10,237	$10,227
12/31/23	$10,231	$10,662	$10,644
01/31/24	$10,062	$10,515	$10,473
02/29/24	$9,925	$10,383	$10,332
03/31/24	$10,027	$10,440	$10,442
04/30/24	$9,824	$10,176	$10,233
05/31/24	$10,000	$10,310	$10,422
06/30/24	$9,945	$10,325	$10,358
07/31/24	$10,215	$10,610	$10,648
08/31/24	$10,478	$10,861	$10,924
09/30/24	$10,694	$11,046	$11,152
10/31/24	$10,322	$10,675	$10,778
11/30/24	$10,226	$10,712	$10,669
12/31/24	$9,972	$10,482	$10,409
01/31/25	$10,059	$10,542	$10,500
02/28/25	$10,119	$10,692	$10,567
03/31/25	$10,389	$10,758	$10,839
04/30/25	$11,017	$11,074	$11,511
05/31/25	$11,068	$11,035	$11,565
06/30/25	$11,461	$11,244	$11,981
07/31/25	$11,206	$11,077	$11,720
08/31/25	$11,440	$11,238	$11,969
09/30/25	$11,523	$11,311	$12,061
10/31/25	$11,403	$11,282	$11,940
11/30/25	$11,437	$11,309	$11,978
12/31/25	$11,545	$11,338	$12,097

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
IBND	15.78%	(1.65%)	1.45%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index	16.21%	(1.23%)	1.92%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$398,719,414
  Number of Portfolio Holdings928
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$1,642,523

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	28.1%
France	21.1%
United Kingdom	9.9%
Germany	9.7%
Spain	5.4%
Italy	5.2%
Netherlands	4.5%
Switzerland	2.9%
Japan	2.0%
Belgium	2.0%

Top Ten Holdings

Holdings	%
NTT Finance Corp., 0.38%, due 09/20/30	0.3%
JPMorgan Chase & Co., 1.96%, due 03/23/30	0.3%
Banco Santander SA, 3.25%, due 04/02/29	0.3%
Morgan Stanley, 4.66%, due 03/02/29	0.3%
Banco Santander SA, 4.88%, due 10/18/31	0.3%
UBS Group AG, 7.75%, due 03/01/29	0.2%
Anheuser-Busch InBev SA, 2.00%, due 03/17/28	0.2%
Novartis Finance SA, due 09/23/28	0.2%
Volkswagen International Finance NV, 1.88%, due 03/30/27	0.2%
Credit Agricole SA, 1.75%, due 03/05/29	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR IBND

SPDR Bloomberg International Treasury Bond ETF

BWX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations.

In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European central bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global Treasuries delivered positive, income‑led returns in 2025, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BWX	Bloomberg Global Aggregate Bond Index	Bloomberg Global Treasury Ex-US Capped Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$10,063	$10,087	$10,070
02/29/16	$10,376	$10,311	$10,384
03/31/16	$10,849	$10,590	$10,863
04/30/16	$10,997	$10,731	$11,018
05/31/16	$10,708	$10,587	$10,734
06/30/16	$11,129	$10,896	$11,160
07/31/16	$11,219	$10,978	$11,261
08/31/16	$11,132	$10,925	$11,172
09/30/16	$11,235	$10,985	$11,281
10/31/16	$10,754	$10,680	$10,806
11/30/16	$10,187	$10,256	$10,240
12/31/16	$10,103	$10,209	$10,158
01/31/17	$10,273	$10,324	$10,335
02/28/17	$10,324	$10,372	$10,391
03/31/17	$10,357	$10,388	$10,430
04/30/17	$10,484	$10,506	$10,562
05/31/17	$10,724	$10,668	$10,809
06/30/17	$10,727	$10,659	$10,816
07/31/17	$11,003	$10,838	$11,099
08/31/17	$11,118	$10,945	$11,224
09/30/17	$10,969	$10,847	$11,079
10/31/17	$10,867	$10,806	$10,981
11/30/17	$11,098	$10,926	$11,219
12/31/17	$11,128	$10,964	$11,257
01/31/18	$11,452	$11,094	$11,589
02/28/18	$11,331	$10,996	$11,470
03/31/18	$11,512	$11,113	$11,658
04/30/18	$11,243	$10,935	$11,390
05/31/18	$11,028	$10,852	$11,179
06/30/18	$10,943	$10,804	$11,097
07/31/18	$10,922	$10,786	$11,080
08/31/18	$10,872	$10,797	$11,034
09/30/18	$10,777	$10,704	$10,940
10/31/18	$10,598	$10,584	$10,760
11/30/18	$10,660	$10,617	$10,826
12/31/18	$10,876	$10,832	$11,051
01/31/19	$11,093	$10,997	$11,276
02/28/19	$10,976	$10,934	$11,159
03/31/19	$11,063	$11,070	$11,249
04/30/19	$10,983	$11,038	$11,169
05/31/19	$11,097	$11,187	$11,290
06/30/19	$11,466	$11,435	$11,668
07/31/19	$11,404	$11,403	$11,611
08/31/19	$11,578	$11,635	$11,790
09/30/19	$11,431	$11,517	$11,646
10/31/19	$11,532	$11,594	$11,753
11/30/19	$11,364	$11,506	$11,587
12/31/19	$11,489	$11,573	$11,719
01/31/20	$11,560	$11,721	$11,797
02/29/20	$11,526	$11,799	$11,767
03/31/20	$11,109	$11,535	$11,349
04/30/20	$11,342	$11,761	$11,589
05/31/20	$11,441	$11,813	$11,687
06/30/20	$11,563	$11,918	$11,815
07/31/20	$12,055	$12,298	$12,319
08/31/20	$12,065	$12,279	$12,334
09/30/20	$11,998	$12,235	$12,268
10/31/20	$12,047	$12,247	$12,324
11/30/20	$12,343	$12,470	$12,628
12/31/20	$12,607	$12,637	$12,906
01/31/21	$12,440	$12,526	$12,739
02/28/21	$12,129	$12,310	$12,427
03/31/21	$11,821	$12,073	$12,114
04/30/21	$11,997	$12,226	$12,299
05/31/21	$12,091	$12,341	$12,439
06/30/21	$11,894	$12,232	$12,201
07/31/21	$12,053	$12,395	$12,372
08/31/21	$11,988	$12,343	$12,307
09/30/21	$11,649	$12,124	$11,968
10/31/21	$11,585	$12,094	$11,898
11/30/21	$11,493	$12,059	$11,807
12/31/21	$11,471	$12,042	$11,787
01/31/22	$11,219	$11,795	$11,536
02/28/22	$11,079	$11,655	$11,396
03/31/22	$10,666	$11,300	$10,971
04/30/22	$9,904	$10,681	$10,189
05/31/22	$9,910	$10,710	$10,199
06/30/22	$9,432	$10,367	$9,712
07/31/22	$9,642	$10,587	$9,930
08/31/22	$9,164	$10,169	$9,440
09/30/22	$8,581	$9,647	$8,849
10/31/22	$8,571	$9,580	$8,837
11/30/22	$9,122	$10,031	$9,407
12/31/22	$9,216	$10,086	$9,495
01/31/23	$9,562	$10,417	$9,866
02/28/23	$9,130	$10,070	$9,426
03/31/23	$9,513	$10,389	$9,829
04/30/23	$9,520	$10,435	$9,845
05/31/23	$9,283	$10,231	$9,598
06/30/23	$9,329	$10,230	$9,647
07/31/23	$9,436	$10,301	$9,760
08/31/23	$9,219	$10,160	$9,540
09/30/23	$8,866	$9,863	$9,179
10/31/23	$8,745	$9,745	$9,053
11/30/23	$9,281	$10,237	$9,611
12/31/23	$9,743	$10,662	$10,089
01/31/24	$9,469	$10,515	$9,810
02/29/24	$9,337	$10,383	$9,676
03/31/24	$9,352	$10,440	$9,691
04/30/24	$9,048	$10,176	$9,382
05/31/24	$9,127	$10,310	$9,468
06/30/24	$9,061	$10,325	$9,403
07/31/24	$9,381	$10,610	$9,736
08/31/24	$9,710	$10,861	$10,079
09/30/24	$9,925	$11,046	$10,309
10/31/24	$9,432	$10,675	$9,799
11/30/24	$9,446	$10,712	$9,814
12/31/24	$9,125	$10,482	$9,486
01/31/25	$9,190	$10,542	$9,551
02/28/25	$9,291	$10,692	$9,659
03/31/25	$9,370	$10,758	$9,744
04/30/25	$9,889	$11,074	$10,286
05/31/25	$9,862	$11,035	$10,264
06/30/25	$10,077	$11,244	$10,488
07/31/25	$9,788	$11,077	$10,194
08/31/25	$9,964	$11,238	$10,379
09/30/25	$9,989	$11,311	$10,409
10/31/25	$9,857	$11,282	$10,272
11/30/25	$9,808	$11,309	$10,226
12/31/25	$9,842	$11,338	$10,265

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
BWX	7.86%	(4.83%)	(0.16%)
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg Global Treasury Ex-US Capped Index	8.20%	(4.48%)	0.26%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,302,166,341
  Number of Portfolio Holdings1,313
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$4,438,852

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.9%
United Kingdom	5.1%
France	4.9%
South Korea	4.6%
China	4.6%
Canada	4.6%
Italy	4.6%
Spain	4.5%
Germany	4.5%
Australia	3.8%

Top Ten Holdings

Holdings	%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	0.3%
Japan Government Ten Year Bonds, 1.50%, due 06/20/35	0.3%
Japan Government Ten Year Bonds, 1.40%, due 03/20/35	0.3%
Kingdom of Belgium Government Bonds, 5.00%, due 03/28/35	0.3%
Japan Government Ten Year Bonds, 1.70%, due 09/20/35	0.3%
China Government Bonds, 4.08%, due 10/22/48	0.3%
Japan Government Five Year Bonds, 1.00%, due 03/20/30	0.3%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	0.3%
Japan Government Five Year Bonds, 0.50%, due 06/20/29	0.3%
Japan Government Ten Year Bonds, 0.20%, due 09/20/32	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BWX

SPDR Bloomberg Short Term International Treasury Bond ETF

BWZ

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations.

In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European Central Bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global Treasuries delivered positive, income‑led returns in 2025, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BWZ	Bloomberg Global Aggregate Bond Index	Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,912	$10,087	$9,917
02/29/16	$10,119	$10,311	$10,126
03/31/16	$10,540	$10,590	$10,556
04/30/16	$10,718	$10,731	$10,738
05/31/16	$10,350	$10,587	$10,377
06/30/16	$10,577	$10,896	$10,608
07/31/16	$10,622	$10,978	$10,658
08/31/16	$10,565	$10,925	$10,606
09/30/16	$10,674	$10,985	$10,721
10/31/16	$10,381	$10,680	$10,431
11/30/16	$9,955	$10,256	$10,006
12/31/16	$9,861	$10,209	$9,916
01/31/17	$10,136	$10,324	$10,195
02/28/17	$10,111	$10,372	$10,174
03/31/17	$10,170	$10,388	$10,237
04/30/17	$10,245	$10,506	$10,316
05/31/17	$10,457	$10,668	$10,533
06/30/17	$10,510	$10,659	$10,590
07/31/17	$10,788	$10,838	$10,872
08/31/17	$10,827	$10,945	$10,919
09/30/17	$10,734	$10,847	$10,829
10/31/17	$10,603	$10,806	$10,700
11/30/17	$10,798	$10,926	$10,902
12/31/17	$10,843	$10,964	$10,952
01/31/18	$11,212	$11,094	$11,327
02/28/18	$11,078	$10,996	$11,195
03/31/18	$11,149	$11,113	$11,269
04/30/18	$10,930	$10,935	$11,052
05/31/18	$10,703	$10,852	$10,829
06/30/18	$10,605	$10,804	$10,730
07/31/18	$10,621	$10,786	$10,749
08/31/18	$10,571	$10,797	$10,703
09/30/18	$10,528	$10,704	$10,661
10/31/18	$10,346	$10,584	$10,479
11/30/18	$10,372	$10,617	$10,510
12/31/18	$10,500	$10,832	$10,644
01/31/19	$10,639	$10,997	$10,790
02/28/19	$10,524	$10,934	$10,676
03/31/19	$10,466	$11,070	$10,619
04/30/19	$10,419	$11,038	$10,573
05/31/19	$10,414	$11,187	$10,573
06/30/19	$10,631	$11,435	$10,800
07/31/19	$10,475	$11,403	$10,646
08/31/19	$10,429	$11,635	$10,602
09/30/19	$10,357	$11,517	$10,533
10/31/19	$10,527	$11,594	$10,710
11/30/19	$10,405	$11,506	$10,588
12/31/19	$10,593	$11,573	$10,783
01/31/20	$10,490	$11,721	$10,683
02/29/20	$10,382	$11,799	$10,580
03/31/20	$10,181	$11,535	$10,381
04/30/20	$10,276	$11,761	$10,484
05/31/20	$10,354	$11,813	$10,568
06/30/20	$10,451	$11,918	$10,667
07/31/20	$10,834	$12,298	$11,063
08/31/20	$10,932	$12,279	$11,167
09/30/20	$10,793	$12,235	$11,028
10/31/20	$10,812	$12,247	$11,052
11/30/20	$11,070	$12,470	$11,319
12/31/20	$11,281	$12,637	$11,539
01/31/21	$11,188	$12,526	$11,448
02/28/21	$11,124	$12,310	$11,385
03/31/21	$10,837	$12,073	$11,093
04/30/21	$11,031	$12,226	$11,297
05/31/21	$11,112	$12,341	$11,421
06/30/21	$10,890	$12,232	$11,159
07/31/21	$10,894	$12,395	$11,168
08/31/21	$10,862	$12,343	$11,140
09/30/21	$10,676	$12,124	$10,952
10/31/21	$10,647	$12,094	$10,926
11/30/21	$10,450	$12,059	$10,729
12/31/21	$10,501	$12,042	$10,784
01/31/22	$10,378	$11,795	$10,662
02/28/22	$10,353	$11,655	$10,645
03/31/22	$10,107	$11,300	$10,385
04/30/22	$9,567	$10,681	$9,833
05/31/22	$9,660	$10,710	$9,929
06/30/22	$9,305	$10,367	$9,567
07/31/22	$9,297	$10,587	$9,565
08/31/22	$9,041	$10,169	$9,304
09/30/22	$8,642	$9,647	$8,904
10/31/22	$8,643	$9,580	$8,907
11/30/22	$9,064	$10,031	$9,345
12/31/22	$9,338	$10,086	$9,630
01/31/23	$9,574	$10,417	$9,879
02/28/23	$9,233	$10,070	$9,529
03/31/23	$9,482	$10,389	$9,792
04/30/23	$9,490	$10,435	$9,806
05/31/23	$9,273	$10,231	$9,585
06/30/23	$9,308	$10,230	$9,627
07/31/23	$9,475	$10,301	$9,803
08/31/23	$9,294	$10,160	$9,620
09/30/23	$9,086	$9,863	$9,409
10/31/23	$9,027	$9,745	$9,349
11/30/23	$9,381	$10,237	$9,719
12/31/23	$9,664	$10,662	$10,016
01/31/24	$9,458	$10,515	$9,806
02/29/24	$9,353	$10,383	$9,699
03/31/24	$9,332	$10,440	$9,682
04/30/24	$9,148	$10,176	$9,494
05/31/24	$9,263	$10,310	$9,616
06/30/24	$9,172	$10,325	$9,524
07/31/24	$9,406	$10,610	$9,770
08/31/24	$9,693	$10,861	$10,076
09/30/24	$9,873	$11,046	$10,266
10/31/24	$9,466	$10,675	$9,846
11/30/24	$9,404	$10,712	$9,784
12/31/24	$9,162	$10,482	$9,535
01/31/25	$9,242	$10,542	$9,620
02/28/25	$9,331	$10,692	$9,716
03/31/25	$9,523	$10,758	$9,917
04/30/25	$9,979	$11,074	$10,397
05/31/25	$10,001	$11,035	$10,424
06/30/25	$10,212	$11,244	$10,643
07/31/25	$9,960	$11,077	$10,384
08/31/25	$10,167	$11,238	$10,602
09/30/25	$10,179	$11,311	$10,618
10/31/25	$10,009	$11,282	$10,444
11/30/25	$10,016	$11,309	$10,455
12/31/25	$10,117	$11,338	$10,563

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
BWZ	10.42%	(2.16%)	0.12%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index	10.79%	(1.75%)	0.55%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$348,093,326
  Number of Portfolio Holdings262
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid$1,128,465

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.9%
France	5.0%
Germany	4.8%
South Korea	4.6%
Canada	4.6%
China	4.6%
United Kingdom	4.6%
Spain	4.6%
Italy	4.6%
Australia	4.4%

Top Ten Holdings

Holdings	%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	1.5%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	1.3%
Australia Government Bonds, 4.75%, due 04/21/27	1.3%
Australia Government Bonds, 2.75%, due 11/21/28	1.2%
Australia Government Bonds, 2.25%, due 05/21/28	1.1%
Japan Government Ten Year Bonds, 0.10%, due 06/20/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 03/20/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 06/20/28	1.0%
Japan Government Ten Year Bonds, 0.10%, due 09/20/27	1.0%
Japan Government Ten Year Bonds, 0.10%, due 12/20/27	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BWZ

SPDR FTSE International Government Inflation-Protected Bond ETF

WIP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$54	0.50%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations. In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European Central Bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global Treasuries delivered positive, income‑led returns in 2025, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	WIP	Bloomberg Global Aggregate Bond Index	FTSE International Inflation-Linked Securities Select Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,967	$10,087	$9,973
02/29/16	$10,039	$10,311	$10,065
03/31/16	$10,701	$10,590	$10,706
04/30/16	$10,847	$10,731	$10,859
05/31/16	$10,546	$10,587	$10,563
06/30/16	$10,889	$10,896	$10,912
07/31/16	$11,024	$10,978	$11,054
08/31/16	$11,159	$10,925	$11,189
09/30/16	$11,233	$10,985	$11,266
10/31/16	$10,898	$10,680	$10,945
11/30/16	$10,361	$10,256	$10,419
12/31/16	$10,515	$10,209	$10,576
01/31/17	$10,739	$10,324	$10,804
02/28/17	$10,845	$10,372	$10,911
03/31/17	$10,857	$10,388	$10,928
04/30/17	$11,081	$10,506	$11,158
05/31/17	$11,179	$10,668	$11,262
06/30/17	$11,149	$10,659	$11,237
07/31/17	$11,424	$10,838	$11,515
08/31/17	$11,597	$10,945	$11,698
09/30/17	$11,508	$10,847	$11,614
10/31/17	$11,331	$10,806	$11,441
11/30/17	$11,518	$10,926	$11,635
12/31/17	$11,736	$10,964	$11,865
01/31/18	$12,135	$11,094	$12,268
02/28/18	$11,916	$10,996	$12,046
03/31/18	$12,117	$11,113	$12,255
04/30/18	$11,763	$10,935	$11,900
05/31/18	$11,414	$10,852	$11,549
06/30/18	$11,284	$10,804	$11,425
07/31/18	$11,367	$10,786	$11,511
08/31/18	$10,953	$10,797	$11,101
09/30/18	$11,040	$10,704	$11,189
10/31/18	$10,965	$10,584	$11,114
11/30/18	$10,922	$10,617	$11,078
12/31/18	$11,043	$10,832	$11,205
01/31/19	$11,480	$10,997	$11,649
02/28/19	$11,359	$10,934	$11,536
03/31/19	$11,414	$11,070	$11,594
04/30/19	$11,373	$11,038	$11,564
05/31/19	$11,437	$11,187	$11,634
06/30/19	$11,824	$11,435	$12,035
07/31/19	$11,877	$11,403	$12,094
08/31/19	$11,852	$11,635	$12,074
09/30/19	$11,834	$11,517	$12,058
10/31/19	$11,943	$11,594	$12,176
11/30/19	$11,728	$11,506	$11,941
12/31/19	$12,010	$11,573	$12,234
01/31/20	$11,998	$11,721	$12,253
02/29/20	$11,750	$11,799	$12,004
03/31/20	$10,661	$11,535	$10,902
04/30/20	$10,965	$11,761	$11,219
05/31/20	$11,317	$11,813	$11,587
06/30/20	$11,473	$11,918	$11,750
07/31/20	$12,135	$12,298	$12,433
08/31/20	$12,132	$12,279	$12,443
09/30/20	$11,842	$12,235	$12,153
10/31/20	$11,859	$12,247	$12,181
11/30/20	$12,409	$12,470	$12,750
12/31/20	$12,942	$12,637	$13,299
01/31/21	$12,782	$12,526	$13,130
02/28/21	$12,458	$12,310	$12,794
03/31/21	$12,293	$12,073	$12,631
04/30/21	$12,482	$12,226	$12,835
05/31/21	$12,813	$12,341	$13,230
06/30/21	$12,594	$12,232	$12,965
07/31/21	$12,873	$12,395	$13,256
08/31/21	$12,867	$12,343	$13,258
09/30/21	$12,397	$12,124	$12,786
10/31/21	$12,511	$12,094	$12,915
11/30/21	$12,366	$12,059	$12,770
12/31/21	$12,466	$12,042	$12,887
01/31/22	$12,322	$11,795	$12,738
02/28/22	$12,475	$11,655	$12,874
03/31/22	$12,612	$11,300	$13,021
04/30/22	$11,800	$10,681	$12,194
05/31/22	$11,644	$10,710	$12,033
06/30/22	$10,847	$10,367	$11,219
07/31/22	$11,147	$10,587	$11,526
08/31/22	$10,673	$10,169	$11,044
09/30/22	$9,921	$9,647	$10,241
10/31/22	$10,016	$9,580	$10,412
11/30/22	$10,621	$10,031	$11,050
12/31/22	$10,545	$10,086	$10,982
01/31/23	$10,997	$10,417	$11,452
02/28/23	$10,634	$10,070	$11,087
03/31/23	$11,126	$10,389	$11,601
04/30/23	$11,043	$10,435	$11,523
05/31/23	$10,704	$10,231	$11,170
06/30/23	$10,999	$10,230	$11,495
07/31/23	$11,245	$10,301	$11,752
08/31/23	$10,901	$10,160	$11,409
09/30/23	$10,443	$9,863	$10,928
10/31/23	$10,192	$9,745	$10,686
11/30/23	$10,877	$10,237	$11,400
12/31/23	$11,467	$10,662	$12,026
01/31/24	$11,099	$10,515	$11,644
02/29/24	$10,989	$10,383	$11,533
03/31/24	$11,045	$10,440	$11,604
04/30/24	$10,706	$10,176	$11,247
05/31/24	$10,903	$10,310	$11,456
06/30/24	$10,733	$10,325	$11,288
07/31/24	$10,951	$10,610	$11,527
08/31/24	$11,211	$10,861	$11,808
09/30/24	$11,448	$11,046	$12,063
10/31/24	$10,868	$10,675	$11,455
11/30/24	$10,861	$10,712	$11,452
12/31/24	$10,451	$10,482	$11,025
01/31/25	$10,616	$10,542	$11,203
02/28/25	$10,716	$10,692	$11,320
03/31/25	$10,838	$10,758	$11,453
04/30/25	$11,258	$11,074	$11,895
05/31/25	$11,288	$11,035	$11,931
06/30/25	$11,656	$11,244	$12,326
07/31/25	$11,364	$11,077	$12,023
08/31/25	$11,570	$11,238	$12,251
09/30/25	$11,763	$11,311	$12,455
10/31/25	$11,805	$11,282	$12,506
11/30/25	$11,893	$11,309	$12,604
12/31/25	$12,006	$11,338	$12,730

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
WIP	14.88%	(1.49%)	1.84%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
FTSE International Inflation-Linked Securities Select IndexFootnote Reference(1)Footnote Reference(2)Footnote Reference(3)	15.46%	(0.87%)	2.44%
Footnote	Description
Footnote(1)	Effective February 12, 2016 (the "Benchmark Index Change Date"), the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Bond Capped Index (the "Previous Benchmark Index") to the Citi International Inflation-Linked Securities Select Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the Citi International Inflation-Linked Securities Select Index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Effective May 21, 2018, the Fund's benchmark index rebranded from the Citi International Inflation-Linked Securities Select Index to the FTSE International Inflation-Linked Securities Select Index.
Footnote(3)	Returns represent the DB Global Government ex-US Inflation-Linked Bond Capped Index from fund inception through 02/11/16 and the FTSE International Inflation-Linked Securities Select Index (Previously branded as the Citi International Inflation-Linked Securities Select Index before 05/21/2018) effective 02/12/2016 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$352,091,349
  Number of Portfolio Holdings176
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$1,698,859

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United Kingdom	18.4%
France	8.1%
Brazil	7.2%
Italy	5.5%
Mexico	5.2%
Chile	4.6%
Spain	4.6%
Australia	4.6%
South Africa	4.6%
Israel	4.5%

Top Ten Holdings

Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	2.2%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.5%
Republic of Poland Government Bonds, 2.00%, due 08/25/36	1.4%
Spain Government Bonds Inflation-Linked, 0.65%, due 11/30/27	1.3%
Turkiye Government Bonds, 3.00%, due 05/28/31	1.3%
New Zealand Government Bonds Inflation-Linked, 2.50%, due 09/20/35	1.3%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, due 04/15/46	1.2%
Sweden Bonds Inflation-Linked, 3.50%, due 12/01/28	1.2%
Colombia TES, 3.75%, due 02/25/37	1.1%
Australia Government Bonds, 2.50%, due 09/20/30	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR WIP

State Street® SPDR® S&P® Leveraged Loan ETF

LVLN

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® SPDR® S&P® Leveraged Loan ETF (the "Fund") for the period of November 18, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Leveraged Loan ETF	$5	0.40%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$50,196,603
  Number of Portfolio Holdings162
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$21,648

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Software	16.4%
Commercial Services	6.2%
Insurance	5.3%
Chemicals	4.9%
Health Care Providers & Services	4.5%
Containers & Packaging	4.4%
Retail	4.4%
Computers	4.1%
Pharmaceuticals	3.9%
Construction & Engineering	2.5%

Top Ten Holdings

Holdings	%
DG Investment Intermediate Holdings 2, Inc.	1.5%
Bausch & Lomb Corp.	1.0%
Lumexa Imaging, Inc.	1.0%
Amneal Pharmaceuticals LLC	1.0%
Peloton Interactive, Inc.	1.0%
Element Solutions, Inc.	1.0%
Genmab AS	1.0%
Albion Financing 3 SARL	1.0%
White Cap Buyer LLC, due 10/19/29	1.0%
TK Elevator Midco GmbH	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR LVLN

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $142,411 and $126,175, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees. For the fiscal years ending December 31, 2025 and December 31, 2024, EY did not bill the registrant any fees for assurances ended related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees. For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $63,959. For the fiscal year ended December 31, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $13,890.

(d) All Other Fees. For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,761,443 and $9,556,710, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a) The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b) The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c) Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d) The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services. None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2025 (in millions)		FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.6		$18.5
Tax Fees	$3.6		$3.2
All Other Fees	$15.8		$15.0

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) EY notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2025
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
State Street SPDR S&P Leveraged Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
BRAZIL — 4.4%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$180,738
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2027	BRL	57,000,000	8,638,781
Zero Coupon, 7/1/2028	BRL	12,000,000	1,609,341
Zero Coupon, 7/1/2029	BRL	18,000,000	2,121,388
Zero Coupon, 1/1/2030	BRL	68,500,000	7,561,520
0.01%, 4/1/2027	BRL	34,500,000	5,379,340
0.01%, 10/1/2027	BRL	55,750,000	8,192,052
0.01%, 1/1/2029	BRL	60,000,000	7,551,021
0.01%, 1/1/2032	BRL	52,000,000	4,401,899
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2027	BRL	49,575,000	8,760,575
10.00%, 1/1/2029	BRL	88,590,000	14,973,827
10.00%, 1/1/2031	BRL	99,000,000	15,892,041
10.00%, 1/1/2033	BRL	34,300,000	5,284,694
10.00%, 1/1/2035	BRL	56,500,000	8,461,781
			99,008,998
CHILE — 3.0%
Bonos de la Tesoreria de la Republica en pesos:
0.01%, 5/6/2027	CLP	1,700,000,000	1,782,400
2.30%, 10/1/2028	CLP	4,255,000,000	4,428,603
2.80%, 10/1/2033	CLP	2,200,000,000	2,046,696
4.70%, 9/1/2030	CLP	6,805,000,000	7,408,568
4.90%, 11/1/2027	CLP	1,400,000,000	1,567,025
5.00%, 10/1/2028	CLP	4,780,000,000	5,340,747
5.00%, 3/1/2035	CLP	6,000,000,000	6,491,141
5.10%, 7/15/2050	CLP	4,970,000,000	5,136,330
5.30%, 11/1/2037	CLP	5,040,000,000	5,566,498
5.80%, 10/1/2029	CLP	7,020,000,000	7,984,926
5.80%, 10/1/2034	CLP	1,250,000,000	1,428,663
6.00%, 4/1/2033	CLP	9,330,000,000	10,750,642
6.00%, 1/1/2043	CLP	4,795,000,000	5,610,587
6.10%, 4/1/2056	CLP	600,000,000	715,127
6.20%, 10/1/2040	CLP	590,000,000	704,262
7.00%, 5/1/2034	CLP	670,000,000	824,472
			67,786,687
CHINA — 12.4%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	1,073,491
4.88%, 2/9/2028	CNY	3,000,000	457,304
Security Description		Principal Amount	Value
China Government Bonds:
1.38%, 6/15/2027	CNY	24,000,000	$3,437,227
1.42%, 11/15/2027	CNY	15,000,000	2,150,008
1.42%, 8/15/2028	CNY	25,000,000	3,579,486
1.43%, 1/25/2030	CNY	40,000,000	5,692,702
1.44%, 9/15/2027	CNY	20,000,000	2,865,263
1.45%, 2/25/2028	CNY	40,000,000	5,738,993
1.46%, 5/25/2028	CNY	40,000,000	5,742,514
1.55%, 7/25/2030	CNY	25,000,000	3,572,934
1.59%, 3/15/2027	CNY	30,000,000	4,307,285
1.61%, 2/15/2035	CNY	33,000,000	4,620,695
1.62%, 8/15/2027	CNY	18,000,000	2,587,795
1.63%, 10/25/2030	CNY	20,000,000	2,861,558
1.65%, 5/15/2035	CNY	15,000,000	2,106,338
1.67%, 5/25/2035	CNY	33,000,000	4,654,735
1.74%, 10/15/2029	CNY	27,000,000	3,896,537
1.78%, 9/15/2032	CNY	20,000,000	2,867,240
1.78%, 11/15/2035	CNY	10,000,000	1,420,920
1.79%, 3/25/2032	CNY	40,000,000	5,753,141
1.83%, 8/25/2035	CNY	35,000,000	4,993,442
1.85%, 5/15/2027	CNY	15,000,000	2,161,433
1.87%, 9/15/2031	CNY	10,000,000	1,443,671
1.91%, 7/15/2029	CNY	25,000,000	3,626,876
1.92%, 1/15/2055	CNY	10,000,000	1,316,932
2.04%, 2/25/2027	CNY	30,000,000	4,327,486
2.04%, 11/25/2034	CNY	10,000,000	1,452,510
2.05%, 4/15/2029	CNY	40,000,000	5,828,139
2.11%, 8/25/2034	CNY	21,000,000	3,068,035
2.12%, 6/25/2031	CNY	20,000,000	2,927,015
2.27%, 5/25/2034	CNY	30,000,000	4,435,961
2.28%, 3/25/2031	CNY	20,000,000	2,952,087
2.35%, 2/25/2034	CNY	20,000,000	2,973,936
2.37%, 1/20/2027	CNY	18,500,000	2,676,095
2.37%, 1/15/2029	CNY	25,000,000	3,678,115
2.40%, 7/15/2028	CNY	21,000,000	3,082,324
2.44%, 10/15/2027	CNY	15,000,000	2,185,658
2.48%, 4/15/2027	CNY	15,000,000	2,177,526
2.48%, 9/25/2028	CNY	10,000,000	1,473,952
2.50%, 7/25/2027	CNY	19,000,000	2,762,822
2.52%, 8/25/2033	CNY	18,000,000	2,708,502
2.54%, 12/25/2030	CNY	20,000,000	2,988,912
2.55%, 10/15/2028	CNY	25,000,000	3,693,373
2.60%, 9/15/2030	CNY	12,000,000	1,796,767
2.60%, 9/1/2032	CNY	20,000,000	3,014,918
2.62%, 4/15/2028	CNY	21,000,000	3,090,201
2.62%, 9/25/2029	CNY	20,000,000	2,974,397
2.62%, 6/25/2030	CNY	18,000,000	2,690,169
2.64%, 1/15/2028	CNY	21,000,000	3,083,932
2.67%, 5/25/2033	CNY	20,000,000	3,037,414
2.67%, 11/25/2033	CNY	20,000,000	3,045,318
2.68%, 5/21/2030	CNY	25,000,000	3,741,330
2.69%, 8/15/2032	CNY	30,000,000	4,539,528
2.75%, 6/15/2029	CNY	14,000,000	2,088,847
2.75%, 2/17/2032	CNY	23,000,000	3,487,792

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
2.76%, 5/15/2032	CNY	15,000,000	$2,281,120
2.79%, 12/15/2029	CNY	20,000,000	3,001,193
2.80%, 3/24/2029	CNY	20,000,000	2,982,916
2.80%, 3/25/2030	CNY	23,000,000	3,459,686
2.80%, 11/15/2032	CNY	15,000,000	2,294,501
2.85%, 6/4/2027	CNY	22,000,000	3,217,641
2.88%, 2/25/2033	CNY	8,000,000	1,233,656
2.89%, 11/18/2031	CNY	20,500,000	3,137,912
2.91%, 10/14/2028	CNY	20,000,000	2,982,210
3.00%, 10/15/2053	CNY	15,000,000	2,422,450
3.01%, 5/13/2028	CNY	8,000,000	1,189,509
3.02%, 5/27/2031	CNY	30,000,000	4,614,180
3.12%, 10/25/2052	CNY	9,000,000	1,478,321
3.13%, 11/21/2029	CNY	20,000,000	3,044,556
3.25%, 11/22/2028	CNY	10,000,000	1,510,481
3.27%, 11/19/2030	CNY	25,000,000	3,887,517
3.27%, 8/22/2046	CNY	10,000,000	1,653,587
3.27%, 3/25/2073	CNY	5,000,000	878,565
3.28%, 12/3/2027	CNY	20,400,000	3,033,177
3.29%, 5/23/2029	CNY	24,600,000	3,748,896
3.32%, 4/15/2052	CNY	8,000,000	1,354,530
3.39%, 3/16/2050	CNY	15,000,000	2,545,446
3.40%, 7/15/2072	CNY	10,000,000	1,807,953
3.48%, 11/21/2066	CNY	6,700,000	1,210,004
3.52%, 5/4/2027	CNY	5,000,000	739,297
3.52%, 4/25/2046	CNY	5,000,000	853,332
3.53%, 10/18/2051	CNY	7,000,000	1,225,480
3.54%, 8/16/2028	CNY	10,000,000	1,518,009
3.72%, 4/12/2051	CNY	20,000,000	3,593,265
3.73%, 5/25/2070	CNY	25,000,000	4,833,827
3.74%, 9/22/2035	CNY	7,800,000	1,325,507
3.74%, 10/20/2045	CNY	3,000,000	531,899
3.76%, 3/22/2071	CNY	20,000,000	3,894,893
3.77%, 2/20/2047	CNY	8,000,000	1,416,721
3.81%, 9/14/2050	CNY	17,000,000	3,082,779
3.86%, 7/22/2049	CNY	15,000,000	2,718,971
3.96%, 7/29/2040	CNY	8,000,000	1,425,301
3.97%, 7/23/2048	CNY	8,000,000	1,468,432
4.00%, 6/24/2069	CNY	9,000,000	1,825,730
4.05%, 7/24/2047	CNY	8,000,000	1,479,292
4.08%, 3/1/2040	CNY	5,000,000	903,093
4.08%, 10/22/2048	CNY	15,300,000	2,849,143
4.09%, 4/27/2035	CNY	1,000,000	174,437
4.22%, 3/19/2048	CNY	8,000,000	1,513,577
4.28%, 10/23/2047	CNY	3,250,000	619,539
4.50%, 6/23/2041	CNY	11,000,000	2,096,798
4.63%, 8/11/2034	CNY	7,000,000	1,257,265
4.76%, 9/16/2043	CNY	2,000,000	398,227
			275,626,402
COLOMBIA — 3.3%
Colombia TES:
5.75%, 11/3/2027	COP	5,700,000,000	1,365,216
6.00%, 4/28/2028	COP	36,441,000,000	8,434,002
6.25%, 7/9/2036	COP	13,200,000,000	2,163,105
7.00%, 3/26/2031	COP	28,650,000,000	5,902,434
Security Description		Principal Amount	Value
7.00%, 6/30/2032	COP	24,260,000,000	$4,735,249
7.25%, 10/18/2034	COP	26,825,000,000	5,019,031
7.25%, 10/26/2050	COP	21,700,000,000	3,283,363
7.75%, 9/18/2030	COP	20,700,000,000	4,489,712
9.25%, 5/28/2042	COP	39,800,000,000	7,814,041
11.00%, 8/22/2029	COP	16,600,000,000	4,150,826
11.50%, 7/25/2046	COP	36,600,000,000	8,707,962
11.75%, 1/24/2035	COP	5,600,000,000	1,378,384
12.00%, 3/13/2058	COP	3,082,400,000	747,953
12.75%, 11/28/2040	COP	11,300,000,000	2,985,443
13.25%, 2/9/2033	COP	43,080,000,000	11,445,827
			72,622,548
CZECH REPUBLIC — 3.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	16,750,000	701,157
0.25%, 2/10/2027	CZK	120,030,000	5,632,811
0.95%, 5/15/2030	CZK	99,780,000	4,266,268
1.20%, 3/13/2031	CZK	180,790,000	7,605,216
1.50%, 4/24/2040	CZK	72,660,000	2,317,672
1.75%, 6/23/2032	CZK	142,500,000	5,950,900
1.95%, 7/30/2037	CZK	40,600,000	1,493,289
2.00%, 10/13/2033	CZK	142,350,000	5,813,225
2.50%, 8/25/2028	CZK	153,400,000	7,233,955
2.75%, 7/23/2029	CZK	154,350,000	7,216,848
3.00%, 3/3/2033	CZK	60,700,000	2,702,952
3.50%, 5/30/2035	CZK	134,500,000	6,028,517
3.60%, 6/3/2036	CZK	52,000,000	2,312,184
4.00%, 4/4/2044	CZK	8,000,000	342,602
4.20%, 12/4/2036	CZK	78,180,000	3,661,669
4.25%, 10/24/2034	CZK	14,000,000	666,412
4.50%, 11/11/2032	CZK	117,000,000	5,736,434
4.85%, 11/26/2057	CZK	22,300,000	1,021,203
4.90%, 4/14/2034	CZK	116,350,000	5,811,974
5.00%, 9/30/2030	CZK	114,270,000	5,779,694
5.30%, 9/19/2035	CZK	16,000,000	819,375
5.50%, 12/12/2028	CZK	17,000,000	865,274
5.75%, 3/29/2029	CZK	27,900,000	1,433,592
6.20%, 6/16/2031	CZK	20,000,000	1,067,275
			86,480,498
FRANCE — 0.0% *
Agence Francaise de Developpement EPIC Series EMTN, 5.75%, 10/9/2030	IDR	18,000,000,000	1,064,240
HUNGARY — 3.1%
Hungary Government Bonds:
2.00%, 5/23/2029 (a)	HUF	1,732,430,000	4,624,716
2.25%, 4/20/2033	HUF	1,071,200,000	2,460,142
2.25%, 6/22/2034	HUF	885,900,000	1,938,903
3.00%, 10/27/2027	HUF	2,368,170,000	6,861,906
3.00%, 8/21/2030	HUF	2,405,000,000	6,380,885
3.00%, 10/27/2038	HUF	1,588,160,000	3,211,856

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
3.00%, 4/25/2041	HUF	671,300,000	$1,262,953
3.25%, 10/22/2031	HUF	3,030,870,000	7,876,300
4.50%, 3/23/2028	HUF	2,299,300,000	6,784,821
4.50%, 5/27/2032	HUF	890,000,000	2,431,400
4.75%, 11/24/2032	HUF	1,727,700,000	4,756,318
6.75%, 10/22/2028	HUF	3,311,590,000	10,252,644
6.75%, 7/23/2031	HUF	500,000,000	1,551,187
7.00%, 10/24/2035	HUF	2,450,000,000	7,591,956
			67,985,987
INDIA — 7.1%
India Government Bonds:
5.77%, 8/3/2030	INR	380,000,000	4,117,252
5.79%, 5/11/2030	INR	330,000,000	3,580,223
5.85%, 12/1/2030	INR	385,000,000	4,184,997
6.01%, 7/21/2030	INR	160,000,000	1,757,733
6.10%, 7/12/2031	INR	600,000,000	6,548,361
6.28%, 7/14/2032	INR	115,000,000	1,259,148
6.33%, 5/5/2035	INR	650,000,000	7,090,891
6.45%, 10/7/2029	INR	180,000,000	2,013,823
6.48%, 10/6/2035	INR	100,000,000	1,093,594
6.54%, 1/17/2032	INR	650,000,000	7,201,546
6.67%, 12/17/2050	INR	550,000,000	5,637,403
6.75%, 12/23/2029	INR	110,000,000	1,244,057
6.79%, 12/30/2031	INR	200,000,000	2,246,230
6.79%, 10/7/2034	INR	650,000,000	7,275,984
6.79%, 12/2/2034	INR	15,000,000	167,210
6.99%, 12/15/2051	INR	600,000,000	6,451,365
7.02%, 6/18/2031	INR	250,000,000	2,839,488
7.04%, 6/3/2029	INR	116,000,000	1,324,208
7.06%, 4/10/2028	INR	201,000,000	2,296,040
7.10%, 1/27/2028	INR	30,000,000	341,379
7.10%, 4/18/2029	INR	236,000,000	2,699,915
7.10%, 4/8/2034	INR	700,000,000	7,979,578
7.16%, 9/20/2050	INR	350,000,000	3,817,549
7.17%, 4/17/2030	INR	285,000,000	3,258,585
7.18%, 8/14/2033	INR	750,000,000	8,584,562
7.18%, 7/24/2037	INR	700,000,000	7,951,782
7.25%, 11/13/2028	INR	5,000,000	57,499
7.26%, 1/14/2029	INR	195,000,000	2,243,014
7.26%, 8/22/2032	INR	600,000,000	6,889,398
7.26%, 2/6/2033	INR	560,000,000	6,427,669
7.29%, 1/27/2033	INR	15,000,000	172,458
7.30%, 6/19/2053	INR	750,000,000	8,317,362
7.32%, 11/13/2030	INR	250,000,000	2,884,421
7.36%, 9/12/2052	INR	650,000,000	7,273,091
7.37%, 10/23/2028	INR	95,000,000	1,095,023
7.37%, 1/23/2054	INR	17,000,000	191,806
7.38%, 6/20/2027	INR	221,000,000	2,516,633
7.41%, 12/19/2036	INR	550,000,000	6,374,786
7.54%, 5/23/2036	INR	570,000,000	6,672,330
7.72%, 6/15/2049	INR	290,000,000	3,386,373
			157,464,766
Security Description		Principal Amount	Value
INDONESIA — 5.7%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	50,000,000,000	$2,993,455
6.13%, 5/15/2028	IDR	48,750,000,000	2,971,688
6.25%, 6/15/2036	IDR	30,000,000,000	1,809,026
6.38%, 8/15/2028	IDR	60,000,000,000	3,684,870
6.38%, 4/15/2032	IDR	90,000,000,000	5,502,674
6.38%, 7/15/2037	IDR	10,000,000,000	604,508
6.38%, 4/15/2042	IDR	1,700,000,000	100,683
6.50%, 7/15/2030	IDR	28,000,000,000	1,744,832
6.50%, 2/15/2031	IDR	81,700,000,000	5,036,878
6.50%, 4/15/2036	IDR	15,000,000,000	925,203
6.63%, 5/15/2033	IDR	55,000,000,000	3,392,421
6.63%, 2/15/2034	IDR	55,000,000,000	3,405,609
6.75%, 7/15/2035	IDR	30,000,000,000	1,889,253
6.88%, 4/15/2029	IDR	45,000,000,000	2,811,836
6.88%, 8/15/2051	IDR	30,000,000,000	1,824,320
6.88%, 7/15/2054	IDR	35,000,000,000	2,140,977
7.00%, 5/15/2027	IDR	58,000,000,000	3,557,556
7.00%, 9/15/2030	IDR	75,600,000,000	4,771,542
7.00%, 2/15/2033	IDR	70,000,000,000	4,412,082
7.13%, 6/15/2038	IDR	36,000,000,000	2,297,130
7.13%, 8/15/2040	IDR	20,000,000,000	1,285,697
7.13%, 6/15/2042	IDR	60,000,000,000	3,808,757
7.13%, 6/15/2043	IDR	42,000,000,000	2,664,868
7.13%, 8/15/2045	IDR	35,000,000,000	2,248,753
7.38%, 5/15/2048	IDR	41,700,000,000	2,675,052
7.50%, 8/15/2032	IDR	31,300,000,000	2,021,638
7.50%, 6/15/2035	IDR	70,600,000,000	4,627,711
7.50%, 5/15/2038	IDR	43,910,000,000	2,876,910
7.50%, 4/15/2040	IDR	75,000,000,000	4,909,382
8.25%, 5/15/2029	IDR	52,150,000,000	3,390,022
8.25%, 6/15/2032	IDR	3,710,000,000	249,753
8.25%, 5/15/2036	IDR	47,090,000,000	3,244,814
8.38%, 3/15/2034	IDR	72,700,000,000	4,968,102
8.38%, 4/15/2039	IDR	40,000,000,000	2,799,447
8.75%, 5/15/2031	IDR	39,050,000,000	2,652,190
8.75%, 2/15/2044	IDR	17,050,000,000	1,257,978
9.00%, 3/15/2029	IDR	50,000,000,000	3,311,154
9.50%, 5/15/2041	IDR	1,000,000,000	75,000
9.75%, 5/15/2037	IDR	1,250,000,000	95,985
10.00%, 2/15/2028	IDR	10,000,000,000	656,198
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	23,571,000,000	1,435,323
6.00%, 1/15/2027	IDR	40,000,000,000	2,426,783
6.10%, 2/15/2037	IDR	2,000,000,000	119,402
6.38%, 3/15/2034	IDR	87,522,000,000	5,312,395
6.50%, 6/15/2039	IDR	10,000,000,000	610,631
6.63%, 9/15/2029	IDR	10,000,000,000	616,092
6.63%, 7/15/2041	IDR	2,000,000,000	120,598
6.75%, 6/15/2047	IDR	56,875,000,000	3,442,109
6.88%, 12/15/2049	IDR	35,000,000,000	2,139,588
7.75%, 10/15/2046	IDR	23,000,000,000	1,547,434

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
8.88%, 11/15/2031	IDR	64,200,000,000	$4,385,133
			127,851,442
ISRAEL — 3.9%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	18,600,000	5,213,789
1.30%, 4/30/2032	ILS	34,900,000	9,435,681
1.50%, 5/31/2037	ILS	37,750,000	9,111,161
2.00%, 3/31/2027	ILS	26,175,000	8,040,429
2.25%, 9/28/2028	ILS	24,376,000	7,347,428
2.80%, 11/29/2052	ILS	21,800,000	5,078,380
3.75%, 9/30/2027	ILS	23,500,000	7,373,106
3.75%, 2/28/2029	ILS	31,680,000	9,945,289
3.75%, 3/31/2047	ILS	20,812,000	6,017,750
4.00%, 3/30/2035	ILS	25,300,000	7,988,361
4.60%, 8/31/2029	ILS	6,700,000	2,163,536
5.50%, 1/31/2042	ILS	22,160,000	8,019,537
6.25%, 10/30/2026	ILS	5,625,000	1,797,790
			87,532,237
MALAYSIA — 5.9%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	17,220,000	4,095,352
3.34%, 5/15/2030	MYR	3,000,000	741,084
3.48%, 7/2/2035	MYR	6,000,000	1,472,868
3.50%, 5/31/2027	MYR	16,070,000	3,984,456
3.52%, 4/20/2028	MYR	15,480,000	3,856,496
3.58%, 7/15/2032	MYR	12,080,000	3,008,331
3.73%, 6/15/2028	MYR	8,390,000	2,100,843
3.76%, 5/22/2040	MYR	7,650,000	1,878,234
3.83%, 7/5/2034	MYR	16,110,000	4,065,216
3.84%, 4/15/2033	MYR	7,860,000	1,985,898
3.89%, 3/15/2027	MYR	600,000	149,550
3.89%, 8/15/2029	MYR	12,805,000	3,227,646
3.90%, 11/16/2027	MYR	5,770,000	1,448,671
3.92%, 7/15/2055	MYR	7,000,000	1,700,286
4.05%, 4/18/2039	MYR	15,000,000	3,799,347
4.07%, 6/15/2050	MYR	13,440,000	3,374,897
4.13%, 4/15/2032	MYR	800,000	205,435
4.18%, 5/16/2044	MYR	10,000,000	2,562,297
4.23%, 6/30/2031	MYR	3,000,000	773,412
4.25%, 5/31/2035	MYR	7,255,000	1,891,842
4.46%, 3/31/2053	MYR	5,980,000	1,591,249
4.50%, 4/30/2029	MYR	7,300,000	1,874,360
4.50%, 4/15/2030	MYR	13,000,000	3,359,731
4.64%, 11/7/2033	MYR	13,910,000	3,698,330
4.70%, 10/15/2042	MYR	9,440,000	2,567,743
4.74%, 3/15/2046	MYR	8,075,000	2,222,180
4.76%, 4/7/2037	MYR	8,080,000	2,194,172
4.89%, 6/8/2038	MYR	9,370,000	2,573,985
4.92%, 7/6/2048	MYR	8,860,000	2,507,705
4.94%, 9/30/2043	MYR	5,000,000	1,400,188
Security Description		Principal Amount	Value
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	14,180,000	$3,517,829
3.45%, 7/15/2036	MYR	5,350,000	1,303,495
3.47%, 10/15/2030	MYR	5,252,000	1,304,625
3.60%, 7/31/2028	MYR	14,160,000	3,531,953
3.61%, 4/30/2035	MYR	8,800,000	2,183,191
3.64%, 8/30/2030	MYR	3,000,000	751,113
3.78%, 5/31/2045	MYR	10,000,000	2,433,783
3.80%, 10/8/2031	MYR	12,300,000	3,105,876
3.97%, 7/16/2040	MYR	7,000,000	1,768,688
4.12%, 11/30/2034	MYR	16,000,000	4,120,705
4.13%, 7/9/2029	MYR	15,000,000	3,812,791
4.19%, 10/7/2032	MYR	11,000,000	2,839,690
4.25%, 9/30/2030	MYR	11,600,000	2,978,784
4.26%, 7/26/2027	MYR	5,480,000	1,375,513
4.28%, 3/23/2054	MYR	14,200,000	3,661,257
4.29%, 8/14/2043	MYR	10,580,000	2,751,282
4.37%, 10/31/2028	MYR	8,000,000	2,036,528
4.42%, 9/30/2041	MYR	9,280,000	2,453,432
4.47%, 9/15/2039	MYR	7,376,000	1,964,109
4.58%, 8/30/2033	MYR	13,400,000	3,551,510
4.64%, 11/15/2049	MYR	4,000,000	1,096,818
4.66%, 3/31/2038	MYR	8,720,000	2,362,111
4.72%, 6/15/2033	MYR	5,200,000	1,388,728
4.76%, 8/4/2037	MYR	3,300,000	899,822
4.79%, 10/31/2035	MYR	810,000	219,878
4.90%, 5/8/2047	MYR	1,750,000	494,090
5.36%, 5/15/2052	MYR	13,000,000	3,949,585
			132,168,990
MEXICO — 5.7%
Mexico Bonos:
7.50%, 6/3/2027	MXN	114,250,700	6,346,110
7.50%, 5/26/2033	MXN	138,560,000	7,167,635
7.75%, 5/29/2031	MXN	261,716,800	14,022,908
7.75%, 11/23/2034	MXN	231,508,100	11,942,184
7.75%, 11/13/2042	MXN	166,089,600	7,895,942
8.00%, 5/24/2035	MXN	40,000,000	2,072,637
8.00%, 2/21/2036	MXN	51,000,000	2,626,233
8.00%, 11/7/2047	MXN	179,050,800	8,568,287
8.00%, 7/31/2053	MXN	117,000,000	5,546,592
8.00%, 4/29/2055	MXN	10,000,000	472,166
8.50%, 3/2/2028	MXN	52,800,000	2,969,804
8.50%, 3/1/2029	MXN	255,000,000	14,320,499
8.50%, 5/31/2029	MXN	151,446,300	8,493,442
8.50%, 2/28/2030	MXN	127,500,000	7,109,351
8.50%, 11/18/2038	MXN	160,630,000	8,372,737
10.00%, 11/20/2036	MXN	5,180,000	306,141
Mexico Cetes:
Zero Coupon, 8/6/2026	MXN	50,000,000	2,663,180
Zero Coupon, 5/13/2027	MXN	20,000,000	1,004,813
Zero Coupon, 7/8/2027	MXN	80,000,000	3,969,321

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Zero Coupon, 9/2/2027	MXN	90,000,000	$4,409,232
0.01%, 1/21/2027	MXN	112,000,000	5,765,948
0.01%, 3/18/2027	MXN	40,000,000	2,034,488
			128,079,650
PERU — 2.9%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	9,400,000	2,478,130
5.40%, 8/12/2034	PEN	10,775,000	3,191,116
5.94%, 2/12/2029	PEN	2,765,000	861,020
6.15%, 8/12/2032	PEN	29,457,000	9,447,829
6.71%, 2/12/2055	PEN	6,500,000	2,012,589
6.85%, 8/12/2035 (a)	PEN	17,275,000	5,525,654
6.85%, 2/12/2042	PEN	4,200,000	1,304,900
6.90%, 8/12/2037	PEN	40,275,000	12,511,408
6.95%, 8/12/2031	PEN	22,220,000	7,342,793
7.30%, 8/12/2033	PEN	28,350,000	9,610,050
7.60%, 8/12/2039 (a)	PEN	29,040,000	9,419,120
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	147,074
			63,851,683
PHILIPPINES — 3.9%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,314,414
3.63%, 4/22/2028	PHP	300,000,000	4,895,207
3.63%, 3/21/2033	PHP	43,150,000	634,227
3.75%, 8/12/2028	PHP	230,000,000	3,747,725
4.00%, 7/22/2031	PHP	227,000,000	3,533,195
4.63%, 9/9/2040	PHP	156,500,000	2,232,245
4.75%, 5/4/2027	PHP	206,950,000	3,493,774
4.88%, 1/20/2032	PHP	190,000,000	3,064,248
5.13%, 7/15/2041	PHP	10,000,000	148,626
5.25%, 5/18/2037	PHP	48,800,000	766,275
6.00%, 4/27/2030	PHP	50,000,000	856,667
6.13%, 1/18/2031	PHP	80,000,000	1,374,785
6.13%, 10/24/2037	PHP	67,000,000	1,132,203
6.25%, 3/22/2028	PHP	127,700,000	2,207,319
6.25%, 1/25/2034	PHP	200,000,000	3,442,648
6.25%, 2/28/2044	PHP	80,000,000	1,337,618
6.38%, 7/27/2030	PHP	250,000,000	4,338,135
6.38%, 4/28/2035	PHP	370,000,000	6,432,413
6.38%, 1/30/2050	PHP	40,000,000	674,088
6.50%, 5/19/2029	PHP	157,000,000	2,741,247
6.50%, 2/22/2038	PHP	40,000,000	695,627
6.63%, 8/17/2033	PHP	130,000,000	2,278,952
6.75%, 9/15/2032	PHP	400,000,000	7,094,931
6.75%, 1/24/2039	PHP	117,700,000	2,089,749
6.88%, 1/10/2029	PHP	293,000,000	5,169,754
6.88%, 5/23/2044	PHP	150,000,000	2,651,070
7.00%, 10/13/2029	PHP	100,000,000	1,775,242
7.25%, 6/23/2032	PHP	61,000,000	1,112,008
Security Description		Principal Amount	Value
8.00%, 7/19/2031	PHP	274,237,338	$5,155,583
8.00%, 9/30/2035	PHP	108,000,000	2,083,294
8.13%, 12/16/2035	PHP	198,800,000	3,862,834
8.13%, 11/24/2042	PHP	95,000,000	1,900,237
9.25%, 11/5/2034	PHP	100,000,000	2,067,068
			87,303,408
POLAND — 4.3%
Republic of Poland Government Bonds:
0.01%, 1/25/2028	PLN	29,900,000	7,700,242
1.25%, 10/25/2030	PLN	21,330,000	5,123,479
1.75%, 4/25/2032	PLN	50,600,000	11,854,504
2.50%, 7/25/2027	PLN	23,840,000	6,517,744
2.75%, 10/25/2029	PLN	21,450,000	5,650,796
4.00%, 4/25/2047	PLN	2,400,000	560,124
4.50%, 7/25/2030	PLN	26,100,000	7,270,151
4.75%, 7/25/2029	PLN	31,400,000	8,890,104
5.00%, 1/25/2030	PLN	19,600,000	5,576,843
5.00%, 10/25/2034	PLN	30,200,000	8,361,964
5.00%, 10/25/2035	PLN	11,000,000	3,020,448
5.75%, 4/25/2029	PLN	29,550,000	8,617,807
6.00%, 10/25/2033	PLN	30,660,000	9,116,369
7.50%, 7/25/2028	PLN	25,540,000	7,713,671
			95,974,246
ROMANIA — 3.4%
Romania Government Bonds:
2.50%, 10/25/2027	RON	9,100,000	1,964,267
3.65%, 9/24/2031	RON	17,650,000	3,504,609
4.15%, 1/26/2028	RON	15,750,000	3,474,714
4.15%, 10/24/2030	RON	2,930,000	608,277
4.75%, 10/11/2034	RON	25,340,000	5,078,393
4.85%, 7/25/2029	RON	17,700,000	3,848,096
5.00%, 2/12/2029	RON	20,585,000	4,534,507
5.80%, 7/26/2027	RON	4,810,000	1,099,994
6.30%, 4/26/2028	RON	16,600,000	3,803,597
6.30%, 4/25/2029	RON	11,000,000	2,507,921
6.70%, 2/25/2032	RON	28,650,000	6,577,799
6.75%, 4/25/2035	RON	10,000,000	2,300,375
7.10%, 7/31/2034	RON	14,250,000	3,348,163
7.20%, 5/31/2027	RON	13,000,000	3,030,421
7.20%, 10/30/2033	RON	17,500,000	4,132,275
7.35%, 4/28/2031	RON	10,500,000	2,488,425
7.40%, 4/28/2027	RON	10,500,000	2,451,831
7.50%, 7/27/2033	RON	3,300,000	791,695
7.90%, 2/24/2038	RON	17,500,000	4,376,316
8.00%, 4/29/2030	RON	23,065,000	5,569,696
8.25%, 9/29/2032	RON	22,295,000	5,534,196
8.75%, 10/30/2028	RON	15,650,000	3,803,297
			74,828,864

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	78,241,000	$4,008,336
7.00%, 2/28/2031	ZAR	91,667,000	5,399,947
8.00%, 1/31/2030	ZAR	143,325,000	8,827,466
8.25%, 3/31/2032	ZAR	199,627,000	12,324,391
8.50%, 1/31/2037	ZAR	202,227,000	12,086,823
8.75%, 1/31/2044	ZAR	254,056,000	14,665,920
8.75%, 2/28/2048	ZAR	184,035,000	10,676,345
8.88%, 2/28/2035	ZAR	205,325,000	12,892,788
9.00%, 1/31/2040	ZAR	206,340,000	12,470,768
10.50%, 12/21/2026	ZAR	16,993,333	1,052,043
10.50%, 12/21/2027	ZAR	16,993,333	1,084,771
10.88%, 3/31/2038	ZAR	12,000,000	835,885
11.63%, 3/31/2053	ZAR	31,000,000	2,358,957
			98,684,440
SOUTH KOREA — 10.7%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	2,863,242
1.38%, 12/10/2029	KRW	10,000,000,000	6,479,734
1.38%, 6/10/2030	KRW	10,000,000,000	6,403,230
1.50%, 12/10/2030	KRW	8,000,000,000	5,106,870
1.50%, 9/10/2036	KRW	6,003,000,000	3,469,299
1.50%, 9/10/2040	KRW	5,000,000,000	2,704,124
1.50%, 3/10/2050	KRW	14,730,000,000	7,148,320
1.63%, 9/10/2070	KRW	6,550,000,000	2,865,685
1.88%, 6/10/2029	KRW	7,280,000,000	4,852,146
1.88%, 9/10/2041	KRW	4,000,000,000	2,255,287
1.88%, 3/10/2051	KRW	18,000,000,000	9,449,018
2.00%, 6/10/2031	KRW	8,500,000,000	5,517,721
2.00%, 3/10/2046	KRW	1,370,000,000	762,396
2.00%, 3/10/2049	KRW	10,835,000,000	5,914,137
2.13%, 6/10/2027	KRW	6,282,000,000	4,322,973
2.13%, 3/10/2047	KRW	6,812,000,000	3,854,367
2.25%, 6/10/2028	KRW	9,000,000,000	6,140,853
2.25%, 9/10/2037	KRW	3,570,000,000	2,211,309
2.38%, 3/10/2027	KRW	7,000,000,000	4,843,983
2.38%, 12/10/2027	KRW	5,600,000,000	3,852,909
2.38%, 12/10/2028	KRW	1,839,000,000	1,255,779
2.38%, 12/10/2031	KRW	7,000,000,000	4,613,848
2.38%, 9/10/2038	KRW	4,409,000,000	2,749,928
2.50%, 9/10/2030	KRW	5,000,000,000	3,363,118
2.50%, 3/10/2052	KRW	10,000,000,000	5,963,762
2.63%, 3/10/2027	KRW	1,500,000,000	1,040,991
2.63%, 6/10/2028	KRW	2,000,000,000	1,376,742
2.63%, 3/10/2030	KRW	10,000,000,000	6,776,260
2.63%, 6/10/2035	KRW	3,500,000,000	2,280,132
2.63%, 9/10/2035	KRW	870,000,000	566,084
2.63%, 3/10/2048	KRW	6,754,000,000	4,165,640
2.63%, 3/10/2055	KRW	15,500,000,000	9,451,241
2.63%, 9/10/2055	KRW	7,100,000,000	4,353,448
2.75%, 12/10/2044	KRW	5,000,000,000	3,169,413
2.75%, 9/10/2045	KRW	1,000,000,000	636,383
2.75%, 9/10/2054	KRW	7,500,000,000	4,690,189
Security Description		Principal Amount	Value
2.75%, 9/10/2074	KRW	1,000,000,000	$623,783
2.88%, 12/10/2027	KRW	4,000,000,000	2,777,946
2.88%, 9/10/2044	KRW	4,000,000,000	2,584,652
3.00%, 9/10/2029	KRW	5,500,000,000	3,797,406
3.00%, 12/10/2034	KRW	6,000,000,000	4,026,291
3.00%, 12/10/2042	KRW	6,265,000,000	4,104,184
3.13%, 9/10/2027	KRW	5,000,000,000	3,489,446
3.13%, 9/10/2052	KRW	6,000,000,000	4,030,516
3.25%, 6/10/2027	KRW	4,000,000,000	2,796,065
3.25%, 3/10/2028	KRW	7,500,000,000	5,245,191
3.25%, 3/10/2029	KRW	7,000,000,000	4,885,764
3.25%, 6/10/2033	KRW	5,500,000,000	3,779,819
3.25%, 9/10/2042	KRW	3,200,000,000	2,168,092
3.25%, 3/10/2053	KRW	11,000,000,000	7,557,314
3.25%, 3/10/2054	KRW	10,500,000,000	7,225,325
3.38%, 6/10/2032	KRW	5,500,000,000	3,826,859
3.50%, 9/10/2028	KRW	7,000,000,000	4,919,620
3.50%, 6/10/2034	KRW	5,500,000,000	3,835,872
3.50%, 9/10/2072	KRW	2,500,000,000	1,874,367
3.63%, 9/10/2053	KRW	7,200,000,000	5,290,093
3.88%, 9/10/2043	KRW	3,500,000,000	2,566,671
4.00%, 12/10/2031	KRW	1,395,000,000	1,003,521
4.13%, 12/10/2033	KRW	5,000,000,000	3,643,914
4.25%, 12/10/2032	KRW	5,500,000,000	4,020,111
			237,543,383
SUPRANATIONAL — 1.7%
Asian Development Bank:
Series GMTN, 4.50%, 5/30/2028	PEN	6,650,000	1,953,905
Series EMTN, 5.25%, 1/29/2030	PEN	6,000,000	1,782,906
Series EMTN, 11.00%, 8/31/2026	COP	5,280,000,000	1,370,869
Asian Infrastructure Investment Bank Series EMTN, 7.00%, 3/1/2029	INR	100,000,000	1,122,170
Corp. Andina de Fomento:
Series EMTN, 7.40%, 6/30/2035	IDR	50,000,000,000	3,032,204
Series EMTN, 7.70%, 3/6/2029	INR	125,000,000	1,414,813
Series EMTN, 8.25%, 4/26/2034	INR	150,000,000	1,742,602
Series EMTN, 9.00%, 6/16/2027	MXN	19,500,000	1,099,752
European Bank for Reconstruction & Development:
Series EMTN, 0.01%, 1/28/2027	MXN	31,360,000	1,597,835
Series GMTN, 6.25%, 4/11/2028	INR	300,000,000	3,304,645

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series GMTN, 6.30%, 10/26/2027	INR	60,000,000	$667,032
Series EMTN, 6.75%, 3/14/2031	INR	50,000,000	554,799
Series EMTN, 6.75%, 1/13/2032	INR	200,000,000	2,215,465
Inter-American Development Bank:
Series EMTN, 7.00%, 1/25/2029	INR	250,000,000	2,804,480
Series GMTN, 7.35%, 10/6/2030	INR	100,000,000	1,135,855
International Bank for Reconstruction & Development:
Series EMTN, 2.98%, 6/28/2028	PLN	2,000,000	537,127
Series EMTN, 6.50%, 4/17/2030	INR	100,000,000	1,090,860
Series EMTN, 6.75%, 7/13/2029	INR	60,000,000	668,109
6.85%, 4/24/2028	INR	300,000,000	3,351,458
Series EMTN, 7.05%, 7/22/2029	INR	200,000,000	2,246,877
International Finance Corp. Series GMTN, 7.02%, 4/6/2028	MXN	30,000,000	1,613,554
Nordic Investment Bank Series EMTN, 5.00%, 3/4/2026	PLN	11,430,000	3,182,577
			38,489,894
THAILAND — 4.6%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	120,000,000	3,802,166
1.59%, 12/17/2035	THB	80,000,000	2,532,354
1.60%, 12/17/2029	THB	63,400,000	2,041,485
1.60%, 6/17/2035	THB	122,700,000	3,896,399
1.66%, 3/17/2030	THB	85,000,000	2,744,854
1.88%, 6/17/2049	THB	52,000,000	1,510,750
2.00%, 12/17/2031	THB	125,000,000	4,120,312
2.00%, 6/17/2042	THB	49,000,000	1,517,587
2.05%, 4/17/2028	THB	75,000,000	2,429,931
2.25%, 3/17/2027	THB	79,817,000	2,567,707
2.40%, 11/17/2027	THB	140,000,000	4,551,398
2.40%, 3/17/2029	THB	94,200,000	3,104,879
2.41%, 3/17/2035	THB	70,000,000	2,375,332
2.50%, 11/17/2029	THB	56,080,000	1,866,179
2.50%, 6/17/2071	THB	59,000,000	1,848,121
2.65%, 6/17/2028	THB	103,500,000	3,401,816
2.70%, 6/17/2040	THB	60,000,000	2,081,051
2.75%, 6/17/2052	THB	50,000,000	1,703,863
2.80%, 6/17/2034	THB	110,000,000	3,828,552
2.88%, 12/17/2028	THB	77,510,000	2,582,290
2.88%, 6/17/2046	THB	100,955,000	3,474,061
2.98%, 6/17/2045	THB	31,000,000	1,093,334
Security Description		Principal Amount	Value
3.14%, 6/17/2047	THB	27,250,000	$962,323
3.15%, 6/17/2050	THB	32,000,000	1,139,708
3.30%, 6/17/2038	THB	70,136,000	2,565,220
3.35%, 6/17/2033	THB	107,000,000	3,861,757
3.39%, 6/17/2037	THB	100,000,000	3,690,260
3.40%, 6/17/2036	THB	51,940,000	1,904,213
3.45%, 6/17/2043	THB	115,000,000	4,256,452
3.58%, 12/17/2027	THB	4,650,000	154,672
3.60%, 6/17/2067	THB	59,000,000	2,395,756
3.65%, 6/20/2031	THB	61,575,000	2,194,466
3.78%, 6/25/2032	THB	91,120,000	3,323,218
3.80%, 6/14/2041	THB	12,750,000	494,873
4.00%, 6/17/2055	THB	47,000,000	1,967,437
4.00%, 6/17/2066	THB	88,080,000	3,867,582
4.00%, 6/17/2072	THB	16,000,000	723,671
4.68%, 6/29/2044	THB	78,400,000	3,386,006
4.85%, 6/17/2061	THB	53,195,000	2,618,353
4.88%, 6/22/2029	THB	88,904,000	3,175,486
5.67%, 3/13/2028	THB	10,000,000	348,081
			102,103,955
TURKEY — 3.0%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,662,091
10.28%, 9/15/2027	TRY	237,735,000	3,933,168
10.40%, 10/13/2032	TRY	255,000,000	2,878,439
10.50%, 8/11/2027	TRY	70,604,000	1,190,612
10.60%, 2/11/2026	TRY	89,224,000	2,019,690
11.00%, 2/24/2027	TRY	21,938,000	404,793
11.70%, 11/13/2030	TRY	2,500,000	32,153
12.40%, 3/8/2028	TRY	119,330,000	1,920,259
16.90%, 9/2/2026	TRY	110,100,000	2,314,817
17.30%, 7/19/2028	TRY	166,000,000	2,961,026
17.80%, 7/13/2033	TRY	175,500,000	2,882,598
20.20%, 6/9/2027	TRY	136,500,000	2,700,894
21.50%, 4/28/2032	TRY	73,000,000	1,349,299
26.20%, 10/5/2033	TRY	442,316,380	10,004,978
27.70%, 9/27/2034	TRY	70,000,000	1,659,481
30.00%, 9/12/2029	TRY	190,000,000	4,303,242
31.08%, 11/8/2028	TRY	467,400,000	10,767,040
32.60%, 2/10/2027	TRY	242,000,000	5,538,038
34.10%, 7/10/2030	TRY	12,600,000	313,107
36.00%, 8/12/2026	TRY	55,000,000	1,289,598
37.00%, 2/18/2026	TRY	43,650,000	1,016,425
37.84%, 7/14/2027	TRY	197,000,000	4,766,491
41.00%, 5/5/2027	TRY	20,000,000	495,061
			66,403,300
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,163,963,412)			2,168,855,618

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c)	2,405,831	$2,405,831
State Street Navigator Securities Lending Portfolio II (d) (e)	12,174,495	12,174,495
TOTAL SHORT-TERM INVESTMENTS (Cost $14,580,326)		14,580,326
TOTAL INVESTMENTS — 98.0% (Cost $2,178,543,738)		2,183,435,944
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		44,830,351
NET ASSETS — 100.0%		$2,228,266,295
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At December 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD3,461,789	KRW5,000,000,000	01/08/2026	$7,818
Barclays Capital PLC	KRW1,000,000,000	USD690,655	01/08/2026	(3,266)
Barclays Capital PLC	KRW3,000,000,000	USD2,071,966	01/08/2026	(9,797)
Deutsche Bank AG	USD4,831,918	PLN17,500,000	01/08/2026	35,653
Deutsche Bank AG	ZAR45,000,000	USD2,646,382	01/08/2026	(68,936)
Deutsche Bank AG	PLN17,500,000	USD4,827,047	01/08/2026	(40,524)
Deutsche Bank AG	USD2,634,644	ZAR45,000,000	01/08/2026	80,673
Goldman Sachs Bank USA	USD2,002,893	INR180,000,000	01/08/2026	(599)
Goldman Sachs Bank USA	BRL25,000,000	USD4,690,467	01/08/2026	131,673
Standard Chartered Bank	USD1,450,268	INR130,000,000	01/08/2026	(4,167)
Standard Chartered Bank	USD222,817	INR20,000,000	01/08/2026	(340)
UBS AG	USD4,683,347	BRL25,000,000	01/08/2026	(124,554)
Total				$3,634

BRL	Brazilian Real
INR	Indian Rupee
KRW	South Korean Won
PLN	Polish Zloty
ZAR	South African Rand
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

During the year ended December 31, 2025, the average notional value related to forward foreign currency exchange contracts was $64,561,274.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$2,168,855,618	$—	$2,168,855,618
Short-Term Investments	14,580,326	—	—	14,580,326
TOTAL INVESTMENTS	$14,580,326	$2,168,855,618	$—	$2,183,435,944
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$255,817	$—	$255,817
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(252,183)	—	(252,183)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$3,634	$—	$3,634

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,777,202	$3,777,202	$366,491,253	$367,862,624	$—	$—	2,405,831	$2,405,831	$183,693
State Street Navigator Securities Lending Portfolio II	25,029,574	25,029,574	107,042,727	119,897,806	—	—	12,174,495	12,174,495	59,147
Total		$28,806,776	$473,533,980	$487,760,430	$—	$—		$14,580,326	$242,840
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AUSTRALIA — 1.0%
Australia & New Zealand Banking Group Ltd. Series MTN, 4.95%, 2/5/2029	AUD	200,000	$134,158
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042 (a)	GBP	300,000	341,233
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	134,090
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	196,000	223,028
Series GMTN, 2.13%, 5/24/2028	EUR	200,000	232,383
Series MTN, 2.90%, 2/25/2027	AUD	500,000	327,840
Series EMTN, 3.13%, 2/28/2030	EUR	500,000	591,558
Series MTN, 4.85%, 3/22/2029	AUD	200,000	133,713
Series MTN, 5.10%, 10/16/2035	AUD	400,000	259,810
Scentre Group Trust 1 Series MTN, 5.35%, 9/18/2035	AUD	600,000	381,853
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	450,000	552,343
Westpac Banking Corp.:
Series MTN, 4.50%, 10/30/2030	AUD	250,000	163,692
Series MTN, 5.00%, 1/15/2029	AUD	200,000	134,295
Series MTN, 5.10%, 5/14/2029	AUD	500,000	336,589
			3,946,585
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	300,000	345,858
Series EMTN, 1.15%, 1/22/2027	EUR	700,000	811,780
Series EMTN, 1.50%, 4/18/2030 (a)	EUR	200,000	222,712
Series EMTN, 1.65%, 3/28/2031	EUR	100,000	109,540
Series EMTN, 2.00%, 3/17/2028	EUR	820,000	950,069
Series EMTN, 2.75%, 3/17/2036	EUR	750,000	811,115
Series EMTN, 2.88%, 4/2/2032	EUR	700,000	807,036
Security Description		Principal Amount	Value
Series EMTN, 3.38%, 5/19/2033 (a)	EUR	500,000	$586,296
Series EMTN, 3.45%, 9/22/2031	EUR	500,000	597,155
Series EMTN, 3.70%, 4/2/2040	EUR	550,000	615,155
Series EMTN, 3.75%, 3/22/2037	EUR	500,000	581,535
Series EMTN, 3.88%, 5/19/2038	EUR	500,000	579,603
Series EMTN, 3.95%, 3/22/2044	EUR	550,000	612,722
KBC Group NV Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (b)	EUR	300,000	367,271
			7,997,847
CANADA — 1.4%
Bank of Montreal:
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (b)	EUR	173,000	207,431
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.25%, 1/9/2032 (b)	EUR	500,000	583,252
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	200,000	239,643
Canadian Imperial Bank of Commerce Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.25%, 7/16/2031 (b)	EUR	400,000	468,108
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	500,000	573,359
Toronto-Dominion Bank:
Series EMTN, 0.50%, 1/18/2027	EUR	250,000	288,075
Series EMTN, 1.95%, 4/8/2030	EUR	700,000	783,510
Series EMTN, 2.55%, 8/3/2027	EUR	450,000	528,674
Series EMTN, 2.88%, 4/5/2027	GBP	300,000	397,001
Series EMTN, 3.13%, 8/3/2032	EUR	500,000	575,886
Series GMTN, 3.56%, 4/16/2031	EUR	350,000	415,248
Series EMTN, 3.63%, 12/13/2029	EUR	500,000	599,447
			5,659,634
CHINA — 0.0% *
Prosus NV 1.29%, 7/13/2029	EUR	100,000	109,663

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
DENMARK — 1.5%
Carlsberg Breweries AS:
Series EMTN, 3.00%, 8/28/2029	EUR	500,000	$589,093
Series EMTN, 3.25%, 2/28/2032	EUR	350,000	409,023
Series EMTN, 3.50%, 2/28/2035	EUR	150,000	172,699
Danske Bank AS:
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (b)	EUR	350,000	428,348
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (b)	EUR	500,000	619,805
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (b)	GBP	108,000	142,371
DSV Finance BV:
Series EMTN, 3.13%, 11/6/2028	EUR	300,000	355,892
Series EMTN, 3.25%, 11/6/2030	EUR	400,000	472,952
Novo Nordisk Finance Netherlands BV:
Series EMTN, 2.38%, 5/27/2028	EUR	400,000	467,486
Series EMTN, 2.88%, 8/27/2030	EUR	300,000	351,414
Series EMTN, 3.13%, 1/21/2029	EUR	200,000	238,134
Series EMTN, 3.25%, 1/21/2031	EUR	500,000	593,251
Series EMTN, 3.38%, 5/21/2034	EUR	700,000	816,829
Series EMTN, 3.63%, 5/27/2037	EUR	400,000	464,710
			6,122,007
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	600,000	687,421
Series EMTN, 0.50%, 11/2/2028	EUR	500,000	551,241
Series EMTN, 1.13%, 2/16/2027	EUR	350,000	404,989
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	114,925
Series EMTN, 2.50%, 5/23/2029	EUR	200,000	232,760
Series EMTN, 2.75%, 5/2/2030	EUR	400,000	466,203
3.38%, 6/11/2029	EUR	300,000	359,100
Series EMTN, 3.63%, 3/15/2034	EUR	100,000	118,085
Security Description		Principal Amount	Value
Series EMTN, 4.13%, 5/5/2028	EUR	350,000	$424,367
OP Corporate Bank PLC Series EMTN, 0.10%, 11/16/2027	EUR	100,000	112,465
			3,471,556
FRANCE — 21.1%
Abertis France SAS Series EMTN, 1.48%, 1/18/2031	EUR	300,000	321,509
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	300,000	341,028
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	550,000	612,615
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	454,555
Series EMTN, 2.38%, 6/9/2040	EUR	200,000	195,255
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	348,124
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	221,668
Series EMTN, 1.38%, 2/21/2031	EUR	500,000	539,801
Ayvens SA:
3.88%, 2/22/2027	EUR	100,000	119,191
3.88%, 1/24/2028	EUR	300,000	360,949
Series EMTN, 4.88%, 10/6/2028	EUR	400,000	494,746
Banque Federative du Credit Mutuel SA:
0.25%, 7/19/2028	EUR	600,000	660,279
Series EMTN, 0.63%, 11/3/2028	EUR	300,000	330,942
Series EMTN, 0.63%, 2/21/2031	EUR	400,000	408,333
Series EMTN, 0.75%, 1/17/2030	EUR	100,000	106,857
Series EMTN, 1.13%, 1/19/2032	EUR	300,000	305,947
Series EMTN, 1.25%, 5/26/2027	EUR	600,000	692,720
Series EMTN, 1.75%, 3/15/2029	EUR	400,000	451,481
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	345,965
Series EMTN, 3.00%, 5/7/2030	EUR	600,000	699,443
Series EMTN, 3.13%, 9/14/2027	EUR	500,000	592,946
Series EMTN, 3.25%, 10/17/2031	EUR	400,000	466,392

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 3.63%, 3/7/2035	EUR	300,000	$345,415
Series EMTN, 3.75%, 2/1/2033	EUR	600,000	711,859
Series EMTN, 3.75%, 2/3/2034	EUR	300,000	353,459
Series EMTN, 3.88%, 1/26/2028	EUR	600,000	720,979
Series EMTN, 4.13%, 3/13/2029	EUR	500,000	608,617
Series EMTN, 4.13%, 6/14/2033	EUR	500,000	606,862
Series EMTN, 4.38%, 5/2/2030	EUR	400,000	489,653
Series EMTN, 4.75%, 11/10/2031	EUR	500,000	622,937
BNP Paribas SA:
Series EMTN, 0.63%, 12/3/2032	EUR	700,000	675,417
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	222,475
Series EMTN, 1.38%, 5/28/2029	EUR	500,000	555,747
Series EMTN, 1.50%, 5/23/2028	EUR	100,000	114,240
Series EMTN, 1.50%, 5/25/2028	EUR	100,000	114,206
1.88%, 12/14/2027	GBP	100,000	128,254
Series EMTN, 2.10%, 4/7/2032	EUR	600,000	647,040
Series EMTN, 3.63%, 9/1/2029	EUR	400,000	477,996
Series EMTN, 4.10%, 2/13/2034	EUR	500,000	599,874
Series EMTN, 4.13%, 5/24/2033	EUR	400,000	488,430
Series EMTN, 5.75%, 6/13/2032	GBP	300,000	419,198
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (b)	EUR	500,000	573,511
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (b)	EUR	200,000	217,725
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (b)	EUR	600,000	680,069
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (b)	EUR	700,000	790,536
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (b)	EUR	100,000	120,577
Series EMTN, 3 mo. EUR EURIBOR + 0.80%, 2.88%, 5/6/2030 (b)	EUR	500,000	584,885
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (b)	EUR	400,000	$434,054
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (b)	EUR	400,000	482,967
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (b)	EUR	500,000	611,583
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.49%, 9/17/2033 (b)	EUR	500,000	579,556
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.58%, 1/15/2031 (b)	EUR	500,000	593,653
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (b)	EUR	400,000	470,111
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (b)	EUR	400,000	487,417
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.38%, 1/13/2029 (a) (b)	EUR	500,000	605,076
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 3.98%, 5/6/2036 (b)	EUR	300,000	353,110
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (a) (b)	EUR	600,000	746,795
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (b)	GBP	300,000	419,599
Bouygues SA:
0.50%, 2/11/2030	EUR	300,000	319,402
1.13%, 7/24/2028	EUR	200,000	227,018
1.38%, 6/7/2027	EUR	100,000	115,880
2.25%, 6/29/2029	EUR	600,000	693,088
3.25%, 6/30/2037	EUR	400,000	445,712
3.88%, 7/17/2031	EUR	300,000	363,709
4.63%, 6/7/2032 (a)	EUR	500,000	626,962
5.38%, 6/30/2042	EUR	300,000	388,912
BPCE SA:
0.25%, 1/14/2031	EUR	400,000	405,807
Series EMTN, 0.50%, 2/24/2027	EUR	200,000	229,638
Series EMTN, 0.75%, 3/3/2031	EUR	300,000	308,927
Series EMTN, 1.00%, 10/5/2028	EUR	100,000	112,463
Series EMTN, 1.00%, 1/14/2032	EUR	200,000	202,695
Series EMTN, 1.75%, 4/26/2027	EUR	400,000	465,429

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 3.50%, 1/25/2028	EUR	500,000	$597,477
Series EMTN, 3.88%, 1/11/2029	EUR	400,000	481,091
Series EMTN, 3.88%, 1/25/2036	EUR	200,000	235,528
Series EMTN, 4.00%, 11/29/2032	EUR	600,000	725,097
Series EMTN, 4.38%, 7/13/2028	EUR	300,000	365,534
Series EMTN, 4.50%, 1/13/2033	EUR	500,000	615,423
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.63%, 10/1/2033 (b)	EUR	100,000	116,287
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 3.88%, 2/26/2036 (b)	EUR	600,000	698,334
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.13%, 3/8/2033 (b)	EUR	400,000	481,235
Series EMTN, 3 mo. EUR EURIBOR + 1.47%, 4.00%, 1/20/2034 (b)	EUR	400,000	475,220
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (b)	EUR	400,000	491,598
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (b)	EUR	400,000	482,791
Capgemini SE:
2.00%, 4/15/2029	EUR	700,000	800,219
2.38%, 4/15/2032 (a)	EUR	300,000	331,712
3.13%, 9/25/2031	EUR	200,000	231,935
3.50%, 9/25/2034	EUR	400,000	458,672
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	442,021
Series EMTN, 3.38%, 4/8/2030	EUR	400,000	476,048
Series EMTN, 3.63%, 4/8/2034 (a)	EUR	300,000	352,592
Series EMTN, 3.88%, 11/29/2030	EUR	100,000	121,463
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	400,000	445,162
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	300,000	336,189
Series EMTN, 0.38%, 4/20/2028	EUR	400,000	445,821
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	202,884
Series EMTN, 1.00%, 7/3/2029	EUR	200,000	220,715
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 2/24/2029	EUR	300,000	$334,797
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	231,617
Series EMTN, 1.75%, 3/5/2029	EUR	800,000	904,135
Series EMTN, 1.88%, 12/20/2026	EUR	500,000	584,997
Series EMTN, 2.50%, 8/29/2029	EUR	300,000	348,149
Series EMTN, 3.13%, 2/26/2032	EUR	400,000	464,934
Series EMTN, 3.38%, 7/28/2027	EUR	400,000	476,135
3.50%, 9/26/2034	EUR	400,000	459,702
Series EMTN, 3.75%, 1/22/2034	EUR	500,000	591,794
Series EMTN, 3.75%, 5/27/2035	EUR	200,000	232,630
Series EMTN, 3.88%, 4/20/2031	EUR	700,000	847,393
Series EMTN, 3.88%, 11/28/2034	EUR	700,000	833,074
Series EMTN, 4.00%, 1/18/2033	EUR	300,000	363,584
Series EMTN, 4.13%, 3/7/2030	EUR	300,000	367,491
Series EMTN, 4.13%, 2/26/2036	EUR	400,000	477,784
Series EMTN, 4.38%, 11/27/2033	EUR	400,000	490,084
4.88%, 10/23/2029	GBP	300,000	408,471
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (b)	EUR	400,000	441,051
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.25%, 8/25/2032 (b)	EUR	300,000	347,868
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (b)	EUR	500,000	606,600
Series EMTN, 1 yr. U.K. Government Bond + 1.20%, 5.50%, 7/31/2032 (b)	GBP	200,000	276,387
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	300,000	357,226
Danone SA Series EMTN, 1.21%, 11/3/2028	EUR	300,000	339,493
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	214,552
Engie SA:
Series EMTN, 0.50%, 10/24/2030	EUR	300,000	312,303
Series EMTN, 3.63%, 1/11/2030	EUR	500,000	601,755

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 4.00%, 1/11/2035	EUR	400,000	$479,472
Series EMTN, 5.00%, 10/1/2060	GBP	350,000	394,825
EssilorLuxottica SA:
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	339,130
Series EMTN, 0.50%, 6/5/2028 (a)	EUR	300,000	336,098
0.75%, 11/27/2031	EUR	400,000	412,112
Series EMTN, 2.63%, 1/10/2030	EUR	300,000	349,212
Series EMTN, 2.88%, 3/5/2029	EUR	600,000	707,423
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	500,000	564,580
Kering SA:
Series EMTN, 3.38%, 3/11/2032	EUR	400,000	469,326
Series EMTN, 3.63%, 9/5/2031	EUR	400,000	476,888
Series EMTN, 3.88%, 9/5/2035	EUR	300,000	352,928
L'Oreal SA:
Series EMTN, 2.88%, 5/19/2028	EUR	500,000	593,568
Series EMTN, 3.38%, 1/19/2036	EUR	300,000	347,124
LVMH Moet Hennessy Louis Vuitton SE:
0.13%, 2/11/2028 (a)	EUR	700,000	783,466
0.38%, 2/11/2031	EUR	200,000	207,546
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	130,517
Series EMTN, 2.63%, 3/7/2029 (a)	EUR	400,000	469,281
Series EMTN, 3.25%, 9/7/2029	EUR	400,000	478,590
Series EMTN, 3.50%, 9/7/2033	EUR	500,000	598,265
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	300,000	294,094
Series EMTN, 0.63%, 12/16/2033	EUR	800,000	753,072
Series EMTN, 1.38%, 3/20/2028	EUR	500,000	572,129
Series EMTN, 1.38%, 1/16/2030	EUR	200,000	221,800
Series EMTN, 1.88%, 9/12/2030	EUR	300,000	334,385
Series EMTN, 2.00%, 1/15/2029 (a)	EUR	400,000	460,270
Series EMTN, 3.25%, 1/15/2032	GBP	300,000	373,181
Security Description		Principal Amount	Value
Series EMTN, 3.75%, 9/4/2037	EUR	200,000	$230,581
Series EMTN, 3.75%, 5/13/2038	EUR	700,000	798,356
Series 55, 8.13%, 1/28/2033	EUR	536,000	814,502
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	111,657
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	111,511
Series EMTN, 0.25%, 7/8/2027	EUR	500,000	567,980
Series EMTN, 0.75%, 1/25/2027	EUR	400,000	461,252
1.25%, 6/12/2030	EUR	500,000	538,563
Series EMTN, 1.75%, 3/22/2029	EUR	500,000	564,096
Series EMTN, 2.13%, 9/27/2028	EUR	100,000	115,343
Series EMTN, 2.63%, 5/30/2029	EUR	200,000	233,740
3.00%, 2/12/2027	EUR	400,000	472,209
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	241,062
4.13%, 6/2/2027	EUR	600,000	720,456
Series EMTN, 4.13%, 11/21/2028	EUR	400,000	488,088
Series EMTN, 4.25%, 11/16/2032	EUR	400,000	493,912
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (b)	EUR	400,000	443,356
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (b)	EUR	100,000	113,963
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 3.50%, 3/1/2032 (b)	EUR	300,000	350,389
3 mo. EUR EURIBOR + 1.35%, 3.63%, 11/13/2030 (b)	EUR	400,000	475,258
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 3.38%, 5/14/2030 (b)	EUR	500,000	590,032
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.75%, 9/2/2033 (b)	EUR	300,000	350,343
3 mo. EUR EURIBOR + 1.45%, 3.75%, 7/15/2031 (b)	EUR	100,000	118,912
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (b)	EUR	600,000	737,322
Series EMTN, 3 mo. EUR EURIBOR + 1.73%, 4.13%, 5/14/2036 (b)	EUR	400,000	473,134

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (b)	EUR	600,000	$728,976
3 mo. EUR EURIBOR + 1.90%, 4.88%, 11/21/2031 (b)	EUR	400,000	498,984
Suez SACA:
Series EMTN, 2.88%, 5/24/2034	EUR	400,000	435,143
Series EMTN, 5.00%, 11/3/2032	EUR	200,000	253,035
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	700,000	802,250
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	300,000	335,850
Series EMTN, 1.38%, 10/4/2029	EUR	100,000	111,947
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	580,586
Series EMTN, 1.62%, 5/18/2040	EUR	600,000	512,552
Series EMTN, 1.99%, 4/8/2032	EUR	700,000	763,837
Series EMTN, 3.08%, 7/1/2031	EUR	500,000	584,072
Series EMTN, 3.16%, 3/3/2033	EUR	300,000	347,669
Series EMTN, 3.65%, 7/1/2035	EUR	300,000	349,361
Series EMTN, 3.85%, 3/3/2045	EUR	200,000	215,234
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	300,000	343,919
Series EMTN, 1.38%, 12/4/2031	EUR	300,000	310,206
Vinci SA:
Series EMTN, 1.63%, 1/18/2029	EUR	300,000	341,549
Series EMTN, 1.75%, 9/26/2030	EUR	400,000	444,881
			84,250,674
GERMANY — 9.7%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	300,000	358,369
Amprion GmbH 3.97%, 9/22/2032	EUR	300,000	363,328
Aroundtown SA:
Series EMTN, 0.38%, 4/15/2027	EUR	400,000	455,669
Series EMTN, 3.50%, 5/13/2030	EUR	200,000	232,018
Security Description		Principal Amount	Value
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	$341,979
0.88%, 11/15/2027	EUR	100,000	114,290
1.50%, 3/17/2031 (a)	EUR	400,000	434,110
Bayer AG:
0.38%, 1/12/2029	EUR	600,000	653,615
0.63%, 7/12/2031	EUR	400,000	405,918
0.75%, 1/6/2027	EUR	400,000	461,266
1.13%, 1/6/2030	EUR	300,000	326,109
Series EMTF, 1.38%, 7/6/2032	EUR	300,000	309,288
Series EMTN, 4.63%, 5/26/2033	EUR	450,000	561,650
Bayer Capital Corp. BV 2.13%, 12/15/2029	EUR	400,000	454,100
BMW Finance NV:
Series EMTN, 1.50%, 2/6/2029	EUR	350,000	397,109
Series EMTN, 2.63%, 5/20/2028	EUR	100,000	117,530
BMW International Investment BV:
Series EMTN, 3.00%, 8/27/2027	EUR	450,000	532,798
Series EMTN, 3.13%, 7/22/2029 (a)	EUR	400,000	473,411
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	400,000	473,413
Series EMTN, 3.38%, 2/2/2034	EUR	250,000	288,821
Deutsche Bank AG:
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (b)	EUR	200,000	211,849
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (b)	EUR	700,000	776,093
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 2.63%, 8/13/2028 (b)	EUR	200,000	234,182
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.00%, 6/16/2029 (b)	EUR	500,000	586,739
Series EMTN, 3 mo. EUR EURIBOR + 1.25%, 3.38%, 2/13/2031 (b)	EUR	500,000	587,085
3 mo. EUR EURIBOR + 1.25%, 3.75%, 1/15/2030 (b)	EUR	400,000	480,472
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (b)	EUR	200,000	232,791
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (b)	EUR	600,000	724,661

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (b)	EUR	300,000	$368,320
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (b)	EUR	600,000	744,576
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (b)	GBP	300,000	423,004
Deutsche Boerse AG 3.88%, 9/28/2033	EUR	200,000	242,266
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	300,000	349,636
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	342,959
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	221,373
Series EMTN, 3.63%, 2/3/2045	EUR	400,000	431,683
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	550,000	629,074
Series EMTN, 2.00%, 12/1/2029	EUR	170,000	195,018
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	350,000	394,094
Series EMTN, 5.88%, 10/30/2037	GBP	300,000	409,252
Series EMTN, 6.13%, 7/6/2039	GBP	350,000	482,782
Series 11024, 6.25%, 6/3/2030	GBP	300,000	431,187
Series 4, 6.38%, 6/7/2032	GBP	440,000	639,298
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	145,738
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	113,401
Series EMTN, 3.88%, 1/12/2035	EUR	400,000	481,341
Series EMTN, 4.13%, 3/25/2044	EUR	300,000	346,685
Eurogrid GmbH Series EMTN, 3.73%, 10/18/2035	EUR	400,000	463,048
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	500,000	555,915
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	350,000	372,659
Security Description		Principal Amount	Value
Series EMTN, 0.75%, 3/11/2033	EUR	450,000	$442,415
Series EMTN, 1.00%, 11/15/2027	EUR	600,000	685,936
Series EMTN, 1.13%, 11/6/2031	EUR	100,000	105,265
Series EMTN, 1.38%, 5/11/2028	EUR	500,000	567,884
Series EMTN, 1.50%, 7/3/2029	EUR	350,000	394,601
Series EMTN, 2.13%, 7/3/2037	EUR	600,000	599,494
Mercedes-Benz International Finance BV:
Series EMTN, 0.63%, 5/6/2027	EUR	316,000	362,311
Series EMTN, 3.25%, 11/15/2030	EUR	284,000	336,302
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	363,428
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	400,000	480,163
Series EMTN, 4.00%, 6/2/2035	EUR	100,000	119,026
Series EMTN, 4.38%, 6/2/2043	EUR	600,000	693,144
RWE AG Series EMTN, 2.75%, 5/24/2030	EUR	340,000	395,950
SAP SE:
1.25%, 3/10/2028	EUR	500,000	572,695
1.63%, 3/10/2031	EUR	600,000	660,730
Series EMTN, 1.75%, 2/22/2027	EUR	100,000	116,876
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.25%, 2/20/2029	EUR	200,000	219,028
Series EMTN, 0.50%, 9/5/2034	EUR	100,000	94,372
Series EMTN, 1.38%, 9/6/2030	EUR	400,000	446,883
Series EMTN, 2.63%, 5/27/2029	EUR	400,000	470,211
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	119,068
Series EMTN, 3.00%, 11/22/2028	EUR	400,000	476,171
Series EMTN, 3.00%, 9/8/2033	EUR	500,000	577,545
Series EMTN, 3.13%, 5/22/2032	EUR	600,000	705,248
Series EMTN, 3.38%, 8/24/2031	EUR	400,000	480,048
3.38%, 2/22/2037	EUR	300,000	343,102

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 3.63%, 5/27/2036	EUR	500,000	$587,136
3.63%, 2/22/2044	EUR	400,000	439,939
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029	EUR	400,000	435,565
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	500,000	571,153
Series EMTN, 0.88%, 1/31/2028	EUR	500,000	564,253
3.25%, 5/19/2027	EUR	300,000	354,806
3.63%, 5/19/2029	EUR	200,000	237,835
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	500,000	556,785
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	111,067
Series 10Y, 1.88%, 3/30/2027	EUR	800,000	929,975
3.25%, 11/18/2030	EUR	100,000	116,845
4.13%, 11/16/2038	EUR	500,000	577,328
Volkswagen Leasing GmbH Series EMTN, 3.88%, 10/11/2028	EUR	250,000	300,543
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	219,952
Series EMTN, 0.63%, 12/14/2029	EUR	400,000	427,274
Series EMTN, 0.75%, 9/1/2032	EUR	400,000	390,021
1.00%, 6/16/2033	EUR	400,000	385,496
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	300,000	334,365
1.82%, 9/25/2031	EUR	100,000	103,997
			38,844,203
IRELAND — 0.2%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (b)	EUR	450,000	526,374
Flutter Treasury DAC 6.13%, 6/4/2031	GBP	100,000	135,445
			661,819
ITALY — 5.2%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	400,000	442,612
Series EMTN, 2.38%, 11/25/2033	EUR	250,000	262,096
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	500,000	572,447
2.00%, 1/15/2030	EUR	300,000	336,587
Security Description		Principal Amount	Value
Enel Finance International NV:
Series EMTN, 0.25%, 6/17/2027 (c)	EUR	300,000	$341,190
Series EMTN, 0.38%, 6/17/2027	EUR	300,000	341,925
Series EMTN, 0.63%, 5/28/2029 (c)	EUR	250,000	272,563
Series EMTN, 0.75%, 6/17/2030 (c)	EUR	650,000	689,587
Series EMTN, 0.88%, 9/28/2034	EUR	450,000	418,747
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	174,974
Series EMTN, 2.88%, 4/11/2029	GBP	300,000	385,304
Series EMTN, 3.88%, 3/9/2029	EUR	400,000	484,712
Series EMTN, 3.88%, 1/23/2035	EUR	400,000	474,665
Series EMTN, 5.75%, 9/14/2040	GBP	415,000	552,351
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	400,000	444,625
Series EMTN, 0.63%, 1/23/2030	EUR	400,000	428,186
Series EMTN, 2.00%, 5/18/2031	EUR	150,000	166,371
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	601,112
Series EMTN, 3.88%, 1/15/2034	EUR	350,000	418,868
Series EMTN, 4.25%, 5/19/2033	EUR	400,000	490,112
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	500,000	563,916
Series EMTN, 1.75%, 3/20/2028	EUR	550,000	634,059
Series EMTN, 1.75%, 7/4/2029	EUR	100,000	113,086
Series EMTN, 3.63%, 10/16/2030	EUR	100,000	120,116
Series EMTN, 4.75%, 9/6/2027	EUR	300,000	365,275
Series EMTN, 4.88%, 5/19/2030	EUR	520,000	655,167
Series EMTN, 5.13%, 8/29/2031	EUR	500,000	641,734
Series EMTN, 6.63%, 5/31/2033	GBP	100,000	146,677
Series EMTN, 3 mo. EUR EURIBOR + 1.48%, 3.85%, 9/16/2032 (b)	EUR	726,000	867,094

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (b)	EUR	450,000	$542,997
Italgas SpA Series EMTN, 3.13%, 2/8/2029	EUR	450,000	533,985
Nexi SpA 2.13%, 4/30/2029 (a)	EUR	200,000	225,820
Snam SpA:
Series EMTN, 3.25%, 7/1/2032	EUR	200,000	232,391
Series EMTN, 3.88%, 2/19/2034	EUR	382,000	453,880
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	100,000	115,611
UniCredit SpA:
Series EMTN, 0.85%, 1/19/2031	EUR	382,000	400,881
Series EMTN, 3.73%, 6/10/2035	EUR	200,000	234,271
Series EMTN, 4.00%, 3/5/2034	EUR	400,000	481,091
4.20%, 6/11/2034	EUR	150,000	180,747
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (b)	EUR	500,000	559,136
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (b)	EUR	100,000	115,583
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 3.88%, 6/11/2028 (b)	EUR	300,000	358,439
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.20%, 9/22/2031 (b)	EUR	400,000	466,043
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.10%, 6/10/2031 (b)	EUR	400,000	468,737
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.30%, 7/16/2029 (b)	EUR	750,000	890,363
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.80%, 1/16/2033 (b)	EUR	300,000	356,330
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (b)	EUR	350,000	424,917
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.30%, 1/23/2031 (b)	EUR	300,000	367,288
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (b)	EUR	525,000	641,994
Unipol Assicurazioni SpA Series EMTN, 3.25%, 9/23/2030	EUR	300,000	355,702
			20,812,364
Security Description		Principal Amount	Value
JAPAN — 2.0%
Mitsubishi UFJ Financial Group, Inc.:
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.56%, 9/5/2032 (b)	EUR	400,000	$474,290
Series EMTN, 3 mo. EUR EURIBOR + 1.34%, 3.87%, 6/10/2036 (b)	EUR	200,000	235,798
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	350,000	367,071
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (b)	EUR	400,000	441,311
NTT Finance Corp.:
0.34%, 3/3/2030	EUR	400,000	421,890
Series 18, 0.38%, 9/20/2030	JPY	200,000,000	1,183,734
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	572,262
Series 32, 0.97%, 6/20/2029	JPY	100,000,000	620,370
2.91%, 3/16/2029	EUR	500,000	587,824
3.68%, 7/16/2033	EUR	700,000	826,662
4.09%, 7/16/2037	EUR	200,000	237,743
Panasonic Holdings Corp. Series 24, 0.71%, 9/14/2028	JPY	100,000,000	621,871
Sumitomo Mitsui Financial Group, Inc. Series EMTN, 0.63%, 10/23/2029	EUR	200,000	215,207
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	500,000	518,580
2.00%, 7/9/2040	EUR	200,000	178,683
3.00%, 11/21/2030	EUR	500,000	583,576
			8,086,872
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	200,000	226,881
NETHERLANDS — 4.5%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	500,000	536,417
0.60%, 1/15/2027	EUR	200,000	230,652
1.00%, 6/2/2033	EUR	200,000	196,135
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	98,249
Series EMTN, 2.75%, 6/4/2029	EUR	500,000	587,344
Series EMTN, 3.13%, 1/21/2030	EUR	100,000	118,599
Series EMTN, 3.88%, 1/15/2032	EUR	400,000	480,655

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 4.00%, 1/16/2028	EUR	400,000	$482,163
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	367,592
4.38%, 10/20/2028	EUR	500,000	611,908
4.50%, 11/21/2034	EUR	500,000	622,907
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	500,000	528,608
Series GMTN, 1.38%, 2/3/2027	EUR	360,000	418,575
Series GMTN, 3.55%, 10/8/2035	EUR	500,000	578,211
Series GMTN, 3.82%, 7/26/2034	EUR	200,000	238,707
Series EMTN, 4.00%, 1/10/2030	EUR	300,000	365,388
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	229,805
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (b)	EUR	500,000	606,075
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (b)	EUR	400,000	480,026
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	300,000	344,076
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	346,258
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	343,214
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (b)	EUR	600,000	667,731
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (b)	EUR	800,000	864,447
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (b)	EUR	300,000	338,879
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.00%, 8/17/2031 (b)	EUR	500,000	581,519
3 mo. EUR EURIBOR + 1.10%, 3.50%, 9/3/2030 (b)	EUR	600,000	714,354
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (b)	EUR	800,000	888,424
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.38%, 11/19/2032 (b)	EUR	400,000	468,700
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.50%, 8/17/2036 (b)	EUR	400,000	457,950
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.75%, 9/3/2035 (b)	EUR	400,000	$470,005
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (b)	EUR	600,000	730,770
Series EMTN, 3 mo. EUR EURIBOR + 1.72%, 3.88%, 8/12/2029 (b)	EUR	200,000	240,591
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (b)	EUR	400,000	481,517
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (b)	EUR	600,000	754,561
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (b)	EUR	400,000	517,857
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (b)	GBP	300,000	380,279
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	400,000	470,490
			17,839,638
NORWAY — 0.7%
DNB Bank ASA:
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (b)	EUR	450,000	501,564
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (b)	EUR	200,000	229,903
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (b)	EUR	200,000	241,635
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (b)	EUR	100,000	120,826
Series EMTN, 3 mo. EUR EURIBOR + 1.02%, 3.00%, 11/29/2030 (b)	EUR	450,000	527,663
SpareBank 1 Sor-Norge ASA Series EMTN, 3.75%, 11/23/2027	EUR	500,000	599,400
Var Energi ASA Series EMTN, 3.88%, 3/12/2031	EUR	500,000	590,278
			2,811,269
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	300,000	340,008

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
SPAIN — 5.4%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	$116,959
Series EMTN, 3.00%, 3/27/2031	EUR	400,000	463,330
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	230,241
Series EMTN, 3.13%, 7/15/2030	EUR	100,000	117,439
Series GMTN, 3.38%, 9/20/2027	EUR	600,000	714,539
Series EMTN, 3.50%, 3/26/2031	EUR	100,000	119,871
Series GMTN, 3.75%, 8/26/2035	EUR	400,000	469,100
Series EMTN, 3.88%, 1/15/2034 (a)	EUR	400,000	484,991
Series GMTN, 4.38%, 10/14/2029	EUR	600,000	743,268
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a) (b)	EUR	600,000	680,576
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (b)	EUR	400,000	496,883
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	200,000	223,524
Series EMTN, 0.50%, 2/4/2027	EUR	200,000	230,034
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	103,269
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	230,278
Series EMTN, 3.25%, 5/27/2032	EUR	500,000	584,427
Series EMTN, 3.50%, 10/2/2032	EUR	500,000	587,225
Series EMTN, 3.50%, 2/17/2035	EUR	300,000	346,412
Series EMTN, 3.75%, 1/9/2034	EUR	600,000	715,008
Series EMTN, 3.88%, 1/16/2028	EUR	500,000	602,005
Series EMTN, 3.88%, 4/22/2029	EUR	400,000	482,634
Series EMTN, 4.25%, 6/12/2030	EUR	200,000	246,100
Series EMTN, 4.88%, 10/18/2031	EUR	800,000	1,011,046
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (b)	EUR	200,000	222,842
Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap + 0.95%, 3.50%, 1/9/2028 (b)	EUR	200,000	$237,371
Series EMTN, 1 yr. EUR Swap + 1.15%, 3.50%, 1/9/2030 (b)	EUR	300,000	358,771
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.00%, 3.25%, 4/2/2029 (b)	EUR	900,000	1,066,467
CaixaBank SA:
Series EMTN, 3.38%, 6/26/2035	EUR	300,000	345,755
Series EMTN, 3.75%, 9/7/2029	EUR	400,000	484,263
Series EMTN, 4.25%, 9/6/2030	EUR	400,000	493,512
Series EMTN, 4.38%, 11/29/2033	EUR	200,000	249,789
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (b)	EUR	400,000	458,296
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (b)	EUR	200,000	230,410
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.63%, 9/19/2032 (a) (b)	EUR	500,000	592,469
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 3.75%, 1/27/2036 (b)	EUR	200,000	232,598
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (b)	EUR	500,000	607,978
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (b)	EUR	400,000	493,906
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (b)	EUR	400,000	508,539
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	500,000	571,781
Series EMTN, 1.50%, 6/8/2028	EUR	200,000	228,046
Series EMTN, 2.00%, 2/15/2033	EUR	200,000	209,712
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030 (a)	EUR	400,000	437,545
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	100,000	106,096
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	500,000	602,428

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	$106,931
Series EMTN, 1.20%, 8/21/2027	EUR	600,000	690,252
Series EMTN, 1.45%, 1/22/2027	EUR	400,000	465,974
Series EMTN, 1.72%, 1/12/2028	EUR	200,000	231,448
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	113,797
Series EMTN, 2.59%, 5/25/2031	EUR	200,000	227,747
Series EMTN, 3.70%, 1/24/2032	EUR	500,000	596,432
3.72%, 1/23/2034	EUR	400,000	464,106
			21,634,420
SWEDEN — 1.5%
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	229,671
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	221,812
Series EMTN, 0.63%, 11/12/2029	EUR	400,000	429,054
Series EMTN, 0.75%, 8/9/2027	EUR	300,000	342,647
Series EMTN, 3.38%, 3/19/2030	EUR	300,000	356,401
Series GMTN, 3.75%, 2/7/2028	EUR	550,000	660,062
Series EMTN, 3.88%, 5/9/2028	EUR	550,000	664,434
Series EMTN, 4.13%, 6/29/2027	EUR	400,000	481,429
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	100,000	109,752
0.50%, 2/18/2030	EUR	400,000	423,629
Series EMTN, 1.38%, 2/23/2029	EUR	300,000	336,836
3.38%, 2/17/2028	EUR	500,000	597,022
Swedbank AB:
Series EMTN, 2.10%, 5/25/2027	EUR	478,000	559,252
Series GMTN, 4.13%, 11/13/2028	EUR	400,000	488,379
			5,900,380
SWITZERLAND — 2.9%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	200,000	208,601
Security Description		Principal Amount	Value
Series EMTN, 2.25%, 5/26/2028 (a)	EUR	600,000	$694,249
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036	EUR	400,000	467,812
Richemont International Holding SA:
1.50%, 3/26/2030 (a)	EUR	550,000	610,093
2.00%, 3/26/2038	EUR	500,000	488,462
UBS AG:
Series EMTN, 0.25%, 9/1/2028	EUR	350,000	385,231
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	205,868
UBS Group AG:
0.25%, 2/24/2028	EUR	400,000	446,434
Series EMTN, 0.63%, 1/18/2033	EUR	563,000	541,404
0.63%, 2/24/2033	EUR	300,000	287,491
Series EMTN, 0.65%, 9/10/2029	EUR	200,000	216,014
0.88%, 11/3/2031	EUR	400,000	409,418
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (b)	EUR	600,000	674,558
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (b)	EUR	300,000	343,590
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.78%, 2.88%, 2/12/2030 (b)	EUR	600,000	701,984
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.25%, 2/12/2034 (b)	EUR	600,000	687,895
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 3.76%, 8/11/2036 (b)	EUR	250,000	291,631
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 4.63%, 3/17/2028 (b)	EUR	300,000	360,605
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (b)	EUR	400,000	470,597
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (b)	EUR	100,000	122,756
1 yr. EURIBOR ICE Swap + 1.75%, 4.13%, 6/9/2033 (b)	EUR	600,000	727,607
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (b)	EUR	754,000	975,177

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (b)	GBP	300,000	$392,300
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (b)	GBP	100,000	152,366
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (b)	EUR	500,000	575,967
			11,438,110
UNITED KINGDOM — 9.9%
Anglian Water Services Financing PLC Series GMTN, 6.25%, 9/12/2044	GBP	200,000	258,695
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	133,050
Series EMTN, 3.25%, 1/17/2033	GBP	400,000	476,583
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (b)	EUR	700,000	774,793
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (b)	EUR	500,000	621,562
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (b)	EUR	300,000	385,757
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (b)	EUR	200,000	230,692
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.79%, 10/31/2036 (b)	EUR	450,000	519,095
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (b)	EUR	600,000	727,630
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (b)	EUR	400,000	492,304
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.61%, 5.75%, 7/31/2032 (b)	GBP	300,000	417,082
1 yr. GBP Swap + 2.55%, 7.09%, 11/6/2029 (b)	GBP	375,000	536,911
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (b)	GBP	506,000	719,847
Sterling Overnight Index Average + 2.06%, 5.85%, 3/21/2035 (b)	GBP	200,000	276,370
Security Description		Principal Amount	Value
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	200,000	$207,866
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.38%, 3.54%, 8/14/2031 (b)	EUR	500,000	591,278
1 yr. EURIBOR ICE Swap + 1.55%, 3.94%, 1/31/2036 (b)	EUR	200,000	234,443
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	600,000	680,669
British Telecommunications PLC Series EMTN, 1.50%, 6/23/2027	EUR	150,000	173,709
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	300,000	382,224
Series EMTN, 2.63%, 9/22/2038	GBP	400,000	381,615
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	300,000	295,335
CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028	EUR	100,000	111,731
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	332,002	374,331
Diageo Finance PLC:
Series EMTN, 2.50%, 3/27/2032	EUR	200,000	225,623
3.13%, 2/28/2031	EUR	300,000	352,391
DWR Cymru Financing U.K. PLC Series EMTN, 5.75%, 9/10/2044	GBP	300,000	382,746
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	630,000	727,172
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 10/12/2028	GBP	200,000	250,015
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	302,704
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	100,000	110,108
Series EMTN, 5.88%, 5/13/2043	GBP	400,000	531,028
6.45%, 12/10/2033	GBP	300,000	433,584
HSBC Holdings PLC:
2.63%, 8/16/2028	GBP	100,000	129,193
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	250,000	329,805
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	250,000	320,560
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (b)	EUR	289,000	319,875

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a) (b)	EUR	661,000	$688,744
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (b)	EUR	625,000	748,663
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.61%, 12/1/2033 (b)	EUR	100,000	116,713
3 mo. EUR EURIBOR + 1.19%, 3.45%, 9/25/2030 (b)	EUR	500,000	593,013
Series EMTN, 3 mo. EUR EURIBOR + 1.27%, 3.31%, 5/13/2030 (b)	EUR	400,000	473,334
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (b)	EUR	300,000	361,130
3 mo. EUR EURIBOR + 1.46%, 3.83%, 9/25/2035 (b)	EUR	650,000	765,774
Series EMTN, 3 mo. EUR EURIBOR + 1.54%, 3.91%, 5/13/2034 (b)	EUR	330,000	392,158
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (b)	EUR	400,000	500,387
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (b)	EUR	510,000	642,205
Sterling Overnight Index Average + 1.73%, 5.29%, 9/16/2032 (b)	GBP	400,000	548,746
Series EMTN, Sterling Overnight Index Average + 1.81%, 5.81%, 5/22/2033 (b)	GBP	300,000	420,654
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (b)	GBP	280,000	409,660
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033	EUR	600,000	610,442
Series EMTN, 5.25%, 2/15/2031	EUR	500,000	633,216
Imperial Brands Finance PLC Series EMTN, 3.88%, 2/12/2034	EUR	200,000	230,660
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	264,000	389,150
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	462,258
Series EMTN, 1 yr. EUR Swap + 1.28%, 3.63%, 3/4/2036 (b)	EUR	200,000	233,240
Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (b)	EUR	350,000	$412,041
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (b)	EUR	373,000	466,061
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (b)	EUR	400,000	477,188
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (b)	EUR	300,000	360,823
Series EMTN, 1 yr. U.K. Government Bond + 1.25%, 5.25%, 10/16/2031 (b)	GBP	400,000	549,768
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	475,000	559,030
Series EMTN, 4.00%, 1/17/2030	EUR	100,000	120,987
Series EMTN, 4.25%, 6/17/2035	EUR	200,000	239,346
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	350,000	490,847
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	400,000	486,021
Nationwide Building Society:
Series EMTN, 3.00%, 3/3/2030	EUR	400,000	469,305
Series EMTN, 3.13%, 8/18/2032	EUR	200,000	231,345
Series EMTN, 6.13%, 8/21/2028	GBP	300,000	421,308
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.08%, 5.53%, 1/13/2033 (b)	GBP	400,000	554,026
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (b)	EUR	474,000	567,736
Series EMTN, 3 mo. EUR EURIBOR + 1.23%, 3.77%, 1/27/2036 (b)	EUR	300,000	352,648
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (b)	GBP	340,000	450,361

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (b)	EUR	300,000	$332,721
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (b)	EUR	400,000	438,274
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.63%, 9/3/2034 (a) (b)	EUR	300,000	350,470
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.24%, 5/13/2030 (b)	EUR	500,000	590,404
Series EMTN, 3 mo. EUR EURIBOR + 1.52%, 3.99%, 5/13/2036 (b)	EUR	500,000	596,503
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (b)	EUR	400,000	489,342
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (b)	EUR	400,000	480,762
Series EMTN, 1 yr. U.K. Government Bond + 0.93%, 4.76%, 11/10/2031 (b)	GBP	200,000	268,684
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.58%, 9/12/2032 (b)	EUR	100,000	118,608
NatWest Markets PLC:
Series EMTN, 1.38%, 3/2/2027	EUR	100,000	116,087
Series EMTN, 2.75%, 11/4/2027	EUR	600,000	707,703
Series EMTN, 3.00%, 9/3/2030	EUR	200,000	233,293
Series EMTN, 3.13%, 1/10/2030	EUR	400,000	471,518
Series EMTN, 6.38%, 11/8/2027	GBP	100,000	139,502
Santander U.K. PLC Series EMTN, 3.35%, 3/25/2030	EUR	300,000	355,271
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (b)	EUR	200,000	243,321
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (b)	EUR	500,000	624,610
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.30%, 3.86%, 3/17/2033 (b)	EUR	350,000	416,575
SW Finance I PLC Series EMTN, 6.88%, 8/7/2032	GBP	200,000	279,118
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	350,000	437,775
Security Description		Principal Amount	Value
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	300,000	$337,083
University of Oxford 2.54%, 12/8/2117	GBP	340,000	214,365
Vodafone Group PLC Series EMTN, 1.63%, 11/24/2030	EUR	100,000	110,101
Wellcome Trust Ltd. 2.52%, 2/7/2118	GBP	400,000	249,776
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	200,000	174,756
			39,623,986
UNITED STATES — 28.1%
Alphabet, Inc.:
2.38%, 11/6/2028	EUR	200,000	233,775
2.50%, 5/6/2029	EUR	700,000	817,913
2.88%, 11/6/2031	EUR	350,000	407,144
3.00%, 5/6/2033	EUR	300,000	346,691
3.13%, 11/6/2034	EUR	200,000	228,965
3.38%, 5/6/2037	EUR	400,000	455,659
3.50%, 11/6/2038	EUR	550,000	624,383
3.88%, 5/6/2045	EUR	400,000	449,117
4.00%, 11/6/2044	EUR	700,000	798,660
4.00%, 5/6/2054	EUR	400,000	435,730
4.38%, 11/6/2064	EUR	200,000	223,727
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	400,000	467,421
3.13%, 6/15/2031	EUR	500,000	579,192
American Express Co. 3 mo. EUR EURIBOR + 1.10%, 3.43%, 5/20/2032 (b)	EUR	300,000	354,212
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	165,558
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	380,000	450,619
Amgen, Inc. 4.00%, 9/13/2029	GBP	300,000	398,561
Apple, Inc.:
0.50%, 11/15/2031	EUR	504,000	518,031
1.38%, 5/24/2029	EUR	150,000	169,505
2.00%, 9/17/2027	EUR	300,000	350,461
3.05%, 7/31/2029	GBP	300,000	391,708
AT&T, Inc.:
0.80%, 3/4/2030	EUR	300,000	321,841
1.60%, 5/19/2028	EUR	600,000	687,919
2.35%, 9/5/2029	EUR	200,000	230,054
2.45%, 3/15/2035	EUR	100,000	104,886
3.15%, 6/1/2030	EUR	350,000	411,675
3.15%, 9/4/2036	EUR	771,000	840,095
3.55%, 12/17/2032	EUR	700,000	823,837
3.60%, 6/1/2033	EUR	350,000	410,268
3.95%, 4/30/2031	EUR	500,000	606,557
4.25%, 6/1/2043	GBP	550,000	589,934

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
4.30%, 11/18/2034	EUR	350,000	$425,846
4.38%, 9/14/2029	GBP	450,000	602,524
4.88%, 6/1/2044	GBP	300,000	346,091
Series EMTN, 7.00%, 4/30/2040	GBP	250,000	368,806
Bank of America Corp.:
Series EMTN, 4.13%, 6/12/2028	EUR	600,000	728,212
Series EMTN, 7.00%, 7/31/2028	GBP	300,000	430,544
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (b)	GBP	400,000	506,059
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (b)	EUR	200,000	221,996
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (b)	EUR	300,000	341,094
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (b)	EUR	600,000	635,917
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (b)	EUR	300,000	311,876
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (b)	EUR	580,000	694,526
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 2.98%, 10/30/2031 (b)	EUR	400,000	462,647
Series EMTN, 3 mo. EUR EURIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	400,000	464,501
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.26%, 1/28/2031 (b)	EUR	450,000	530,823
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	700,000	780,174
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	550,000	575,546
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 3.49%, 3/10/2034 (b)	EUR	500,000	583,161
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (b)	EUR	400,000	451,722
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	300,000	359,051
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	300,000	286,525
2.63%, 6/19/2059	GBP	200,000	146,093
Berkshire Hathaway, Inc.:
1.03%, 12/8/2027	JPY	100,000,000	631,758
Security Description		Principal Amount	Value
1.13%, 3/16/2027	EUR	500,000	$578,659
1.63%, 3/16/2035	EUR	600,000	598,794
BG Energy Capital PLC Series EMTN, 5.00%, 11/4/2036	GBP	450,000	594,631
Blackrock, Inc. 3.75%, 7/18/2035	EUR	500,000	593,697
BMS Ireland Capital Funding DAC:
3.36%, 11/10/2033	EUR	600,000	696,375
3.86%, 11/10/2038	EUR	600,000	693,699
4.58%, 11/10/2055	EUR	200,000	229,203
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	300,000	349,654
4.13%, 5/12/2033	EUR	300,000	365,216
4.50%, 11/15/2031	EUR	400,000	497,576
4.75%, 11/15/2034	EUR	600,000	756,300
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	600,000	619,305
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	318,985
Series EMTN, 2.52%, 4/7/2028	EUR	400,000	468,890
2.82%, 4/7/2032	EUR	250,000	284,798
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	600,000	669,564
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	113,889
3 mo. EUR EURIBOR + 1.03%, 3.49%, 10/22/2034 (b)	EUR	600,000	691,146
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (b)	EUR	500,000	596,034
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (b)	EUR	550,000	657,903
3 mo. EUR EURIBOR + 1.58%, 4.11%, 4/29/2036 (b)	EUR	700,000	835,563
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (b)	EUR	256,000	310,822
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	425,000	459,718
1.13%, 3/9/2027	EUR	300,000	347,034
1.63%, 3/9/2035	EUR	400,000	401,280
Comcast Corp.:
0.75%, 2/20/2032	EUR	200,000	201,114
1.88%, 2/20/2036	GBP	125,000	122,858
5.25%, 9/26/2040	GBP	250,000	317,314
DH Europe Finance II SARL:
0.45%, 3/18/2028	EUR	400,000	448,631
0.75%, 9/18/2031	EUR	650,000	669,627

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
1.35%, 9/18/2039	EUR	400,000	$344,991
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	400,000	398,733
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	700,000	522,783
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	350,000	391,188
0.84%, 6/26/2032	EUR	200,000	202,322
1.41%, 6/26/2039	EUR	450,000	380,082
FedEx Corp. 1.63%, 1/11/2027	EUR	350,000	407,306
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	500,000	578,297
2.00%, 5/21/2030	EUR	100,000	111,847
Ford Motor Credit Co. LLC:
Series EMTN, 3.62%, 7/27/2028	EUR	300,000	354,831
Series EMTN, 4.45%, 2/14/2030	EUR	100,000	120,102
4.87%, 8/3/2027	EUR	580,000	701,214
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	800,000	895,037
Series EMTN, 0.75%, 3/23/2032	EUR	300,000	301,380
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	494,921
Series EMTN, 0.88%, 1/21/2030	EUR	500,000	541,636
Series EMTN, 1.00%, 3/18/2033	EUR	375,000	373,232
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	392,084
Series EMTN, 1.50%, 12/7/2027	GBP	500,000	638,992
Series EMTN, 2.00%, 11/1/2028	EUR	377,000	435,575
Series EMTN, 3.00%, 2/12/2031	EUR	100,000	117,421
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	386,640
Series EMTN, 4.00%, 9/21/2029	EUR	200,000	243,790
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (b)	GBP	200,000	263,197
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.50%, 1/23/2033 (b)	EUR	700,000	822,278
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	500,000	602,329
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	600,000	672,220
0.65%, 2/11/2032	EUR	500,000	502,072
Security Description		Principal Amount	Value
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	$108,194
1.25%, 1/29/2027	EUR	350,000	406,201
Series EMTN, 1.25%, 2/9/2034	EUR	500,000	493,934
1.50%, 5/23/2029	EUR	100,000	112,942
1.75%, 1/31/2031	EUR	450,000	495,590
3.15%, 2/10/2033	EUR	500,000	577,540
3.38%, 2/6/2027	EUR	400,000	474,108
3.63%, 2/6/2031	EUR	500,000	599,503
3.75%, 2/6/2035	EUR	200,000	236,971
4.00%, 2/6/2043	EUR	300,000	338,866
4.88%, 2/6/2038	GBP	300,000	378,818
Johnson & Johnson:
1.65%, 5/20/2035	EUR	700,000	713,150
3.35%, 2/26/2037	EUR	500,000	574,082
3.55%, 6/1/2044	EUR	100,000	110,410
3.70%, 2/26/2055	EUR	300,000	319,853
JPMorgan Chase & Co.:
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	236,788
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (b)	EUR	400,000	458,558
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (b)	EUR	500,000	498,161
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 3.67%, 6/6/2028 (b)	EUR	650,000	775,292
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	600,000	695,861
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	500,000	534,180
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	500,000	517,138
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	150,000	172,266
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (b)	EUR	750,000	890,791
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.59%, 1/23/2036 (b)	EUR	450,000	521,559
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (b)	EUR	950,000	1,082,893
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (b)	EUR	674,000	834,910

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (b)	GBP	210,000	$241,255
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	231,425
McDonald's Corp. Series EMTN, 3.50%, 5/21/2032	EUR	300,000	354,174
Medtronic Global Holdings SCA:
0.38%, 10/15/2028	EUR	350,000	385,921
1.00%, 7/2/2031	EUR	333,000	348,943
1.13%, 3/7/2027	EUR	750,000	867,497
1.38%, 10/15/2040	EUR	350,000	287,992
1.50%, 7/2/2039	EUR	450,000	394,163
1.63%, 3/7/2031	EUR	500,000	546,176
1.63%, 10/15/2050	EUR	150,000	101,466
1.75%, 7/2/2049	EUR	400,000	285,062
2.25%, 3/7/2039	EUR	300,000	291,905
3.00%, 10/15/2028	EUR	400,000	473,833
3.13%, 10/15/2031	EUR	250,000	293,658
3.38%, 10/15/2034	EUR	200,000	233,046
Microsoft Corp. 3.13%, 12/6/2028	EUR	350,000	417,685
Morgan Stanley:
Series GMTN, 1.88%, 4/27/2027	EUR	234,000	272,696
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	132,202
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (b)	EUR	800,000	843,196
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (b)	EUR	500,000	549,568
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	650,000	659,999
Series GMTN, 3 mo. EUR EURIBOR + 0.86%, 3.15%, 11/7/2031 (b)	EUR	700,000	814,766
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (b)	EUR	700,000	841,107
Series GMTN, 3 mo. EUR EURIBOR + 1.12%, 3.75%, 11/7/2036 (b)	EUR	550,000	635,482
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (b)	EUR	625,000	743,941
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (b)	EUR	300,000	344,866
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (b)	EUR	869,000	1,059,799
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.32%, 3.52%, 5/22/2031 (b)	EUR	600,000	$712,408
3 mo. EUR EURIBOR + 1.55%, 4.10%, 5/22/2036 (b)	EUR	250,000	298,603
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (b)	EUR	252,000	307,105
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (b)	EUR	500,000	641,749
Sterling Overnight Index Average + 1.46%, 5.21%, 10/24/2035 (b)	GBP	400,000	536,714
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (b)	GBP	600,000	848,358
Nestle Finance International Ltd.:
0.38%, 5/12/2032	EUR	100,000	100,289
Series EMTN, 1.50%, 4/1/2030	EUR	356,000	399,606
Netflix, Inc.:
3.63%, 5/15/2027 (a)	EUR	575,000	685,080
3.63%, 6/15/2030	EUR	200,000	240,162
3.88%, 11/15/2029	EUR	550,000	666,691
4.63%, 5/15/2029	EUR	400,000	495,443
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	850,000	931,487
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028 (a)	EUR	200,000	224,042
0.75%, 10/14/2033	EUR	461,000	447,552
Pfizer Netherlands International Finance BV 3.25%, 5/19/2032	EUR	100,000	117,581
Pfizer, Inc. 2.74%, 6/15/2043	GBP	500,000	452,488
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	242,490
Robert Bosch Finance LLC Series EMTN, 2.75%, 5/28/2028	EUR	400,000	469,532
Sanofi SA:
Series EMTN, 0.50%, 1/13/2027	EUR	400,000	461,066
Series 12FX, 1.38%, 3/21/2030	EUR	500,000	556,472
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	334,776
Series 20FX, 1.88%, 3/21/2038	EUR	300,000	290,513
Schlumberger Finance BV 2.00%, 5/6/2032	EUR	400,000	434,908

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Schneider Electric SE Series EMTN, 3.62%, 9/2/2037	EUR	200,000	$232,875
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	600,000	675,989
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	101,354
Series EMTN, 0.75%, 8/15/2028	EUR	300,000	336,285
Series EMTN, 0.88%, 11/8/2039	EUR	400,000	310,381
Series EMTN, 1.25%, 5/12/2028	EUR	100,000	113,801
Series EMTN, 1.25%, 11/11/2032	EUR	600,000	616,254
Series EMTN, 1.50%, 4/7/2028	EUR	250,000	286,887
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	466,361
Series EMTN, 1.88%, 4/7/2032	EUR	100,000	108,700
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	500,000	566,914
Series EMTN, 0.75%, 1/18/2029 (a)	EUR	500,000	548,045
Series EMTN, 1.25%, 6/20/2033	EUR	300,000	285,498
Series EMTN, 2.75%, 4/1/2032	EUR	382,000	415,930
Series EMTN, 4.25%, 6/16/2031	EUR	300,000	359,111
Series EMTN, 4.38%, 3/14/2030 (a)	EUR	200,000	242,505
4.50%, 7/7/2028	EUR	500,000	606,477
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	650,000	690,358
1.13%, 10/18/2033	EUR	450,000	449,048
1.63%, 10/18/2041	EUR	600,000	503,296
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	220,000	162,269
T-Mobile USA, Inc.:
3.15%, 2/11/2032	EUR	500,000	580,798
3.50%, 2/11/2037	EUR	385,000	432,426
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	400,000	448,948
Series EMTN, 3.63%, 7/15/2031	EUR	200,000	239,833
Series EMTN, 4.05%, 9/13/2029	EUR	600,000	731,441
Upjohn Finance BV 1.91%, 6/23/2032	EUR	650,000	669,534
Security Description		Principal Amount	Value
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	384,000	$417,317
0.75%, 3/22/2032	EUR	500,000	502,340
1.25%, 4/8/2030	EUR	600,000	654,516
1.30%, 5/18/2033	EUR	470,000	471,898
1.38%, 11/2/2028	EUR	100,000	113,334
2.63%, 12/1/2031	EUR	350,000	396,760
Series 20Y, 2.88%, 1/15/2038	EUR	550,000	572,954
3.25%, 10/29/2032	EUR	200,000	231,674
3.38%, 10/27/2036	GBP	250,000	278,691
3.50%, 6/28/2032	EUR	350,000	412,890
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	174,047
3.75%, 8/6/2037	EUR	400,000	456,787
4.25%, 10/31/2030	EUR	475,000	584,125
4.75%, 10/31/2034	EUR	225,000	284,223
Visa, Inc.:
2.00%, 6/15/2029	EUR	500,000	574,333
2.25%, 5/15/2028	EUR	350,000	408,154
3.13%, 5/15/2033	EUR	350,000	407,866
Walmart, Inc.:
4.88%, 9/21/2029	EUR	351,000	445,260
5.25%, 9/28/2035	GBP	250,000	349,327
5.63%, 3/27/2034	GBP	300,000	430,777
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	500,000	530,629
0.63%, 8/14/2030	EUR	200,000	210,238
Series EMTN, 1.00%, 2/2/2027	EUR	450,000	520,358
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	694,903
4.63%, 11/2/2035	GBP	150,000	194,090
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (b)	EUR	650,000	732,372
Series EMTN, 3 mo. EUR EURIBOR + 0.73%, 2.77%, 7/23/2029 (b)	EUR	450,000	526,923
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.87%, 7/23/2036 (b)	EUR	100,000	117,245
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.90%, 7/22/2032 (b)	EUR	750,000	901,780
			111,946,995
TOTAL CORPORATE BONDS & NOTES (Cost $382,564,528)			391,724,911

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	57,276	$57,276
State Street Navigator Securities Lending Portfolio II (f) (g)	10,281,356	10,281,356
TOTAL SHORT-TERM INVESTMENTS (Cost $10,338,632)		10,338,632
TOTAL INVESTMENTS — 100.8% (Cost $392,903,160)		402,063,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(3,344,129)
NET ASSETS — 100.0%		$398,719,414
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$391,724,911	$—	$391,724,911
Short-Term Investments	10,338,632	—	—	10,338,632
TOTAL INVESTMENTS	$10,338,632	$391,724,911	$—	$402,063,543

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,125	$15,125	$111,221,764	$111,179,613	$—	$—	57,276	$57,276	$30,897
State Street Navigator Securities Lending Portfolio II	17,057,091	17,057,091	128,480,369	135,256,104	—	—	10,281,356	10,281,356	51,930
Total		$17,072,216	$239,702,133	$246,435,717	$—	$—		$10,338,632	$82,827
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 3.8%
Australia Government Bonds:
1.00%, 12/21/2030	AUD	4,587,000	$2,611,852
1.00%, 11/21/2031	AUD	4,662,000	2,564,867
1.25%, 5/21/2032	AUD	4,671,000	2,565,707
1.50%, 6/21/2031	AUD	4,722,000	2,715,266
1.75%, 11/21/2032	AUD	3,498,000	1,954,683
1.75%, 6/21/2051	AUD	2,435,000	830,238
2.25%, 5/21/2028	AUD	3,707,000	2,369,424
2.50%, 5/21/2030	AUD	4,503,000	2,794,579
2.75%, 11/21/2027	AUD	3,565,000	2,321,547
2.75%, 11/21/2028	AUD	4,497,000	2,886,428
2.75%, 11/21/2029	AUD	4,797,000	3,032,601
2.75%, 6/21/2035	AUD	2,287,000	1,296,033
2.75%, 5/21/2041	AUD	1,695,000	859,081
3.00%, 11/21/2033	AUD	2,962,000	1,768,188
3.00%, 3/21/2047	AUD	1,635,000	786,237
3.25%, 4/21/2029	AUD	4,714,000	3,053,782
3.25%, 6/21/2039	AUD	1,513,000	843,184
3.50%, 12/21/2034	AUD	2,018,000	1,229,232
3.75%, 5/21/2034	AUD	2,650,000	1,658,225
3.75%, 4/21/2037	AUD	2,264,000	1,369,009
4.25%, 6/21/2034	AUD	1,874,000	1,215,323
4.25%, 12/21/2035	AUD	3,775,000	2,418,552
4.25%, 3/21/2036	AUD	1,984,000	1,268,230
4.50%, 4/21/2033	AUD	2,903,000	1,931,161
4.75%, 4/21/2027	AUD	4,388,000	2,953,175
4.75%, 6/21/2054	AUD	1,279,000	793,513
			50,090,117
AUSTRIA — 2.6%
Republic of Austria Government Bonds:
0.01%, 10/20/2028	EUR	1,375,000	1,516,676
0.01%, 2/20/2030	EUR	1,500,000	1,590,642
0.01%, 2/20/2031	EUR	1,765,000	1,812,196
0.01%, 10/20/2040	EUR	743,000	521,819
0.25%, 10/20/2036	EUR	861,000	737,793
0.50%, 4/20/2027	EUR	822,000	946,664
0.50%, 2/20/2029	EUR	1,611,000	1,787,457
0.70%, 4/20/2071	EUR	807,000	323,890
0.75%, 2/20/2028	EUR	1,441,000	1,643,008
0.75%, 3/20/2051	EUR	1,071,000	644,556
0.85%, 6/30/2120	EUR	650,000	228,529
0.90%, 2/20/2032	EUR	1,480,000	1,556,016
1.50%, 2/20/2047	EUR	1,142,000	908,807
1.50%, 11/2/2086	EUR	465,000	251,471
1.85%, 5/23/2049	EUR	936,000	778,970
2.10%, 9/20/2117	EUR	501,000	336,520
2.40%, 5/23/2034	EUR	1,036,000	1,162,270
2.50%, 10/20/2029	EUR	893,000	1,050,292
2.90%, 5/23/2029	EUR	1,036,000	1,238,228
Security Description		Principal Amount	Value
2.90%, 2/20/2033	EUR	2,075,000	$2,440,933
2.90%, 2/20/2034	EUR	1,411,000	1,644,957
2.95%, 2/20/2035	EUR	1,208,000	1,402,117
3.15%, 6/20/2044	EUR	1,126,000	1,237,419
3.15%, 10/20/2053	EUR	1,048,000	1,089,039
3.20%, 7/15/2039	EUR	831,000	952,403
3.45%, 10/20/2030	EUR	1,095,000	1,335,025
3.80%, 1/26/2062	EUR	515,000	598,887
4.15%, 3/15/2037	EUR	2,103,000	2,674,765
6.25%, 7/15/2027	EUR	1,165,000	1,452,994
			33,864,343
BELGIUM — 3.7%
Kingdom of Belgium Government Bonds:
0.01%, 10/22/2027	EUR	787,000	889,344
0.01%, 10/22/2031	EUR	1,517,000	1,515,512
0.10%, 6/22/2030	EUR	1,809,200	1,900,768
0.35%, 6/22/2032	EUR	1,546,000	1,542,157
0.65%, 6/22/2071	EUR	695,000	232,286
0.80%, 6/22/2028	EUR	1,833,000	2,077,411
0.90%, 6/22/2029	EUR	2,203,000	2,454,629
1.00%, 6/22/2031	EUR	1,961,000	2,094,636
1.25%, 4/22/2033	EUR	1,398,000	1,455,366
1.40%, 6/22/2053	EUR	1,296,000	820,125
1.45%, 6/22/2037	EUR	889,000	837,468
1.60%, 6/22/2047	EUR	1,322,000	1,001,824
1.70%, 6/22/2050	EUR	1,088,000	794,627
1.90%, 6/22/2038	EUR	1,255,000	1,219,746
2.15%, 6/22/2066	EUR	1,075,000	732,969
2.25%, 6/22/2057	EUR	978,000	737,272
2.60%, 10/22/2030	EUR	700,000	818,056
2.70%, 10/22/2029	EUR	1,027,000	1,213,398
2.75%, 4/22/2039	EUR	1,024,000	1,083,329
2.85%, 10/22/2034	EUR	2,022,000	2,299,393
3.00%, 6/22/2033	EUR	2,259,000	2,641,357
3.00%, 6/22/2034	EUR	1,275,000	1,476,207
3.10%, 6/22/2035	EUR	1,252,000	1,441,232
3.30%, 6/22/2054	EUR	1,248,000	1,228,049
3.45%, 6/22/2042	EUR	557,000	615,689
3.45%, 6/22/2043	EUR	564,000	619,219
3.50%, 6/22/2055	EUR	725,000	734,902
3.75%, 6/22/2045	EUR	1,263,000	1,431,770
4.00%, 3/28/2032	EUR	1,052,000	1,314,048
4.25%, 3/28/2041	EUR	2,152,000	2,646,699
5.00%, 3/28/2035	EUR	2,884,000	3,843,495
5.50%, 3/28/2028	EUR	3,287,000	4,130,436
			47,843,419
CANADA — 4.6%
Canada Government Bonds:
0.50%, 12/1/2030	CAD	2,942,000	1,903,248
1.00%, 6/1/2027	CAD	1,285,000	917,972
1.25%, 3/1/2027	CAD	1,116,000	802,942
1.25%, 6/1/2030	CAD	3,580,000	2,430,639

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
1.50%, 6/1/2031	CAD	3,900,000	$2,625,825
1.50%, 12/1/2031	CAD	2,947,000	1,964,273
1.75%, 12/1/2053	CAD	2,835,000	1,327,440
2.00%, 6/1/2028	CAD	883,000	634,543
2.00%, 6/1/2032	CAD	2,115,000	1,439,604
2.00%, 12/1/2051	CAD	4,540,000	2,311,417
2.25%, 2/1/2028	CAD	1,050,000	760,152
2.25%, 6/1/2029	CAD	1,049,000	751,905
2.25%, 12/1/2029	CAD	540,000	385,357
2.50%, 8/1/2027	CAD	2,750,000	2,004,736
2.50%, 11/1/2027	CAD	575,000	418,849
2.50%, 12/1/2032	CAD	1,728,000	1,206,518
2.75%, 5/1/2027	CAD	2,525,000	1,848,210
2.75%, 9/1/2027	CAD	1,520,000	1,112,031
2.75%, 3/1/2030	CAD	3,252,000	2,358,000
2.75%, 9/1/2030	CAD	3,250,000	2,348,678
2.75%, 6/1/2033	CAD	1,726,000	1,219,199
2.75%, 12/1/2048	CAD	1,096,000	671,297
2.75%, 12/1/2055	CAD	2,547,000	1,495,832
2.75%, 12/1/2064	CAD	671,000	381,575
3.00%, 2/1/2027	CAD	2,190,000	1,607,251
3.00%, 3/1/2032	CAD	575,000	416,827
3.00%, 6/1/2034	CAD	2,665,000	1,900,058
3.25%, 8/24/2027	CAD	75,000	55,316
3.25%, 9/1/2028	CAD	1,885,000	1,394,261
3.25%, 12/1/2033	CAD	1,690,000	1,231,077
3.25%, 12/1/2034	CAD	3,066,000	2,219,777
3.25%, 6/1/2035	CAD	3,650,000	2,633,618
3.25%, 12/1/2035	CAD	1,600,000	1,150,202
3.50%, 3/1/2028	CAD	1,250,000	928,306
3.50%, 9/1/2029	CAD	3,865,000	2,884,109
3.50%, 3/1/2034	CAD	1,393,000	1,031,364
3.50%, 12/1/2045	CAD	1,901,000	1,340,040
3.50%, 12/1/2057	CAD	1,350,000	921,624
4.00%, 3/1/2029	CAD	2,275,000	1,720,934
4.00%, 6/1/2041	CAD	1,697,000	1,288,915
5.00%, 6/1/2037	CAD	1,056,000	878,581
5.75%, 6/1/2029	CAD	1,172,000	936,189
5.75%, 6/1/2033	CAD	1,497,000	1,271,284
8.00%, 6/1/2027	CAD	472,000	370,438
			59,500,413
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
0.01%, 5/6/2027	CLP	290,000,000	304,057
0.01%, 4/1/2029	CLP	605,000,000	580,990
4.70%, 9/1/2030	CLP	490,000,000	533,460
5.00%, 10/1/2028	CLP	115,000,000	128,491
5.00%, 3/1/2035	CLP	365,000,000	394,878
5.10%, 7/15/2050	CLP	350,000,000	361,713
5.30%, 11/1/2037	CLP	270,000,000	298,205
5.80%, 10/1/2029	CLP	375,000,000	426,545
5.80%, 10/1/2034	CLP	250,000,000	285,733
6.00%, 4/1/2033	CLP	815,000,000	939,097
6.00%, 1/1/2043	CLP	330,000,000	386,130
Security Description		Principal Amount	Value
6.10%, 4/1/2056	CLP	145,000,000	$172,822
6.20%, 10/1/2040	CLP	235,000,000	280,511
7.00%, 5/1/2034	CLP	275,000,000	338,403
			5,431,035
CHINA — 4.6%
China Government Bonds:
1.38%, 6/15/2027	CNY	7,300,000	1,045,490
1.42%, 11/15/2027	CNY	10,750,000	1,540,839
1.43%, 1/25/2030	CNY	11,250,000	1,601,072
1.44%, 9/15/2027	CNY	2,250,000	322,342
1.45%, 2/25/2028	CNY	6,750,000	968,455
1.46%, 5/25/2028	CNY	8,850,000	1,270,531
1.49%, 12/25/2031	CNY	4,650,000	656,937
1.55%, 7/25/2030	CNY	5,500,000	786,045
1.59%, 3/15/2027	CNY	7,350,000	1,055,285
1.61%, 2/15/2035	CNY	7,150,000	1,001,151
1.62%, 8/15/2027	CNY	7,000,000	1,006,365
1.63%, 10/25/2030	CNY	5,700,000	815,544
1.65%, 5/15/2035	CNY	3,000,000	421,268
1.67%, 5/25/2035	CNY	3,500,000	493,684
1.74%, 10/15/2029	CNY	5,000,000	721,581
1.79%, 3/25/2032	CNY	8,500,000	1,222,543
1.83%, 8/25/2035	CNY	3,750,000	535,012
1.85%, 5/15/2027	CNY	6,050,000	871,778
1.87%, 9/15/2031	CNY	5,070,000	731,941
1.91%, 7/15/2029	CNY	6,450,000	935,734
1.92%, 1/15/2055	CNY	3,600,000	474,096
2.04%, 2/25/2027	CNY	7,620,000	1,099,181
2.04%, 11/25/2034	CNY	16,700,000	2,425,692
2.05%, 4/15/2029	CNY	8,150,000	1,187,483
2.11%, 8/25/2034	CNY	7,000,000	1,022,678
2.12%, 6/25/2031	CNY	7,550,000	1,104,948
2.27%, 5/25/2034	CNY	5,900,000	872,406
2.28%, 3/25/2031	CNY	5,000,000	738,022
2.35%, 2/25/2034	CNY	5,700,000	847,572
2.37%, 1/20/2027	CNY	3,800,000	549,684
2.37%, 1/15/2029	CNY	6,650,000	978,379
2.40%, 7/15/2028	CNY	4,500,000	660,498
2.44%, 10/15/2027	CNY	6,050,000	881,549
2.48%, 4/15/2027	CNY	3,750,000	544,381
2.48%, 9/25/2028	CNY	5,750,000	847,522
2.50%, 7/25/2027	CNY	4,500,000	654,353
2.52%, 8/25/2033	CNY	5,000,000	752,362
2.55%, 10/15/2028	CNY	4,870,000	719,469
2.60%, 9/15/2030	CNY	4,300,000	643,842
2.60%, 9/1/2032	CNY	7,500,000	1,130,594
2.62%, 4/15/2028	CNY	4,450,000	654,828
2.62%, 6/25/2030	CNY	4,000,000	597,815
2.64%, 1/15/2028	CNY	5,500,000	807,696
2.65%, 3/25/2074	CNY	1,500,000	226,897
2.67%, 5/25/2033	CNY	5,400,000	820,102
2.67%, 11/25/2033	CNY	3,000,000	456,798
2.69%, 8/15/2032	CNY	4,000,000	605,270
2.75%, 6/15/2029	CNY	2,550,000	380,469

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
2.75%, 2/17/2032	CNY	5,650,000	$856,784
2.76%, 5/15/2032	CNY	2,650,000	402,998
2.79%, 12/15/2029	CNY	2,000,000	300,119
2.80%, 3/24/2029	CNY	4,000,000	596,583
2.80%, 3/25/2030	CNY	3,600,000	541,516
2.80%, 11/15/2032	CNY	7,750,000	1,185,492
2.85%, 6/4/2027	CNY	6,700,000	979,918
2.88%, 2/25/2033	CNY	3,850,000	593,697
2.89%, 11/18/2031	CNY	6,400,000	979,641
3.00%, 10/15/2053	CNY	4,500,000	726,735
3.12%, 10/25/2052	CNY	3,500,000	574,902
3.19%, 4/15/2053	CNY	5,500,000	915,748
3.25%, 11/22/2028	CNY	6,470,000	977,281
3.27%, 11/19/2030	CNY	8,350,000	1,298,431
3.27%, 3/25/2073	CNY	3,750,000	658,924
3.32%, 4/15/2052	CNY	9,000,000	1,523,846
3.39%, 3/16/2050	CNY	3,550,000	602,422
3.40%, 7/15/2072	CNY	1,000,000	180,795
3.76%, 3/22/2071	CNY	2,500,000	486,862
3.81%, 9/14/2050	CNY	2,500,000	453,350
3.86%, 7/22/2049	CNY	2,500,000	453,162
4.08%, 10/22/2048	CNY	19,330,000	3,599,604
4.63%, 8/11/2034	CNY	500,000	89,805
			59,666,798
CROATIA — 0.3%
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	191,000	214,071
1.50%, 6/17/2031	EUR	499,000	545,958
2.88%, 4/22/2032	EUR	850,000	991,999
3.00%, 3/20/2027	EUR	375,000	444,426
3.25%, 2/11/2037	EUR	978,000	1,111,081
3.38%, 3/12/2034	EUR	300,000	359,170
			3,666,705
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	199,000	216,701
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	157,895
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	88,030
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	174,494
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	59,018
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	114,549
Series EMTN, 2.75%, 5/3/2049	EUR	400,000	389,156
			1,199,843
Security Description		Principal Amount	Value
CZECH REPUBLIC — 1.0%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	8,610,000	$360,416
0.25%, 2/10/2027	CZK	4,360,000	204,608
0.95%, 5/15/2030	CZK	15,790,000	675,129
1.20%, 3/13/2031	CZK	15,410,000	648,246
1.50%, 4/24/2040	CZK	12,600,000	401,908
1.75%, 6/23/2032	CZK	15,700,000	655,643
1.95%, 7/30/2037	CZK	11,500,000	422,976
2.00%, 10/13/2033	CZK	16,580,000	677,086
2.50%, 8/25/2028	CZK	15,890,000	749,332
2.75%, 7/23/2029	CZK	15,390,000	719,581
3.00%, 3/3/2033	CZK	15,720,000	700,007
3.50%, 5/30/2035	CZK	18,480,000	828,305
3.60%, 6/3/2036	CZK	6,000,000	266,790
4.20%, 12/4/2036	CZK	11,350,000	531,593
4.25%, 10/24/2034	CZK	5,250,000	249,905
4.50%, 11/11/2032	CZK	15,900,000	779,567
4.85%, 11/26/2057	CZK	1,750,000	80,139
4.90%, 4/14/2034	CZK	11,600,000	579,449
5.00%, 9/30/2030	CZK	21,720,000	1,098,582
5.30%, 9/19/2035	CZK	2,000,000	102,422
5.50%, 12/12/2028	CZK	13,400,000	682,039
5.75%, 3/29/2029	CZK	11,200,000	575,492
6.20%, 6/16/2031	CZK	11,560,000	616,885
			12,606,100
DENMARK — 0.6%
Denmark Government Bonds:
0.01%, 11/15/2031	DKK	7,112,000	976,434
0.25%, 11/15/2052	DKK	7,617,000	581,781
0.50%, 11/15/2027	DKK	2,850,000	437,349
0.50%, 11/15/2029	DKK	5,290,000	781,589
2.25%, 11/15/2033	DKK	9,738,000	1,495,691
2.25%, 11/15/2035	DKK	2,475,000	372,406
4.50%, 11/15/2039	DKK	13,951,000	2,580,654
			7,225,904
ESTONIA — 0.0% *
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	195,096
Series EMTN, 3.25%, 1/17/2034	EUR	125,000	145,407
4.00%, 10/12/2032	EUR	175,000	215,365
			555,868
FINLAND — 1.3%
Finland Government Bonds:
0.01%, 9/15/2030	EUR	684,000	711,575
0.13%, 9/15/2031	EUR	796,000	806,673
0.13%, 4/15/2036	EUR	661,000	564,827
0.13%, 4/15/2052	EUR	886,000	407,079
0.25%, 9/15/2040	EUR	595,000	437,042

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
0.50%, 9/15/2027	EUR	684,000	$781,401
0.50%, 9/15/2028	EUR	768,000	860,108
0.50%, 9/15/2029	EUR	834,000	912,761
0.50%, 4/15/2043	EUR	558,000	391,796
0.75%, 4/15/2031	EUR	622,000	661,249
1.13%, 4/15/2034	EUR	597,000	604,170
1.38%, 4/15/2027	EUR	188,000	218,893
1.38%, 4/15/2047	EUR	805,000	618,445
1.50%, 9/15/2032	EUR	772,000	832,497
2.50%, 4/15/2030	EUR	669,000	784,651
2.63%, 4/15/2032	EUR	525,000	610,062
2.63%, 7/4/2042	EUR	685,000	707,606
2.75%, 7/4/2028	EUR	547,000	650,909
2.75%, 4/15/2038	EUR	604,000	661,831
2.88%, 4/15/2029	EUR	691,000	823,778
2.95%, 4/15/2055	EUR	582,000	572,164
3.00%, 9/15/2033	EUR	935,000	1,100,532
3.00%, 9/15/2034	EUR	945,000	1,103,985
3.00%, 9/15/2035	EUR	669,000	775,022
			16,599,056
FRANCE — 4.9%
French Republic Government Bonds OAT:
0.01%, 2/25/2027	EUR	1,213,000	1,390,234
0.01%, 11/25/2029	EUR	1,480,000	1,571,199
0.01%, 11/25/2030	EUR	1,776,000	1,821,826
0.01%, 11/25/2031	EUR	1,770,000	1,749,458
0.01%, 5/25/2032	EUR	1,393,000	1,349,888
0.50%, 5/25/2029	EUR	1,687,000	1,851,048
0.50%, 5/25/2040	EUR	904,000	662,957
0.50%, 6/25/2044	EUR	586,000	369,018
0.50%, 5/25/2072	EUR	160,000	46,538
0.75%, 2/25/2028	EUR	1,492,000	1,695,392
0.75%, 5/25/2028	EUR	1,951,000	2,206,440
0.75%, 11/25/2028	EUR	1,836,000	2,055,150
0.75%, 5/25/2052	EUR	1,022,000	524,886
0.75%, 5/25/2053	EUR	534,000	265,438
1.00%, 5/25/2027	EUR	1,297,000	1,498,488
1.25%, 5/25/2034	EUR	1,859,000	1,849,241
1.25%, 5/25/2036	EUR	1,734,000	1,622,783
1.25%, 5/25/2038	EUR	974,000	856,460
1.50%, 5/25/2031	EUR	1,809,000	1,979,661
1.50%, 5/25/2050	EUR	265,000	179,486
1.75%, 6/25/2039	EUR	1,014,000	929,592
1.75%, 5/25/2066	EUR	714,000	409,557
2.00%, 11/25/2032	EUR	1,100,000	1,202,063
2.00%, 5/25/2048	EUR	576,000	456,593
2.40%, 9/24/2028	EUR	876,000	1,028,185
2.50%, 9/24/2027	EUR	1,284,000	1,514,705
2.50%, 5/25/2030	EUR	2,093,000	2,437,703
2.50%, 5/25/2043	EUR	705,000	664,557
2.70%, 2/25/2031	EUR	850,000	991,215
2.75%, 10/25/2027	EUR	1,874,000	2,220,143
2.75%, 2/25/2029	EUR	1,668,000	1,973,561
Security Description		Principal Amount	Value
2.75%, 2/25/2030	EUR	1,678,000	$1,975,925
3.00%, 5/25/2033	EUR	1,360,000	1,575,022
3.00%, 11/25/2034	EUR	1,325,000	1,506,086
3.00%, 6/25/2049	EUR	498,000	474,454
3.00%, 5/25/2054	EUR	782,000	707,314
3.20%, 5/25/2035	EUR	475,000	545,054
3.25%, 5/25/2045	EUR	1,377,000	1,424,106
3.25%, 5/25/2055	EUR	764,000	722,411
3.50%, 11/25/2033	EUR	1,583,000	1,886,262
3.50%, 11/25/2035	EUR	600,000	701,217
3.60%, 5/25/2042	EUR	490,000	543,719
3.75%, 5/25/2056	EUR	450,000	465,260
4.00%, 10/25/2038	EUR	1,192,000	1,427,280
4.00%, 4/25/2055	EUR	1,080,000	1,179,774
4.00%, 4/25/2060	EUR	1,058,000	1,133,881
4.50%, 4/25/2041	EUR	1,851,000	2,303,749
4.75%, 4/25/2035	EUR	1,369,000	1,769,891
5.50%, 4/25/2029	EUR	1,606,000	2,062,147
5.75%, 10/25/2032	EUR	1,309,000	1,785,654
			63,562,671
GERMANY — 4.5%
Bundesobligation:
0.01%, 4/16/2027	EUR	830,000	949,908
1.30%, 10/15/2027	EUR	1,208,000	1,399,807
2.10%, 4/12/2029	EUR	1,519,000	1,774,268
2.20%, 4/13/2028	EUR	650,000	764,459
2.20%, 10/10/2030	EUR	650,000	754,863
2.40%, 10/19/2028	EUR	1,041,000	1,228,946
2.40%, 4/18/2030	EUR	1,091,000	1,281,570
2.50%, 10/11/2029	EUR	1,039,000	1,227,585
Bundesrepublik Deutschland Bundesanleihe:
0.01%, 11/15/2027	EUR	371,000	419,308
0.01%, 11/15/2028	EUR	542,000	598,365
0.01%, 8/15/2029	EUR	429,000	464,199
0.01%, 2/15/2030	EUR	484,000	516,493
0.01%, 8/15/2030	EUR	892,000	939,484
0.01%, 2/15/2031	EUR	595,000	617,461
0.01%, 8/15/2031	EUR	995,000	1,017,933
0.01%, 2/15/2032	EUR	260,000	261,723
0.01%, 5/15/2036	EUR	1,237,000	1,074,342
0.01%, 8/15/2050	EUR	2,114,000	1,068,163
0.01%, 8/15/2052	EUR	1,392,000	656,334
0.25%, 2/15/2027	EUR	422,000	486,068
0.25%, 8/15/2028	EUR	713,000	797,222
0.25%, 2/15/2029	EUR	120,000	132,629
0.50%, 8/15/2027	EUR	1,086,000	1,243,778
0.50%, 2/15/2028	EUR	787,000	893,972
1.00%, 5/15/2038	EUR	1,344,000	1,242,364
1.25%, 8/15/2048	EUR	1,456,000	1,129,782
1.70%, 8/15/2032	EUR	750,000	833,653
1.80%, 8/15/2053	EUR	1,694,000	1,405,203
2.10%, 11/15/2029	EUR	1,068,000	1,243,438
2.20%, 2/15/2034	EUR	1,317,000	1,485,310

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
2.30%, 2/15/2033	EUR	2,397,000	$2,752,706
2.40%, 11/15/2030	EUR	1,643,000	1,925,125
2.50%, 2/15/2035	EUR	1,300,000	1,487,945
2.50%, 7/4/2044	EUR	844,000	878,498
2.50%, 8/15/2046	EUR	789,000	806,823
2.50%, 8/15/2054	EUR	650,000	629,250
2.60%, 8/15/2033	EUR	1,693,000	1,974,339
2.60%, 8/15/2034	EUR	1,261,000	1,459,828
2.60%, 8/15/2035	EUR	425,000	488,554
2.90%, 8/15/2056	EUR	700,000	733,208
3.25%, 7/4/2042	EUR	1,123,000	1,315,555
4.00%, 1/4/2037	EUR	1,270,000	1,635,248
4.25%, 7/4/2039	EUR	1,155,000	1,524,343
4.75%, 7/4/2028	EUR	1,284,000	1,602,666
4.75%, 7/4/2034	EUR	1,080,000	1,459,562
4.75%, 7/4/2040	EUR	1,085,000	1,506,198
5.50%, 1/4/2031	EUR	1,263,000	1,693,222
5.63%, 1/4/2028	EUR	1,349,000	1,692,702
6.25%, 1/4/2030	EUR	1,179,000	1,589,344
6.50%, 7/4/2027	EUR	1,157,000	1,447,069
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	900,000	1,051,423
1.90%, 9/16/2027	EUR	550,000	643,755
2.20%, 3/11/2027	EUR	665,000	782,462
			58,988,455
GREECE — 0.8%
Hellenic Republic Government Bonds:
0.75%, 6/18/2031	EUR	575,000	604,861
1.50%, 6/18/2030	EUR	700,000	783,709
1.75%, 6/18/2032	EUR	525,000	571,867
1.88%, 1/24/2052	EUR	350,000	264,595
3.38%, 6/15/2034	EUR	700,000	826,687
3.63%, 6/15/2035	EUR	1,075,000	1,281,613
3.88%, 6/15/2028	EUR	625,000	761,031
3.88%, 3/12/2029	EUR	450,000	551,552
4.13%, 6/15/2054	EUR	750,000	859,522
4.25%, 6/15/2033	EUR	1,250,000	1,571,620
4.38%, 7/18/2038	EUR	1,750,000	2,198,521
			10,275,578
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,800,000	227,566
1.59%, 3/4/2036	HKD	200,000	22,160
1.89%, 3/2/2032	HKD	800,000	97,634
1.97%, 1/17/2029	HKD	600,000	76,043
2.02%, 3/7/2034	HKD	300,000	36,014
2.13%, 7/16/2030	HKD	500,000	63,035
Hong Kong Government Infrastructure Bonds Programme:
2.76%, 4/25/2028	HKD	500,000	64,520
2.89%, 10/25/2027	HKD	950,000	122,805
Security Description		Principal Amount	Value
3.23%, 12/5/2029	HKD	1,000,000	$131,332
3.84%, 1/16/2035	HKD	1,700,000	231,449
			1,072,558
HUNGARY — 0.4%
Hungary Government Bonds:
2.00%, 5/23/2029 (a)	HUF	134,810,000	359,875
2.25%, 4/20/2033	HUF	122,740,000	281,887
2.25%, 6/22/2034	HUF	73,000,000	159,770
3.00%, 10/27/2027	HUF	63,260,000	183,299
3.00%, 8/21/2030	HUF	183,210,000	486,088
3.00%, 10/27/2038	HUF	103,500,000	209,316
3.00%, 4/25/2041	HUF	134,630,000	253,287
3.25%, 10/22/2031	HUF	210,000,000	545,725
4.50%, 3/23/2028	HUF	138,000,000	407,213
4.50%, 5/27/2032	HUF	71,000,000	193,966
4.75%, 11/24/2032	HUF	183,000,000	503,795
6.00%, 11/28/2029	HUF	81,000,000	245,368
6.75%, 10/22/2028	HUF	293,600,000	908,982
6.75%, 7/23/2031	HUF	65,000,000	201,654
7.00%, 10/24/2035	HUF	167,000,000	517,493
			5,457,718
INDONESIA — 2.4%
Indonesia Treasury Bonds:
5.88%, 3/15/2031	IDR	7,019,000,000	427,045
6.13%, 5/15/2028	IDR	13,589,000,000	828,354
6.25%, 6/15/2036	IDR	7,270,000,000	438,387
6.38%, 8/15/2028	IDR	16,828,000,000	1,033,483
6.38%, 4/15/2032	IDR	26,352,000,000	1,611,183
6.38%, 7/15/2037	IDR	2,105,000,000	127,249
6.50%, 7/15/2030	IDR	21,449,000,000	1,336,604
6.50%, 2/15/2031	IDR	24,990,000,000	1,540,656
6.50%, 4/15/2036	IDR	3,550,000,000	218,965
6.63%, 5/15/2033	IDR	18,475,000,000	1,139,545
6.63%, 2/15/2034	IDR	28,598,000,000	1,770,793
6.75%, 7/15/2035	IDR	39,123,000,000	2,463,775
6.88%, 4/15/2029	IDR	22,462,000,000	1,403,543
6.88%, 8/15/2051	IDR	8,315,000,000	505,641
6.88%, 7/15/2054	IDR	10,130,000,000	619,660
7.00%, 5/15/2027	IDR	18,350,000,000	1,125,537
7.00%, 9/15/2030	IDR	18,400,000,000	1,161,328
7.00%, 2/15/2033	IDR	36,205,000,000	2,281,992
7.13%, 6/15/2038	IDR	19,658,000,000	1,254,361
7.13%, 8/15/2040	IDR	17,500,000,000	1,124,985
7.13%, 6/15/2042	IDR	18,230,000,000	1,157,227
7.13%, 6/15/2043	IDR	13,000,000,000	824,840
7.13%, 8/15/2045	IDR	17,000,000,000	1,092,251
7.38%, 10/15/2030	IDR	20,000,000,000	1,277,313
7.38%, 5/15/2048	IDR	10,875,000,000	697,631
7.50%, 5/15/2038	IDR	15,342,000,000	1,005,182
7.50%, 4/15/2040	IDR	12,980,000,000	849,650
9.00%, 3/15/2029	IDR	2,000,000,000	132,446

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	10,000,000,000	$608,936
6.38%, 3/15/2034	IDR	6,900,000,000	418,815
6.50%, 6/15/2039	IDR	2,814,000,000	171,832
6.75%, 6/15/2047	IDR	4,500,000,000	272,343
6.88%, 3/15/2036	IDR	10,000,000,000	631,495
6.88%, 12/15/2049	IDR	5,500,000,000	336,221
			31,889,268
IRELAND — 1.0%
Ireland Government Bonds:
0.01%, 10/18/2031	EUR	977,000	984,991
0.20%, 5/15/2027	EUR	150,000	171,904
0.20%, 10/18/2030	EUR	933,000	981,277
0.35%, 10/18/2032	EUR	538,000	538,014
0.40%, 5/15/2035	EUR	557,900	513,078
0.55%, 4/22/2041	EUR	555,000	429,294
0.90%, 5/15/2028	EUR	933,000	1,064,128
1.10%, 5/15/2029	EUR	1,104,000	1,244,956
1.30%, 5/15/2033	EUR	611,000	645,077
1.35%, 3/18/2031	EUR	876,000	969,518
1.50%, 5/15/2050	EUR	758,000	582,263
1.70%, 5/15/2037	EUR	861,000	865,021
2.00%, 2/18/2045	EUR	1,148,000	1,062,841
2.40%, 5/15/2030	EUR	1,073,000	1,255,487
2.60%, 10/18/2034	EUR	1,005,000	1,143,246
3.00%, 10/18/2043	EUR	784,000	861,471
3.15%, 10/18/2055	EUR	366,000	382,912
			13,695,478
ISRAEL — 1.0%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	3,449,000	966,794
1.30%, 4/30/2032	ILS	3,925,000	1,061,176
1.50%, 5/31/2037	ILS	3,878,000	935,976
2.00%, 3/31/2027	ILS	2,570,000	789,452
2.25%, 9/28/2028	ILS	3,919,000	1,181,267
2.80%, 11/29/2052	ILS	3,337,000	777,365
3.75%, 9/30/2027	ILS	3,915,000	1,228,328
3.75%, 2/28/2029	ILS	3,681,000	1,155,575
3.75%, 3/31/2047	ILS	3,265,000	944,068
4.00%, 3/30/2035	ILS	5,113,000	1,614,407
4.60%, 8/31/2029	ILS	3,150,000	1,017,185
5.50%, 1/31/2042	ILS	3,148,000	1,139,237
			12,810,830
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.90%, 4/1/2031	EUR	856,000	911,633
0.95%, 8/1/2030	EUR	718,000	779,618
0.95%, 12/1/2031	EUR	350,000	367,033
0.95%, 6/1/2032	EUR	634,000	655,771
1.35%, 4/1/2030	EUR	641,000	713,998
Security Description		Principal Amount	Value
1.45%, 3/1/2036	EUR	368,000	$356,693
1.50%, 4/30/2045	EUR	427,000	330,173
1.65%, 12/1/2030	EUR	667,000	743,182
1.65%, 3/1/2032	EUR	863,000	938,568
1.70%, 9/1/2051	EUR	367,000	260,757
1.80%, 3/1/2041	EUR	425,000	378,799
2.00%, 2/1/2028	EUR	513,000	599,657
2.05%, 8/1/2027	EUR	618,000	724,850
2.10%, 8/26/2027	EUR	450,000	527,667
2.15%, 9/1/2052	EUR	276,000	215,555
2.15%, 3/1/2072	EUR	228,000	158,270
2.20%, 6/1/2027	EUR	585,000	688,201
2.25%, 9/1/2036	EUR	538,000	559,946
2.35%, 1/15/2029	EUR	300,000	350,962
2.45%, 9/1/2033	EUR	651,000	726,859
2.45%, 9/1/2050	EUR	444,000	380,715
2.55%, 2/25/2027	EUR	452,000	533,257
2.65%, 12/1/2027	EUR	603,000	713,633
2.65%, 6/15/2028	EUR	350,000	413,734
2.70%, 10/15/2027	EUR	450,000	532,746
2.70%, 3/1/2047	EUR	137,000	128,628
2.80%, 12/1/2028	EUR	735,000	873,114
2.80%, 6/15/2029	EUR	557,000	660,164
2.80%, 3/1/2067	EUR	220,000	183,284
2.85%, 2/1/2031	EUR	400,000	470,506
2.95%, 2/15/2027	EUR	418,000	495,268
2.95%, 7/1/2030	EUR	789,000	935,560
2.95%, 9/1/2038	EUR	564,000	611,324
3.00%, 8/1/2029	EUR	984,000	1,174,323
3.00%, 10/1/2029	EUR	1,146,000	1,364,669
3.10%, 3/1/2040	EUR	458,000	495,351
3.15%, 11/15/2031	EUR	771,000	915,187
3.25%, 11/15/2032	EUR	650,000	769,576
3.25%, 3/1/2038	EUR	484,000	544,257
3.25%, 9/1/2046	EUR	431,000	445,063
3.35%, 7/1/2029	EUR	799,000	962,972
3.35%, 3/1/2035	EUR	679,000	796,137
3.40%, 4/1/2028	EUR	469,000	563,822
3.45%, 7/15/2027	EUR	475,000	568,408
3.45%, 7/15/2031	EUR	846,000	1,021,937
3.45%, 3/1/2048	EUR	591,000	622,820
3.50%, 3/1/2030	EUR	1,146,000	1,391,319
3.50%, 2/15/2031	EUR	1,165,000	1,411,745
3.65%, 8/1/2035	EUR	770,000	918,599
3.70%, 6/15/2030	EUR	631,000	771,388
3.80%, 8/1/2028	EUR	1,134,000	1,379,054
3.85%, 7/1/2034	EUR	1,209,000	1,473,705
3.85%, 2/1/2035	EUR	750,000	912,642
3.85%, 10/1/2040	EUR	550,000	642,653
3.85%, 9/1/2049	EUR	583,000	651,497
4.00%, 11/15/2030	EUR	564,000	698,788
4.00%, 10/30/2031	EUR	644,000	800,895
4.00%, 4/30/2035	EUR	418,000	515,717
4.00%, 2/1/2037	EUR	1,219,000	1,488,181
4.10%, 2/1/2029	EUR	859,000	1,057,167

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
4.15%, 10/1/2039	EUR	835,000	$1,014,573
4.20%, 3/1/2034	EUR	705,000	882,546
4.30%, 10/1/2054	EUR	553,000	644,609
4.35%, 11/1/2033	EUR	341,000	431,361
4.45%, 9/1/2043	EUR	686,000	845,136
4.50%, 10/1/2053	EUR	621,000	747,612
4.75%, 9/1/2028	EUR	1,364,000	1,698,969
4.75%, 9/1/2044	EUR	781,000	1,001,834
5.00%, 8/1/2034	EUR	906,000	1,197,953
5.00%, 8/1/2039	EUR	909,000	1,204,347
5.00%, 9/1/2040	EUR	1,121,000	1,483,906
5.25%, 11/1/2029	EUR	1,363,000	1,757,220
5.75%, 2/1/2033	EUR	762,000	1,043,221
6.00%, 5/1/2031	EUR	1,112,000	1,510,481
6.50%, 11/1/2027	EUR	1,216,000	1,537,245
			59,279,010
JAPAN — 22.9%
Japan Government Five Year Bonds:
0.01%, 3/20/2027	JPY	292,750,000	1,846,597
0.01%, 6/20/2027	JPY	390,000,000	2,451,144
0.10%, 3/20/2027	JPY	153,950,000	972,229
0.10%, 9/20/2027	JPY	358,250,000	2,247,048
0.10%, 3/20/2028	JPY	303,100,000	1,889,045
0.10%, 6/20/2028	JPY	163,450,000	1,015,237
0.20%, 12/20/2027	JPY	288,000,000	1,804,288
0.20%, 3/20/2028	JPY	137,100,000	856,345
0.20%, 6/20/2028	JPY	120,500,000	750,299
0.20%, 12/20/2028	JPY	154,900,000	957,426
0.30%, 12/20/2027	JPY	184,050,000	1,155,296
0.30%, 6/20/2028	JPY	128,500,000	802,062
0.30%, 9/20/2028	JPY	121,800,000	757,865
0.30%, 12/20/2028	JPY	300,000,000	1,859,778
0.40%, 9/20/2028	JPY	309,350,000	1,930,287
0.40%, 12/20/2028	JPY	250,000,000	1,554,308
0.40%, 3/20/2029	JPY	150,000,000	929,235
0.40%, 6/20/2029	JPY	157,250,000	970,597
0.50%, 3/20/2029	JPY	172,400,000	1,071,433
0.50%, 6/20/2029	JPY	554,000,000	3,431,485
0.60%, 3/20/2029	JPY	164,100,000	1,023,190
0.60%, 6/20/2029	JPY	158,500,000	985,128
0.60%, 9/20/2029	JPY	200,000,000	1,238,700
0.70%, 9/20/2029	JPY	304,000,000	1,889,709
0.90%, 12/20/2029	JPY	325,000,000	2,030,034
1.00%, 12/20/2029	JPY	175,000,000	1,097,673
1.00%, 3/20/2030	JPY	569,000,000	3,559,676
1.00%, 6/20/2030	JPY	406,000,000	2,533,365
1.10%, 12/20/2029	JPY	300,000,000	1,888,634
1.10%, 6/20/2030	JPY	325,000,000	2,037,022
1.30%, 9/20/2030	JPY	315,500,000	1,990,763
1.40%, 9/20/2030	JPY	300,000,000	1,901,458
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	149,200,000	426,702
0.50%, 3/20/2059	JPY	106,350,000	297,857
Security Description		Principal Amount	Value
0.50%, 3/20/2060	JPY	145,700,000	$401,345
0.70%, 3/20/2061	JPY	131,700,000	386,282
0.80%, 3/20/2058	JPY	143,900,000	465,718
0.90%, 3/20/2057	JPY	111,100,000	379,375
1.00%, 3/20/2062	JPY	173,300,000	560,095
1.30%, 3/20/2063	JPY	158,100,000	556,621
1.40%, 3/20/2055	JPY	123,350,000	501,584
1.70%, 3/20/2054	JPY	108,850,000	484,365
1.90%, 3/20/2053	JPY	258,350,000	1,215,545
2.00%, 3/20/2052	JPY	62,100,000	301,802
2.20%, 3/20/2049	JPY	112,450,000	604,645
2.20%, 3/20/2050	JPY	75,000,000	395,946
2.20%, 3/20/2051	JPY	82,950,000	428,306
2.20%, 3/20/2064	JPY	225,500,000	1,046,267
2.40%, 3/20/2048	JPY	77,200,000	438,426
3.10%, 3/20/2065	JPY	225,000,000	1,315,894
Japan Government Ten Year Bonds:
0.10%, 3/20/2027	JPY	311,050,000	1,964,311
0.10%, 6/20/2027	JPY	266,750,000	1,678,800
0.10%, 9/20/2027	JPY	449,600,000	2,820,021
0.10%, 12/20/2027	JPY	388,900,000	2,431,627
0.10%, 3/20/2028	JPY	480,750,000	2,996,050
0.10%, 6/20/2028	JPY	471,850,000	2,930,952
0.10%, 9/20/2028	JPY	418,000,000	2,586,883
0.10%, 12/20/2028	JPY	449,350,000	2,768,887
0.10%, 3/20/2029	JPY	359,050,000	2,202,908
0.10%, 6/20/2029	JPY	379,200,000	2,316,544
0.10%, 9/20/2029	JPY	405,950,000	2,467,866
0.10%, 12/20/2029	JPY	441,200,000	2,669,774
0.10%, 3/20/2030	JPY	421,500,000	2,538,708
0.10%, 6/20/2030	JPY	495,200,000	2,968,578
0.10%, 9/20/2030	JPY	462,050,000	2,756,736
0.10%, 12/20/2030	JPY	460,400,000	2,734,614
0.10%, 3/20/2031	JPY	501,100,000	2,962,259
0.10%, 6/20/2031	JPY	425,500,000	2,502,916
0.10%, 9/20/2031	JPY	422,100,000	2,469,640
0.10%, 12/20/2031	JPY	435,000,000	2,531,628
0.20%, 3/20/2032	JPY	495,250,000	2,884,801
0.20%, 6/20/2032	JPY	439,150,000	2,544,041
0.20%, 9/20/2032	JPY	586,900,000	3,381,551
0.40%, 6/20/2033	JPY	551,550,000	3,172,525
0.50%, 12/20/2032	JPY	523,000,000	3,062,859
0.50%, 3/20/2033	JPY	556,800,000	3,243,361
0.60%, 12/20/2033	JPY	478,250,000	2,765,639
0.70%, 12/20/2033	JPY	92,100,000	536,753
0.80%, 9/20/2033	JPY	436,650,000	2,577,557
0.80%, 3/20/2034	JPY	488,100,000	2,855,764
0.90%, 9/20/2034	JPY	490,000,000	2,865,193
1.00%, 3/20/2034	JPY	105,000,000	624,105
1.10%, 6/20/2034	JPY	548,950,000	3,278,711
1.20%, 12/20/2034	JPY	587,000,000	3,509,005
1.40%, 3/20/2035	JPY	650,000,000	3,939,188
1.50%, 6/20/2035	JPY	649,000,000	3,956,397
1.60%, 9/20/2035	JPY	165,700,000	1,016,270

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
1.70%, 9/20/2035	JPY	613,500,000	$3,797,011
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	312,977
0.40%, 6/20/2049	JPY	75,000,000	259,960
0.40%, 9/20/2049	JPY	45,600,000	156,529
0.40%, 12/20/2049	JPY	74,150,000	251,934
0.40%, 3/20/2050	JPY	103,800,000	348,984
0.50%, 9/20/2046	JPY	118,750,000	468,007
0.50%, 3/20/2049	JPY	66,600,000	239,929
0.60%, 12/20/2046	JPY	80,250,000	321,527
0.60%, 6/20/2050	JPY	61,650,000	218,034
0.60%, 9/20/2050	JPY	146,750,000	513,515
0.70%, 6/20/2048	JPY	132,000,000	516,092
0.70%, 12/20/2048	JPY	77,500,000	297,911
0.70%, 12/20/2050	JPY	88,550,000	316,175
0.70%, 3/20/2051	JPY	76,550,000	270,383
0.70%, 6/20/2051	JPY	90,500,000	316,469
0.70%, 9/20/2051	JPY	137,300,000	477,337
0.70%, 12/20/2051	JPY	96,150,000	331,656
0.80%, 3/20/2046	JPY	158,650,000	682,394
0.80%, 3/20/2047	JPY	180,750,000	753,731
0.80%, 6/20/2047	JPY	71,500,000	295,880
0.80%, 9/20/2047	JPY	89,650,000	368,163
0.80%, 12/20/2047	JPY	88,950,000	362,723
0.80%, 3/20/2048	JPY	191,550,000	774,840
0.90%, 9/20/2048	JPY	60,150,000	245,477
1.00%, 3/20/2052	JPY	83,500,000	313,810
1.20%, 6/20/2053	JPY	92,800,000	362,461
1.30%, 6/20/2052	JPY	108,850,000	443,247
1.40%, 9/20/2045	JPY	146,100,000	718,742
1.40%, 12/20/2045	JPY	243,650,000	1,193,356
1.40%, 9/20/2052	JPY	129,500,000	539,778
1.40%, 3/20/2053	JPY	97,400,000	403,382
1.50%, 12/20/2044	JPY	291,900,000	1,485,264
1.50%, 3/20/2045	JPY	237,850,000	1,204,705
1.60%, 6/20/2045	JPY	148,500,000	762,713
1.60%, 12/20/2052	JPY	100,000,000	437,953
1.60%, 12/20/2053	JPY	195,000,000	845,052
1.70%, 6/20/2033	JPY	75,250,000	476,325
1.70%, 12/20/2043	JPY	143,000,000	768,776
1.70%, 3/20/2044	JPY	132,550,000	708,275
1.70%, 6/20/2044	JPY	120,200,000	639,247
1.70%, 9/20/2044	JPY	105,900,000	561,082
1.80%, 3/20/2043	JPY	122,600,000	679,183
1.80%, 9/20/2043	JPY	89,900,000	493,178
1.80%, 9/20/2053	JPY	95,000,000	434,232
1.80%, 3/20/2054	JPY	222,450,000	1,013,496
1.90%, 9/20/2042	JPY	148,250,000	840,649
1.90%, 6/20/2043	JPY	83,300,000	466,426
2.00%, 12/20/2033	JPY	99,700,000	642,190
2.00%, 9/20/2040	JPY	131,950,000	782,836
2.00%, 9/20/2041	JPY	141,600,000	827,937
2.00%, 3/20/2042	JPY	236,900,000	1,376,044
2.10%, 9/20/2054	JPY	428,050,000	2,094,412
Security Description		Principal Amount	Value
2.20%, 3/20/2041	JPY	107,500,000	$649,177
2.20%, 6/20/2054	JPY	180,050,000	902,725
2.30%, 12/20/2035	JPY	42,000,000	273,624
2.30%, 12/20/2036	JPY	76,000,000	490,925
2.30%, 3/20/2039	JPY	115,350,000	725,157
2.30%, 3/20/2040	JPY	149,700,000	928,895
2.30%, 12/20/2054	JPY	319,500,000	1,636,748
2.40%, 3/20/2034	JPY	77,900,000	515,946
2.40%, 12/20/2034	JPY	51,750,000	341,739
2.40%, 3/20/2037	JPY	69,300,000	450,926
2.40%, 9/20/2038	JPY	70,750,000	452,417
2.40%, 3/20/2055	JPY	290,600,000	1,522,718
2.50%, 6/20/2034	JPY	85,900,000	572,696
2.50%, 9/20/2034	JPY	88,150,000	587,112
2.50%, 9/20/2035	JPY	56,550,000	375,262
2.50%, 3/20/2036	JPY	82,950,000	548,895
2.50%, 9/20/2036	JPY	32,000,000	211,086
2.50%, 9/20/2037	JPY	91,550,000	598,549
2.80%, 6/20/2055	JPY	215,400,000	1,230,066
3.20%, 9/20/2055	JPY	281,100,000	1,739,343
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	131,000,000	686,245
0.30%, 6/20/2039	JPY	197,450,000	950,095
0.30%, 9/20/2039	JPY	182,750,000	871,900
0.30%, 12/20/2039	JPY	178,200,000	843,189
0.40%, 3/20/2036	JPY	147,550,000	795,647
0.40%, 3/20/2039	JPY	200,400,000	986,971
0.40%, 3/20/2040	JPY	177,900,000	848,000
0.40%, 6/20/2040	JPY	208,850,000	987,509
0.40%, 9/20/2040	JPY	252,300,000	1,182,878
0.40%, 6/20/2041	JPY	211,700,000	967,260
0.50%, 9/20/2036	JPY	193,550,000	1,041,845
0.50%, 3/20/2038	JPY	221,550,000	1,141,779
0.50%, 6/20/2038	JPY	199,000,000	1,017,732
0.50%, 12/20/2038	JPY	259,800,000	1,307,975
0.50%, 12/20/2040	JPY	209,600,000	990,574
0.50%, 3/20/2041	JPY	218,150,000	1,022,394
0.50%, 9/20/2041	JPY	224,100,000	1,033,566
0.50%, 12/20/2041	JPY	219,050,000	1,002,547
0.60%, 12/20/2036	JPY	155,350,000	839,938
0.60%, 6/20/2037	JPY	166,550,000	888,359
0.60%, 9/20/2037	JPY	171,300,000	907,520
0.60%, 12/20/2037	JPY	146,000,000	768,157
0.70%, 3/20/2037	JPY	119,650,000	650,222
0.70%, 9/20/2038	JPY	174,800,000	910,952
0.80%, 3/20/2042	JPY	200,000,000	958,933
0.90%, 6/20/2042	JPY	211,500,000	1,025,460
1.00%, 12/20/2035	JPY	192,350,000	1,110,205
1.10%, 9/20/2042	JPY	355,900,000	1,775,152
1.10%, 3/20/2043	JPY	225,150,000	1,110,531
1.10%, 6/20/2043	JPY	205,000,000	1,004,212
1.20%, 12/20/2034	JPY	260,750,000	1,558,694
1.20%, 3/20/2035	JPY	433,100,000	2,579,369
1.20%, 9/20/2035	JPY	190,450,000	1,125,289

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
1.30%, 6/20/2035	JPY	250,850,000	$1,502,331
1.30%, 12/20/2043	JPY	245,000,000	1,229,588
1.40%, 9/20/2034	JPY	199,900,000	1,219,869
1.40%, 12/20/2042	JPY	242,600,000	1,265,677
1.50%, 3/20/2033	JPY	86,200,000	539,445
1.50%, 3/20/2034	JPY	157,950,000	977,336
1.50%, 6/20/2034	JPY	255,900,000	1,579,186
1.50%, 9/20/2043	JPY	225,000,000	1,174,731
1.60%, 6/20/2030	JPY	100,000,000	640,556
1.60%, 3/20/2032	JPY	84,050,000	533,792
1.60%, 6/20/2032	JPY	75,000,000	475,350
1.60%, 3/20/2033	JPY	29,850,000	188,071
1.60%, 12/20/2033	JPY	229,600,000	1,436,470
1.60%, 3/20/2044	JPY	196,750,000	1,033,551
1.70%, 3/20/2032	JPY	101,400,000	647,706
1.70%, 6/20/2032	JPY	50,000,000	318,830
1.70%, 9/20/2032	JPY	84,000,000	534,868
1.70%, 12/20/2032	JPY	100,000,000	635,644
1.70%, 6/20/2033	JPY	200,750,000	1,270,714
1.70%, 9/20/2033	JPY	195,250,000	1,233,085
1.80%, 9/20/2030	JPY	95,050,000	613,694
1.80%, 9/20/2031	JPY	180,700,000	1,163,987
1.80%, 12/20/2031	JPY	86,550,000	556,875
1.80%, 3/20/2032	JPY	75,000,000	481,915
1.80%, 12/20/2032	JPY	33,450,000	214,012
1.80%, 9/20/2044	JPY	226,200,000	1,218,604
1.90%, 12/20/2028	JPY	79,500,000	516,353
1.90%, 3/20/2029	JPY	54,300,000	352,651
1.90%, 9/20/2030	JPY	88,200,000	571,931
1.90%, 6/20/2044	JPY	237,250,000	1,304,576
2.00%, 3/20/2027	JPY	88,050,000	568,818
2.00%, 12/20/2044	JPY	262,650,000	1,457,968
2.10%, 3/20/2027	JPY	146,300,000	946,197
2.10%, 6/20/2027	JPY	47,800,000	309,650
2.10%, 12/20/2027	JPY	92,250,000	599,541
2.10%, 9/20/2028	JPY	111,350,000	726,856
2.10%, 12/20/2028	JPY	50,000,000	326,578
2.10%, 9/20/2029	JPY	170,900,000	1,117,389
2.10%, 3/20/2030	JPY	167,550,000	1,096,149
2.20%, 9/20/2027	JPY	149,350,000	970,573
2.20%, 3/20/2028	JPY	83,000,000	541,416
2.20%, 9/20/2028	JPY	72,200,000	472,505
2.20%, 12/20/2029	JPY	103,600,000	680,048
2.20%, 3/20/2031	JPY	60,650,000	398,968
2.30%, 6/20/2027	JPY	150,000,000	974,462
2.40%, 6/20/2028	JPY	125,800,000	825,940
2.40%, 3/20/2045	JPY	256,650,000	1,515,634
2.50%, 6/20/2045	JPY	125,000,000	747,959
2.70%, 9/20/2045	JPY	185,000,000	1,138,291
Japan Government Two Year Bonds:
0.70%, 2/1/2027	JPY	172,000,000	1,094,668
0.70%, 5/1/2027	JPY	150,000,000	953,198
0.70%, 7/1/2027	JPY	150,000,000	951,954
0.80%, 3/1/2027	JPY	135,000,000	860,014
Security Description		Principal Amount	Value
0.80%, 6/1/2027	JPY	250,000,000	$1,589,875
0.90%, 4/1/2027	JPY	253,000,000	1,612,795
0.90%, 8/1/2027	JPY	220,700,000	1,404,147
0.90%, 9/1/2027	JPY	150,000,000	953,887
1.00%, 10/1/2027	JPY	294,000,000	1,871,944
1.00%, 11/1/2027	JPY	234,500,000	1,492,395
1.10%, 1/1/2028 (b)	JPY	122,000,000	777,245
			297,613,509
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 1.38%, 5/16/2036	EUR	225,000	209,803
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	86,583
Series GMTN, 2.88%, 5/21/2030	EUR	250,000	292,497
Series GMTN, 3.50%, 1/17/2028	EUR	605,000	724,041
Series GMTN, 3.50%, 10/2/2035	EUR	150,000	173,039
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	239,306
			1,725,269
LITHUANIA — 0.2%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	280,000	137,108
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	161,150
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	205,015
Series EMTN, 2.13%, 10/22/2035	EUR	336,000	345,390
Series EMTN, 2.88%, 1/28/2030	EUR	400,000	471,309
Series EMTN, 3.63%, 3/10/2036	EUR	175,000	202,523
Series EMTN, 3.63%, 1/28/2040	EUR	250,000	277,744
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	303,469
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	182,324
			2,286,032
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
0.63%, 2/1/2027	EUR	328,000	379,448
1.38%, 5/25/2029	EUR	100,000	113,407
2.25%, 3/19/2028	EUR	80,000	94,316
2.63%, 10/23/2034	EUR	325,000	369,841
2.88%, 3/1/2034	EUR	100,000	116,756

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
3.00%, 3/2/2033	EUR	600,000	$707,755
3.25%, 3/2/2043	EUR	250,000	272,296
			2,053,819
MALAYSIA — 2.4%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	594,563
3.34%, 5/15/2030	MYR	1,300,000	321,137
3.48%, 7/2/2035	MYR	1,600,000	392,765
3.52%, 4/20/2028	MYR	2,705,000	673,890
3.58%, 7/15/2032	MYR	2,050,000	510,520
3.73%, 6/15/2028	MYR	3,350,000	838,835
3.76%, 5/22/2040	MYR	5,250,000	1,288,984
3.83%, 7/5/2034	MYR	3,000,000	757,023
3.84%, 4/15/2033	MYR	3,875,000	979,053
3.89%, 8/15/2029	MYR	2,910,000	733,499
3.90%, 11/16/2027	MYR	2,820,000	708,016
4.05%, 4/18/2039	MYR	4,700,000	1,190,462
4.07%, 6/15/2050	MYR	3,425,000	860,046
4.18%, 5/16/2044	MYR	1,750,000	448,402
4.23%, 6/30/2031	MYR	2,120,000	546,545
4.25%, 5/31/2035	MYR	1,350,000	352,031
4.46%, 3/31/2053	MYR	3,000,000	798,286
4.50%, 4/30/2029	MYR	4,375,000	1,123,332
4.70%, 10/15/2042	MYR	2,110,000	573,934
4.74%, 3/15/2046	MYR	2,670,000	734,764
4.76%, 4/7/2037	MYR	2,870,000	779,365
4.94%, 9/30/2043	MYR	1,910,000	534,872
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	2,455,000	609,046
3.45%, 7/15/2036	MYR	2,000,000	487,288
3.47%, 10/15/2030	MYR	3,150,000	782,477
3.60%, 7/31/2028	MYR	4,520,000	1,127,431
3.61%, 4/30/2035	MYR	1,525,000	378,337
3.64%, 8/30/2030	MYR	1,375,000	344,260
3.78%, 5/31/2045	MYR	1,600,000	389,405
3.80%, 10/8/2031	MYR	6,125,000	1,546,625
3.87%, 8/8/2028	MYR	1,250,000	313,803
3.97%, 7/16/2040	MYR	3,850,000	972,779
4.12%, 11/30/2034	MYR	2,275,000	585,913
4.13%, 7/9/2029	MYR	3,250,000	826,105
4.19%, 10/7/2032	MYR	2,175,000	561,484
4.25%, 9/30/2030	MYR	1,000,000	256,792
4.26%, 7/26/2027	MYR	1,220,000	306,227
4.28%, 3/23/2054	MYR	4,125,000	1,063,569
4.29%, 8/14/2043	MYR	2,550,000	663,116
4.42%, 9/30/2041	MYR	1,500,000	396,568
4.47%, 9/15/2039	MYR	1,125,000	299,569
4.58%, 8/30/2033	MYR	2,978,000	789,283
4.72%, 6/15/2033	MYR	1,600,000	427,301
4.76%, 8/4/2037	MYR	2,100,000	572,614
4.79%, 10/31/2035	MYR	2,520,000	684,064
4.90%, 5/8/2047	MYR	1,530,000	431,976
4.94%, 12/6/2028	MYR	725,000	187,548
Security Description		Principal Amount	Value
5.36%, 5/15/2052	MYR	3,650,000	$1,108,922
			31,852,826
MEXICO — 2.1%
Mexico Bonos:
5.50%, 3/4/2027	MXN	14,770,000	802,607
7.50%, 6/3/2027	MXN	37,077,000	2,059,460
7.50%, 5/26/2033	MXN	45,572,000	2,357,415
7.75%, 5/29/2031	MXN	47,679,000	2,554,663
7.75%, 11/23/2034	MXN	36,227,000	1,868,745
7.75%, 11/13/2042	MXN	45,775,000	2,176,155
8.00%, 4/15/2032	MXN	2,500,000	133,742
8.00%, 5/24/2035	MXN	12,920,000	669,462
8.00%, 2/21/2036	MXN	7,300,000	375,912
8.00%, 11/7/2047	MXN	37,358,000	1,787,728
8.00%, 7/31/2053	MXN	52,780,000	2,502,129
8.50%, 3/2/2028	MXN	34,550,000	1,943,309
8.50%, 3/1/2029	MXN	37,050,000	2,080,684
8.50%, 5/31/2029	MXN	36,170,000	2,028,493
8.50%, 2/28/2030	MXN	42,400,000	2,364,208
8.50%, 11/18/2038	MXN	26,713,000	1,392,398
10.00%, 11/20/2036	MXN	14,530,000	858,732
			27,955,842
NETHERLANDS — 3.1%
Netherlands Government Bonds:
0.01%, 1/15/2027	EUR	681,900	784,825
0.01%, 1/15/2029	EUR	1,784,000	1,955,255
0.01%, 7/15/2030	EUR	1,721,000	1,807,482
0.01%, 7/15/2031	EUR	1,839,000	1,872,354
0.01%, 1/15/2038	EUR	1,429,000	1,145,554
0.01%, 1/15/2052	EUR	2,236,000	1,051,458
0.25%, 7/15/2029	EUR	1,581,000	1,724,672
0.50%, 7/15/2032	EUR	1,713,000	1,749,213
0.50%, 1/15/2040	EUR	1,635,000	1,321,628
0.75%, 7/15/2027	EUR	1,858,000	2,139,293
0.75%, 7/15/2028	EUR	2,007,000	2,272,662
2.00%, 1/15/2054	EUR	1,762,000	1,492,591
2.50%, 1/15/2030	EUR	1,562,000	1,838,832
2.50%, 1/15/2033	EUR	1,677,000	1,940,424
2.50%, 7/15/2033	EUR	1,255,000	1,444,549
2.50%, 7/15/2034	EUR	1,372,000	1,565,718
2.50%, 7/15/2035	EUR	1,123,000	1,268,553
2.75%, 1/15/2047	EUR	2,334,000	2,444,502
3.25%, 1/15/2044	EUR	1,144,000	1,313,207
3.50%, 1/15/2056	EUR	500,000	577,354
3.75%, 1/15/2042	EUR	2,655,000	3,266,132
4.00%, 1/15/2037	EUR	2,373,000	3,018,808
5.50%, 1/15/2028	EUR	1,672,000	2,093,206
			40,088,272
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,586,000	852,462

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
1.50%, 5/15/2031	NZD	1,476,000	$750,861
1.75%, 5/15/2041	NZD	545,000	207,459
2.00%, 5/15/2032	NZD	1,626,000	827,807
2.75%, 4/15/2037	NZD	988,000	475,031
2.75%, 5/15/2051	NZD	630,000	239,654
3.00%, 4/20/2029	NZD	2,344,000	1,329,494
3.50%, 4/14/2033	NZD	1,511,000	832,150
4.25%, 5/15/2034	NZD	900,000	515,721
4.25%, 5/15/2036	NZD	1,634,000	919,359
4.50%, 4/15/2027	NZD	1,898,000	1,115,702
4.50%, 5/15/2030	NZD	1,834,000	1,089,115
4.50%, 5/15/2035	NZD	2,106,000	1,219,508
5.00%, 5/15/2054	NZD	700,000	392,678
			10,767,001
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031	NOK	3,998,000	342,403
1.38%, 8/19/2030	NOK	6,938,000	615,054
1.75%, 2/17/2027	NOK	3,340,000	323,193
1.75%, 9/6/2029	NOK	6,216,000	571,397
2.00%, 4/26/2028	NOK	4,509,000	428,454
2.13%, 5/18/2032	NOK	4,744,000	421,276
3.00%, 8/15/2033	NOK	8,700,000	803,064
3.50%, 10/6/2042	NOK	3,571,000	326,730
3.63%, 4/13/2034	NOK	7,425,000	711,913
3.63%, 5/31/2039	NOK	1,000,000	93,563
3.75%, 6/12/2035	NOK	7,325,000	703,301
			5,340,348
PERU — 0.5%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	1,890,000	498,262
5.40%, 8/12/2034	PEN	1,470,000	435,354
5.94%, 2/12/2029	PEN	945,000	294,273
6.15%, 8/12/2032	PEN	2,590,000	830,698
6.35%, 8/12/2028	PEN	1,025,000	320,807
6.85%, 8/12/2035	PEN	2,250,000	719,695
6.90%, 8/12/2037	PEN	3,450,000	1,071,741
6.95%, 8/12/2031	PEN	500,000	165,229
7.30%, 8/12/2033	PEN	2,350,000	796,600
7.60%, 8/12/2039	PEN	2,075,000	673,026
8.20%, 8/12/2026	PEN	325,000	99,010
			5,904,695
POLAND — 1.8%
Republic of Poland Government Bonds:
0.01%, 1/25/2027	PLN	2,750,000	737,586
0.01%, 1/25/2028	PLN	1,550,000	399,176
1.25%, 10/25/2030	PLN	5,973,000	1,434,718
1.75%, 4/25/2032	PLN	6,964,000	1,631,517
2.50%, 7/25/2027	PLN	4,794,000	1,310,657
2.75%, 4/25/2028	PLN	4,929,000	1,339,801
Security Description		Principal Amount	Value
2.75%, 10/25/2029	PLN	8,651,000	$2,279,023
3.75%, 5/25/2027	PLN	3,706,000	1,032,819
4.00%, 4/25/2047	PLN	565,000	131,863
4.50%, 7/25/2030	PLN	5,700,000	1,587,734
4.75%, 7/25/2029	PLN	9,041,000	2,559,727
5.00%, 1/25/2030	PLN	6,600,000	1,877,917
5.00%, 10/25/2034	PLN	8,345,000	2,310,616
5.00%, 10/25/2035	PLN	1,900,000	521,714
5.75%, 4/25/2029	PLN	885,000	258,097
6.00%, 10/25/2033	PLN	6,735,000	2,002,568
7.50%, 7/25/2028	PLN	6,327,000	1,910,900
			23,326,433
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031	EUR	991,000	1,018,202
0.48%, 10/18/2030	EUR	1,068,000	1,141,606
0.90%, 10/12/2035	EUR	858,000	815,942
1.00%, 4/12/2052	EUR	794,000	492,191
1.15%, 4/11/2042	EUR	502,000	408,933
1.65%, 7/16/2032	EUR	701,000	768,230
1.95%, 6/15/2029	EUR	1,399,400	1,626,170
2.13%, 10/17/2028	EUR	1,635,000	1,918,900
2.25%, 4/18/2034	EUR	1,010,000	1,121,270
2.88%, 10/14/2033	EUR	350,000	408,715
2.88%, 10/20/2034	EUR	715,000	827,699
3.00%, 6/15/2035	EUR	475,000	551,340
3.50%, 6/18/2038	EUR	572,000	674,291
3.63%, 6/12/2054	EUR	519,000	569,854
3.88%, 2/15/2030	EUR	1,585,000	1,968,557
4.10%, 4/15/2037	EUR	1,829,000	2,302,976
4.10%, 2/15/2045	EUR	890,000	1,094,322
4.13%, 4/14/2027	EUR	795,000	957,936
			18,667,134
ROMANIA — 0.6%
Romania Government Bonds:
3.65%, 9/24/2031	RON	1,885,000	374,288
4.15%, 1/26/2028	RON	1,750,000	386,079
4.15%, 10/24/2030	RON	2,300,000	477,487
4.25%, 4/28/2036	RON	475,000	89,467
4.75%, 10/11/2034	RON	2,730,000	547,120
4.85%, 7/25/2029	RON	2,230,000	484,816
5.00%, 2/12/2029	RON	3,295,000	725,829
5.80%, 7/26/2027	RON	1,720,000	393,345
6.30%, 4/26/2028	RON	1,425,000	326,514
6.30%, 4/25/2029	RON	1,700,000	387,588
6.70%, 2/25/2032	RON	1,645,000	377,678
7.10%, 7/31/2034	RON	1,415,000	332,467
7.20%, 5/31/2027	RON	2,110,000	491,861
7.35%, 4/28/2031	RON	1,525,000	361,414
7.40%, 4/28/2027	RON	1,300,000	303,560
7.50%, 7/27/2033	RON	725,000	173,933
7.65%, 7/27/2031	RON	750,000	180,112

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
7.90%, 2/24/2038	RON	3,320,000	$830,249
8.00%, 4/29/2030	RON	1,695,000	409,306
8.25%, 9/29/2032	RON	2,775,000	688,827
			8,341,940
SINGAPORE — 1.0%
Singapore Government Bonds:
1.63%, 7/1/2031	SGD	675,000	517,133
1.88%, 3/1/2050	SGD	338,000	247,540
1.88%, 10/1/2051	SGD	345,000	252,835
2.25%, 8/1/2036	SGD	877,000	683,555
2.25%, 7/1/2040	SGD	225,000	175,393
2.38%, 7/1/2039	SGD	740,000	583,440
2.50%, 4/1/2030	SGD	525,000	419,975
2.63%, 5/1/2028	SGD	854,000	680,274
2.63%, 8/1/2032	SGD	708,000	572,060
2.75%, 3/1/2035	SGD	800,000	657,279
2.75%, 4/1/2042	SGD	656,000	546,290
2.75%, 3/1/2046	SGD	985,000	834,883
2.88%, 9/1/2027	SGD	938,000	745,892
2.88%, 8/1/2028	SGD	525,000	421,495
2.88%, 7/1/2029	SGD	1,027,000	829,851
2.88%, 9/1/2030	SGD	916,000	744,731
3.00%, 4/1/2029	SGD	883,000	715,880
3.00%, 8/1/2072	SGD	842,000	768,092
3.25%, 6/1/2054	SGD	1,212,000	1,122,976
3.38%, 9/1/2033	SGD	1,055,000	895,625
3.38%, 5/1/2034	SGD	400,000	341,499
3.50%, 3/1/2027	SGD	795,000	632,220
			13,388,918
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.38%, 4/21/2036	EUR	475,000	401,792
1.00%, 6/12/2028	EUR	327,000	370,872
1.00%, 10/9/2030	EUR	351,000	381,500
1.00%, 5/14/2032	EUR	317,000	327,997
1.63%, 1/21/2031	EUR	349,000	386,630
1.88%, 3/9/2037	EUR	358,000	350,539
2.00%, 10/17/2047	EUR	380,000	300,917
2.25%, 6/12/2068	EUR	71,000	47,672
3.00%, 2/7/2028	EUR	275,000	327,373
3.00%, 11/6/2031	EUR	269,000	316,467
3.63%, 1/16/2029	EUR	633,000	767,447
3.63%, 6/8/2033	EUR	467,000	559,493
3.75%, 3/6/2034	EUR	526,000	633,495
3.75%, 2/23/2035	EUR	100,000	119,422
3.75%, 2/27/2040	EUR	900,000	1,024,742
4.00%, 10/19/2032	EUR	961,000	1,185,734
4.00%, 2/23/2043	EUR	275,000	317,061
			7,819,153
Security Description		Principal Amount	Value
SLOVENIA — 0.3%
Slovenia Government Bonds:
0.01%, 2/12/2031	EUR	275,000	$283,655
0.28%, 1/14/2030	EUR	200,000	216,273
0.88%, 7/15/2030	EUR	166,000	182,887
1.00%, 3/6/2028	EUR	219,000	251,508
1.18%, 2/13/2062	EUR	269,000	146,965
1.19%, 3/14/2029	EUR	220,000	250,340
1.25%, 3/22/2027	EUR	187,000	217,739
1.50%, 3/25/2035	EUR	300,000	306,428
1.75%, 11/3/2040	EUR	234,000	218,373
2.25%, 3/3/2032	EUR	489,000	558,076
3.00%, 3/10/2034	EUR	300,000	351,449
3.13%, 7/2/2035	EUR	125,000	145,048
3.13%, 8/7/2045	EUR	648,000	692,627
			3,821,368
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	835,000,000	438,680
1.38%, 12/10/2029	KRW	1,100,000,000	712,771
1.38%, 6/10/2030	KRW	1,493,000,000	956,002
1.50%, 12/10/2030	KRW	914,000,000	583,460
1.50%, 9/10/2036	KRW	685,690,000	396,279
1.50%, 9/10/2040	KRW	1,000,000,000	540,825
1.50%, 3/10/2050	KRW	3,850,000,000	1,868,366
1.63%, 9/10/2070	KRW	950,000,000	415,634
1.88%, 9/10/2041	KRW	750,000,000	422,866
1.88%, 3/10/2051	KRW	4,265,000,000	2,238,892
2.00%, 6/10/2031	KRW	814,000,000	528,403
2.00%, 3/10/2046	KRW	975,000,000	542,581
2.00%, 3/10/2049	KRW	2,264,000,000	1,235,773
2.13%, 6/10/2027	KRW	657,870,000	452,715
2.13%, 3/10/2047	KRW	1,820,330,000	1,029,979
2.25%, 9/10/2027	KRW	949,000,000	652,923
2.25%, 6/10/2028	KRW	2,775,000,000	1,893,430
2.25%, 9/10/2037	KRW	500,000,000	309,707
2.38%, 3/10/2027	KRW	1,470,000,000	1,017,236
2.38%, 12/10/2031	KRW	1,054,000,000	694,714
2.50%, 9/10/2030	KRW	1,135,000,000	763,428
2.50%, 3/10/2052	KRW	2,598,000,000	1,549,385
2.63%, 3/10/2027	KRW	1,225,000,000	850,143
2.63%, 3/10/2030	KRW	2,188,000,000	1,482,646
2.63%, 6/10/2035	KRW	1,575,000,000	1,026,060
2.63%, 9/10/2035	KRW	839,210,000	546,050
2.63%, 3/10/2048	KRW	2,090,000,000	1,289,042
2.63%, 3/10/2055	KRW	4,675,000,000	2,850,616
2.63%, 9/10/2055	KRW	2,275,000,000	1,394,943
2.75%, 12/10/2044	KRW	998,000,000	632,615
2.75%, 9/10/2054	KRW	1,920,000,000	1,200,688
2.75%, 9/10/2074	KRW	1,250,000,000	779,729
2.88%, 12/10/2027	KRW	1,332,000,000	925,056
2.88%, 9/10/2044	KRW	800,000,000	516,930
3.00%, 9/10/2029	KRW	925,000,000	638,655
3.00%, 12/10/2034	KRW	1,500,000,000	1,006,573

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
3.00%, 12/10/2042	KRW	1,421,780,000	$931,404
3.13%, 9/10/2027	KRW	858,000,000	598,789
3.13%, 9/10/2052	KRW	1,100,000,000	738,928
3.25%, 6/10/2027	KRW	1,264,000,000	883,557
3.25%, 3/10/2028	KRW	1,482,000,000	1,036,450
3.25%, 3/10/2029	KRW	2,360,000,000	1,647,201
3.25%, 6/10/2033	KRW	1,069,000,000	734,659
3.25%, 9/10/2042	KRW	1,350,000,000	914,664
3.25%, 3/10/2053	KRW	2,700,000,000	1,854,977
3.25%, 3/10/2054	KRW	2,985,000,000	2,054,057
3.38%, 6/10/2032	KRW	1,579,000,000	1,098,656
3.50%, 9/10/2028	KRW	1,600,000,000	1,124,484
3.50%, 6/10/2034	KRW	2,446,000,000	1,705,917
3.63%, 9/10/2053	KRW	1,750,000,000	1,285,786
3.75%, 12/10/2033	KRW	1,436,250,000	1,020,925
3.88%, 9/10/2043	KRW	950,000,000	696,668
4.00%, 12/10/2031	KRW	1,222,640,000	879,531
4.13%, 12/10/2033	KRW	1,005,000,000	732,427
4.25%, 12/10/2032	KRW	1,313,000,000	959,710
4.75%, 12/10/2030	KRW	3,095,050,000	2,291,110
5.50%, 3/10/2028	KRW	3,337,000,000	2,442,912
			60,016,607
SPAIN — 4.5%
Spain Government Bonds:
0.01%, 1/31/2027	EUR	672,000	771,585
0.01%, 1/31/2028	EUR	1,342,000	1,507,240
0.10%, 4/30/2031	EUR	1,267,000	1,298,826
0.50%, 4/30/2030	EUR	1,230,000	1,324,501
0.50%, 10/31/2031	EUR	1,225,000	1,265,425
0.60%, 10/31/2029	EUR	1,090,000	1,193,434
0.70%, 4/30/2032	EUR	1,280,000	1,319,219
0.80%, 7/30/2027	EUR	791,000	910,251
0.80%, 7/30/2029	EUR	1,241,000	1,375,288
0.85%, 7/30/2037	EUR	811,000	716,731
1.00%, 7/30/2042	EUR	776,000	603,621
1.00%, 10/31/2050	EUR	921,000	576,753
1.20%, 10/31/2040	EUR	874,000	738,013
1.25%, 10/31/2030	EUR	1,322,000	1,456,640
1.40%, 4/30/2028	EUR	1,195,000	1,378,318
1.40%, 7/30/2028	EUR	1,179,000	1,354,990
1.45%, 10/31/2027	EUR	1,132,000	1,313,644
1.45%, 4/30/2029	EUR	1,113,000	1,268,587
1.45%, 10/31/2071	EUR	469,000	247,859
1.50%, 4/30/2027	EUR	760,000	885,642
1.85%, 7/30/2035	EUR	861,000	897,017
1.90%, 10/31/2052	EUR	700,000	536,677
1.95%, 7/30/2030	EUR	1,254,000	1,433,145
2.35%, 7/30/2033	EUR	986,000	1,107,179
2.40%, 5/31/2028	EUR	874,000	1,029,631
2.50%, 5/31/2027	EUR	1,111,000	1,310,973
2.55%, 10/31/2032	EUR	1,157,000	1,328,945
2.70%, 1/31/2030	EUR	773,000	913,125
2.70%, 10/31/2048	EUR	979,000	938,764
2.90%, 10/31/2046	EUR	955,000	966,379
Security Description		Principal Amount	Value
3.10%, 7/30/2031	EUR	1,177,000	$1,406,965
3.15%, 4/30/2033	EUR	1,237,000	1,468,189
3.15%, 4/30/2035	EUR	996,000	1,161,876
3.20%, 10/31/2035	EUR	800,000	933,416
3.25%, 4/30/2034	EUR	1,134,000	1,343,352
3.45%, 10/31/2034	EUR	1,155,000	1,384,129
3.45%, 7/30/2043	EUR	838,000	937,220
3.45%, 7/30/2066	EUR	777,000	779,114
3.50%, 5/31/2029	EUR	1,230,000	1,494,707
3.55%, 10/31/2033	EUR	1,129,000	1,370,936
3.90%, 7/30/2039	EUR	865,000	1,047,122
4.00%, 10/31/2054	EUR	640,000	736,255
4.20%, 1/31/2037	EUR	1,719,000	2,165,708
4.70%, 7/30/2041	EUR	1,311,000	1,718,649
4.90%, 7/30/2040	EUR	1,337,000	1,788,268
5.15%, 10/31/2028	EUR	1,316,000	1,664,277
5.15%, 10/31/2044	EUR	1,140,000	1,576,176
5.75%, 7/30/2032	EUR	1,466,000	2,017,850
6.00%, 1/31/2029	EUR	1,695,000	2,205,456
			59,168,067
SWEDEN — 0.4%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	5,510,000	529,740
0.50%, 11/24/2045	SEK	2,155,000	146,983
0.75%, 5/12/2028	SEK	7,875,000	828,011
0.75%, 11/12/2029	SEK	9,165,000	939,127
1.38%, 6/23/2071	SEK	1,455,000	87,877
1.75%, 11/11/2033	SEK	5,770,000	587,478
2.25%, 6/1/2032	SEK	6,545,000	699,277
2.25%, 5/11/2035	SEK	9,800,000	1,019,500
2.50%, 10/15/2036	SEK	2,425,000	254,953
3.50%, 3/30/2039	SEK	5,545,000	638,889
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	1,600,000	156,560
			5,888,395
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
0.01%, 6/22/2029	CHF	497,000	627,023
0.01%, 6/26/2034	CHF	294,000	362,978
0.01%, 7/24/2039	CHF	334,000	397,497
0.25%, 6/23/2035	CHF	299,000	375,926
0.50%, 5/27/2030	CHF	427,000	548,533
0.50%, 6/27/2032	CHF	321,000	412,942
0.50%, 6/28/2045	CHF	393,000	495,100
0.50%, 5/24/2055	CHF	275,000	345,933
0.50%, 5/30/2058	CHF	222,000	285,670
0.88%, 5/22/2047	CHF	426,000	575,984
1.25%, 6/27/2037	CHF	423,000	585,499
1.25%, 6/28/2043	CHF	366,000	519,426
1.50%, 10/26/2038	CHF	410,000	584,549
1.50%, 4/30/2042	CHF	385,000	561,498

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
2.00%, 6/25/2064	CHF	519,000	$1,039,089
2.25%, 6/22/2031	CHF	625,000	878,147
2.50%, 3/8/2036	CHF	385,000	591,959
3.25%, 6/27/2027	CHF	320,000	423,745
3.50%, 4/8/2033	CHF	449,000	700,293
4.00%, 4/8/2028	CHF	420,000	578,447
4.00%, 1/6/2049	CHF	275,000	608,073
			11,498,311
THAILAND — 2.4%
Thailand Government Bonds:
1.59%, 12/17/2035	THB	17,650,000	558,701
1.60%, 6/17/2035	THB	11,225,000	356,456
1.66%, 3/17/2030	THB	26,400,000	852,519
1.88%, 6/17/2049	THB	16,250,000	472,109
2.00%, 12/17/2031	THB	38,900,000	1,282,241
2.00%, 6/17/2042	THB	8,600,000	266,352
2.05%, 4/17/2028	THB	26,725,000	865,865
2.25%, 3/17/2027	THB	29,750,000	957,055
2.40%, 11/17/2027	THB	29,350,000	954,168
2.40%, 3/17/2029	THB	33,775,000	1,113,241
2.41%, 3/17/2035	THB	25,000,000	848,333
2.50%, 11/17/2029	THB	47,100,000	1,567,350
2.65%, 6/17/2028	THB	23,850,000	783,897
2.70%, 6/17/2040	THB	20,000,000	693,684
2.75%, 6/17/2052	THB	15,000,000	511,159
2.80%, 6/17/2034	THB	31,750,000	1,105,059
2.88%, 12/17/2028	THB	21,750,000	724,614
2.88%, 6/17/2046	THB	18,350,000	631,460
3.14%, 6/17/2047	THB	20,900,000	738,075
3.15%, 6/17/2050	THB	30,000,000	1,068,476
3.30%, 6/17/2038	THB	24,300,000	888,771
3.35%, 6/17/2033	THB	26,350,000	951,003
3.39%, 6/17/2037	THB	27,100,000	1,000,061
3.40%, 6/17/2036	THB	17,710,000	649,280
3.45%, 6/17/2043	THB	39,700,000	1,469,401
3.60%, 6/17/2067	THB	16,750,000	680,151
3.78%, 6/25/2032	THB	25,250,000	920,887
4.00%, 6/17/2055	THB	16,000,000	669,766
4.00%, 6/17/2066	THB	16,920,000	742,955
4.00%, 6/17/2072	THB	17,500,000	791,515
4.26%, 12/12/2037	THB	32,100,000	1,249,057
4.68%, 6/29/2044	THB	21,540,000	930,288
4.85%, 6/17/2061	THB	22,210,000	1,093,216
4.88%, 6/22/2029	THB	41,255,000	1,473,552
5.67%, 3/13/2028	THB	25,000,000	870,201
			30,730,918
UNITED KINGDOM — 5.1%
U.K. Gilts:
0.13%, 1/31/2028	GBP	375,000	470,478
0.25%, 7/31/2031	GBP	1,394,000	1,532,975
0.50%, 1/31/2029	GBP	1,019,000	1,243,744
0.50%, 10/22/2061	GBP	126,000	44,279
0.63%, 7/31/2035	GBP	1,117,000	1,056,529
Security Description		Principal Amount	Value
0.63%, 10/22/2050	GBP	698,000	$346,227
0.88%, 10/22/2029	GBP	1,017,000	1,229,642
0.88%, 7/31/2033	GBP	628,000	660,483
0.88%, 1/31/2046	GBP	807,000	511,550
1.00%, 1/31/2032	GBP	1,028,000	1,154,850
1.13%, 10/22/2073	GBP	329,000	142,193
1.25%, 7/31/2051	GBP	931,000	555,489
1.50%, 7/22/2047	GBP	699,000	496,684
1.50%, 7/31/2053	GBP	675,000	417,485
1.63%, 10/22/2028	GBP	304,000	386,794
1.63%, 10/22/2054	GBP	809,000	510,699
1.63%, 10/22/2071	GBP	835,000	460,246
1.75%, 1/22/2049	GBP	799,000	583,789
1.75%, 7/22/2057	GBP	984,000	622,491
2.50%, 7/22/2065	GBP	658,000	494,160
3.25%, 1/31/2033	GBP	1,294,000	1,634,886
3.25%, 1/22/2044	GBP	917,000	966,343
3.50%, 1/22/2045	GBP	896,000	970,155
3.50%, 7/22/2068	GBP	686,000	667,837
3.75%, 3/7/2027	GBP	1,060,000	1,425,912
3.75%, 1/29/2038	GBP	1,519,000	1,856,274
3.75%, 7/22/2052	GBP	1,034,000	1,103,357
3.75%, 10/22/2053	GBP	872,000	920,902
4.00%, 5/22/2029	GBP	250,000	337,677
4.00%, 10/22/2031	GBP	1,062,000	1,421,952
4.00%, 1/22/2060	GBP	795,000	872,273
4.00%, 10/22/2063	GBP	510,000	552,572
4.13%, 1/29/2027	GBP	1,163,000	1,570,711
4.13%, 7/22/2029	GBP	1,638,000	2,222,773
4.25%, 12/7/2027	GBP	1,052,000	1,431,147
4.25%, 6/7/2032	GBP	1,228,000	1,667,093
4.25%, 7/31/2034	GBP	1,974,000	2,623,208
4.25%, 3/7/2036	GBP	1,191,000	1,559,558
4.25%, 9/7/2039	GBP	907,000	1,148,762
4.25%, 12/7/2040	GBP	1,148,000	1,435,786
4.25%, 12/7/2046	GBP	1,588,000	1,895,107
4.25%, 12/7/2049	GBP	865,000	1,018,421
4.25%, 12/7/2055	GBP	889,000	1,027,058
4.38%, 3/7/2028	GBP	2,045,000	2,785,452
4.38%, 3/7/2030	GBP	1,507,000	2,061,307
4.38%, 1/31/2040	GBP	1,000,000	1,275,695
4.38%, 7/31/2054	GBP	1,037,000	1,222,787
4.50%, 6/7/2028	GBP	1,970,000	2,695,103
4.50%, 9/7/2034	GBP	2,255,000	3,053,445
4.50%, 3/7/2035	GBP	1,300,000	1,751,492
4.50%, 12/7/2042	GBP	1,390,000	1,760,514
4.63%, 1/31/2034	GBP	1,439,000	1,969,468
4.75%, 12/7/2030	GBP	1,503,000	2,099,278
4.75%, 12/7/2038	GBP	821,000	1,102,634
6.00%, 12/7/2028	GBP	624,000	890,972
			65,918,698
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,409,059,814)			1,289,454,722

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	2,222,654	$2,222,654
State Street Navigator Securities Lending Portfolio II (e) (f)	358,568	358,568
TOTAL SHORT-TERM INVESTMENTS (Cost $2,581,222)		2,581,222
TOTAL INVESTMENTS — 99.2% (Cost $1,411,641,036)		1,292,035,944
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		10,130,397
NET ASSETS — 100.0%		$1,302,166,341
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,289,454,722	$—	$1,289,454,722
Short-Term Investments	2,581,222	—	—	2,581,222
TOTAL INVESTMENTS	$2,581,222	$1,289,454,722	$—	$1,292,035,944

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,967,697	$9,967,697	$366,432,276	$374,177,319	$—	$—	2,222,654	$2,222,654	$136,225
State Street Navigator Securities Lending Portfolio II	—	—	15,629,213	15,270,645	—	—	358,568	358,568	4,717
Total		$9,967,697	$382,061,489	$389,447,964	$—	$—		$2,581,222	$140,942
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.4%
Australia Government Bonds:
2.25%, 5/21/2028	AUD	5,870,000	$3,751,960
2.75%, 11/21/2027	AUD	4,525,000	2,946,705
2.75%, 11/21/2028	AUD	6,600,000	4,236,252
4.75%, 4/21/2027	AUD	6,579,000	4,427,743
			15,362,660
AUSTRIA — 2.5%
Republic of Austria Government Bonds:
0.01%, 10/20/2028	EUR	1,150,000	1,268,493
0.50%, 4/20/2027	EUR	2,120,000	2,441,517
0.75%, 2/20/2028	EUR	2,200,000	2,508,409
6.25%, 7/15/2027	EUR	2,114,000	2,636,592
			8,855,011
BELGIUM — 3.3%
Kingdom of Belgium Government Bonds:
0.01%, 10/22/2027	EUR	1,450,000	1,638,562
0.80%, 6/22/2027	EUR	1,627,000	1,875,526
0.80%, 6/22/2028	EUR	2,400,000	2,720,015
5.50%, 3/28/2028	EUR	4,278,000	5,375,724
			11,609,827
CANADA — 4.6%
Canada Government Bonds:
1.00%, 6/1/2027	CAD	1,530,000	1,092,994
1.25%, 3/1/2027	CAD	547,000	393,557
2.00%, 6/1/2028	CAD	1,450,000	1,042,001
2.25%, 2/1/2028	CAD	1,250,000	904,942
2.50%, 8/1/2027	CAD	1,475,000	1,075,268
2.50%, 11/1/2027	CAD	2,745,000	1,999,549
2.75%, 5/1/2027	CAD	2,858,000	2,091,954
2.75%, 9/1/2027	CAD	1,805,000	1,320,537
3.00%, 2/1/2027	CAD	3,531,000	2,591,418
3.25%, 9/1/2028	CAD	2,085,000	1,542,193
3.50%, 3/1/2028	CAD	2,475,000	1,838,045
			15,892,458
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
0.01%, 5/6/2027	CLP	910,000,000	954,108
4.90%, 11/1/2027	CLP	75,000,000	83,948
5.00%, 10/1/2028	CLP	400,000,000	446,925
			1,484,981
CHINA — 4.6%
China Government Bonds:
1.38%, 6/15/2027	CNY	4,720,000	675,988
1.42%, 11/15/2027	CNY	4,200,000	602,002
Security Description		Principal Amount	Value
1.42%, 8/15/2028	CNY	7,600,000	$1,088,164
1.45%, 2/25/2028	CNY	6,400,000	918,239
1.46%, 5/25/2028	CNY	7,700,000	1,105,434
1.59%, 3/15/2027	CNY	5,020,000	720,752
1.62%, 8/15/2027	CNY	6,140,000	882,726
1.85%, 5/15/2027	CNY	4,800,000	691,658
2.04%, 2/25/2027	CNY	5,050,000	728,460
2.44%, 10/15/2027	CNY	6,250,000	910,691
2.48%, 4/15/2027	CNY	3,000,000	435,505
2.50%, 7/25/2027	CNY	2,820,000	410,061
2.62%, 4/15/2028	CNY	7,000,000	1,030,067
2.64%, 1/15/2028	CNY	4,000,000	587,416
2.85%, 6/4/2027	CNY	8,700,000	1,272,431
3.01%, 5/13/2028	CNY	4,600,000	683,968
3.25%, 11/22/2028	CNY	3,500,000	528,668
3.28%, 12/3/2027	CNY	4,000,000	594,741
3.52%, 5/4/2027	CNY	5,000,000	739,297
3.59%, 8/3/2027	CNY	1,500,000	223,312
3.69%, 5/17/2028	CNY	6,000,000	910,371
3.85%, 2/1/2028	CNY	1,000,000	151,443
			15,891,394
CROATIA — 0.4%
Croatia Government Bonds 2.65%, 3/10/2027	EUR	250,000	294,749
Croatia Government International Bonds:
2.70%, 6/15/2028	EUR	365,000	431,203
3.00%, 3/20/2027	EUR	600,000	711,082
			1,437,034
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 1.50%, 4/16/2027	EUR	125,000	145,412
Series EMTN, 2.38%, 9/25/2028	EUR	225,000	265,581
			410,993
CZECH REPUBLIC — 0.8%
Czech Republic Government Bonds:
0.25%, 2/10/2027	CZK	25,510,000	1,197,143
2.50%, 8/25/2028	CZK	21,600,000	1,018,601
5.50%, 12/12/2028	CZK	13,000,000	661,680
			2,877,424
DENMARK — 0.4%
Denmark Government Bonds 0.50%, 11/15/2027	DKK	9,817,000	1,506,476
FINLAND — 1.2%
Finland Government Bonds:
0.50%, 9/15/2027	EUR	975,000	1,113,840

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
0.50%, 9/15/2028	EUR	1,100,000	$1,231,926
1.38%, 4/15/2027	EUR	563,000	655,514
2.75%, 7/4/2028	EUR	965,000	1,148,312
			4,149,592
FRANCE — 5.0%
French Republic Government Bonds OAT:
0.01%, 2/25/2027	EUR	1,205,000	1,381,065
0.75%, 2/25/2028	EUR	1,472,000	1,672,666
0.75%, 5/25/2028	EUR	2,425,000	2,742,500
0.75%, 11/25/2028	EUR	1,700,000	1,902,917
1.00%, 5/25/2027	EUR	1,582,000	1,827,762
2.40%, 9/24/2028	EUR	1,850,000	2,171,395
2.50%, 9/24/2027	EUR	2,381,000	2,808,811
2.75%, 10/25/2027	EUR	2,499,000	2,960,586
			17,467,702
GERMANY — 4.8%
Bundesobligation:
0.01%, 4/16/2027	EUR	805,000	921,296
1.30%, 10/15/2027	EUR	1,785,000	2,068,442
2.20%, 4/13/2028	EUR	1,375,000	1,617,125
2.40%, 10/19/2028	EUR	1,200,000	1,416,652
Bundesrepublik Deutschland Bundesanleihe:
0.01%, 11/15/2027	EUR	1,225,000	1,384,506
0.01%, 11/15/2028	EUR	500,000	551,998
0.25%, 2/15/2027	EUR	1,125,000	1,295,796
0.25%, 8/15/2028	EUR	1,200,000	1,341,749
0.50%, 8/15/2027	EUR	1,441,000	1,650,354
0.50%, 2/15/2028	EUR	1,525,000	1,732,284
5.63%, 1/4/2028	EUR	365,000	457,996
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	580,000	677,583
1.90%, 9/16/2027	EUR	325,000	380,401
2.00%, 12/16/2027	EUR	400,000	468,676
2.20%, 3/11/2027	EUR	640,000	753,046
			16,717,904
GREECE — 0.7%
Hellenic Republic Government Bonds:
2.00%, 4/22/2027	EUR	275,000	323,615
3.75%, 1/30/2028	EUR	900,000	1,089,868
3.88%, 6/15/2028	EUR	835,000	1,016,737
			2,430,220
HONG KONG — 0.2%
Hong Kong Government Bonds Programme 1.25%, 6/29/2027	HKD	1,550,000	195,960
Security Description		Principal Amount	Value
Hong Kong Government Infrastructure Bonds Programme:
2.76%, 4/25/2028	HKD	2,100,000	$270,983
2.89%, 10/25/2027	HKD	1,500,000	193,902
			660,845
HUNGARY — 0.6%
Hungary Government Bonds:
3.00%, 10/27/2027	HUF	208,000,000	602,692
4.50%, 3/23/2028	HUF	150,000,000	442,623
6.75%, 10/22/2028	HUF	370,000,000	1,145,515
			2,190,830
INDONESIA — 1.7%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	14,623,000,000	875,466
6.13%, 5/15/2028	IDR	17,090,000,000	1,041,767
6.38%, 8/15/2028	IDR	23,548,000,000	1,446,189
7.00%, 5/15/2027	IDR	19,442,000,000	1,192,517
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	13,950,000,000	849,466
6.00%, 1/15/2027	IDR	10,861,000,000	658,932
			6,064,337
IRELAND — 0.8%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	1,125,000	1,289,282
0.90%, 5/15/2028	EUR	1,305,000	1,488,410
			2,777,692
ISRAEL — 1.4%
Israel Government Bonds - Fixed:
2.00%, 3/31/2027	ILS	3,765,000	1,156,532
2.25%, 9/28/2028	ILS	5,925,000	1,785,917
3.75%, 9/30/2027	ILS	5,950,000	1,866,807
4.10%, 7/31/2028	ILS	500,000	157,971
			4,967,227
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.25%, 3/15/2028	EUR	685,000	769,912
0.50%, 7/15/2028	EUR	725,000	813,331
0.95%, 9/15/2027	EUR	840,000	967,133
1.10%, 4/1/2027	EUR	570,000	661,260
2.00%, 2/1/2028	EUR	900,000	1,052,029
2.05%, 8/1/2027	EUR	899,000	1,054,434
2.20%, 6/1/2027	EUR	535,000	629,380
2.55%, 2/25/2027	EUR	805,000	949,717
2.65%, 12/1/2027	EUR	1,048,000	1,240,277
2.65%, 6/15/2028	EUR	1,200,000	1,418,516
2.70%, 10/15/2027	EUR	795,000	941,185
2.95%, 2/15/2027	EUR	845,000	1,001,199

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
3.40%, 4/1/2028	EUR	925,000	$1,112,016
3.45%, 7/15/2027	EUR	1,336,000	1,598,722
4.75%, 9/1/2028	EUR	1,325,000	1,650,392
			15,859,503
JAPAN — 22.9%
Japan Government Five Year Bonds:
0.01%, 3/20/2027	JPY	221,200,000	1,395,277
0.01%, 6/20/2027	JPY	453,500,000	2,850,241
0.10%, 3/20/2027	JPY	195,000,000	1,231,469
0.10%, 9/20/2027	JPY	532,550,000	3,340,308
0.10%, 3/20/2028	JPY	393,000,000	2,449,339
0.10%, 6/20/2028	JPY	189,000,000	1,173,935
0.20%, 12/20/2027	JPY	380,000,000	2,380,658
0.20%, 3/20/2028	JPY	280,000,000	1,748,917
0.20%, 6/20/2028	JPY	230,000,000	1,432,106
0.20%, 12/20/2028	JPY	165,000,000	1,019,853
0.30%, 12/20/2027	JPY	220,000,000	1,380,956
0.30%, 6/20/2028	JPY	250,000,000	1,560,432
0.30%, 9/20/2028	JPY	225,000,000	1,399,997
0.30%, 12/20/2028	JPY	165,000,000	1,022,875
0.40%, 9/20/2028	JPY	425,000,000	2,651,922
0.40%, 12/20/2028	JPY	175,000,000	1,088,015
Japan Government Ten Year Bonds:
0.10%, 3/20/2027	JPY	591,500,000	3,735,380
0.10%, 6/20/2027	JPY	595,000,000	3,744,653
0.10%, 9/20/2027	JPY	565,000,000	3,543,843
0.10%, 12/20/2027	JPY	561,000,000	3,507,695
0.10%, 3/20/2028	JPY	721,000,000	4,493,296
0.10%, 6/20/2028	JPY	575,000,000	3,571,680
0.10%, 9/20/2028	JPY	560,000,000	3,465,680
0.10%, 12/20/2028	JPY	525,000,000	3,235,041
Japan Government Twenty Year Bonds:
1.90%, 12/20/2028	JPY	165,000,000	1,071,676
2.00%, 3/20/2027	JPY	50,000,000	323,009
2.10%, 3/20/2027	JPY	200,000,000	1,293,502
2.10%, 6/20/2027	JPY	80,550,000	521,806
2.10%, 9/20/2027	JPY	50,000,000	324,396
2.10%, 12/20/2027	JPY	240,000,000	1,559,782
2.10%, 9/20/2028	JPY	150,000,000	979,151
2.20%, 9/20/2027	JPY	170,000,000	1,104,769
2.20%, 3/20/2028	JPY	200,000,000	1,304,616
2.30%, 6/20/2027	JPY	103,650,000	673,353
2.40%, 3/20/2028	JPY	64,800,000	424,494
Japan Government Two Year Bonds:
0.70%, 5/1/2027	JPY	205,000,000	1,302,704
0.70%, 7/1/2027	JPY	250,000,000	1,586,590
0.80%, 3/1/2027	JPY	118,000,000	751,716
0.80%, 6/1/2027	JPY	203,000,000	1,290,979
0.90%, 4/1/2027	JPY	233,000,000	1,485,302
0.90%, 8/1/2027	JPY	204,000,000	1,297,898
0.90%, 9/1/2027	JPY	200,000,000	1,271,849
Security Description		Principal Amount	Value
1.00%, 10/1/2027	JPY	251,000,000	$1,598,156
1.00%, 11/1/2027	JPY	345,000,000	2,195,635
			79,784,951
LATVIA — 0.2%
Latvia Government International Bonds:
Series GMTN, 1.13%, 5/30/2028	EUR	150,000	170,474
Series GMTN, 3.50%, 1/17/2028	EUR	200,000	239,353
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	239,306
			649,133
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.95%, 5/26/2027	EUR	125,000	143,995
Series EMTN, 4.13%, 4/25/2028	EUR	250,000	303,874
			447,869
LUXEMBOURG — 0.1%
State of the Grand-Duchy of Luxembourg 0.63%, 2/1/2027	EUR	407,000	470,839
MALAYSIA — 2.4%
Malaysia Government Bonds:
3.50%, 5/31/2027	MYR	5,300,000	1,314,102
3.52%, 4/20/2028	MYR	3,310,000	824,613
3.73%, 6/15/2028	MYR	4,400,000	1,101,753
3.90%, 11/16/2027	MYR	3,530,000	886,276
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	3,825,000	948,921
3.60%, 7/31/2028	MYR	4,275,000	1,066,320
3.90%, 6/15/2027	MYR	1,130,000	281,971
4.26%, 7/26/2027	MYR	1,475,000	370,234
4.37%, 10/31/2028	MYR	5,610,000	1,428,115
			8,222,305
MEXICO — 2.2%
Mexico Bonos:
5.50%, 3/4/2027	MXN	32,150,000	1,747,042
7.50%, 6/3/2027	MXN	53,300,000	2,960,574
8.50%, 3/2/2028	MXN	51,600,000	2,902,308
			7,609,924
NETHERLANDS — 3.3%
Netherlands Government Bonds:
0.01%, 1/15/2027	EUR	1,540,000	1,772,445
0.75%, 7/15/2027	EUR	2,458,000	2,830,130
0.75%, 7/15/2028	EUR	2,900,000	3,283,866

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
5.50%, 1/15/2028	EUR	2,760,000	$3,455,292
			11,341,733
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,920,000	1,031,984
4.50%, 4/15/2027	NZD	3,123,000	1,835,795
			2,867,779
NORWAY — 0.4%
Norway Government Bonds:
1.75%, 2/17/2027	NOK	8,450,000	817,658
2.00%, 4/26/2028	NOK	7,625,000	724,543
			1,542,201
PERU — 0.1%
Peru Government Bonds:
6.35%, 8/12/2028	PEN	250,000	78,246
8.20%, 8/12/2026	PEN	375,000	114,242
			192,488
POLAND — 2.6%
Republic of Poland Government Bonds:
0.01%, 1/25/2027	PLN	2,260,000	606,161
0.01%, 1/25/2028	PLN	3,850,000	991,503
2.50%, 7/25/2027	PLN	6,103,000	1,668,532
2.75%, 4/25/2028	PLN	5,925,000	1,610,534
3.75%, 5/25/2027	PLN	3,975,000	1,107,787
7.50%, 7/25/2028	PLN	9,900,000	2,990,029
			8,974,546
PORTUGAL — 1.6%
Portugal Obrigacoes do Tesouro OT:
0.70%, 10/15/2027	EUR	665,000	762,431
2.13%, 10/17/2028	EUR	2,350,000	2,758,052
4.13%, 4/14/2027	EUR	1,685,000	2,030,342
			5,550,825
ROMANIA — 1.0%
Romania Government Bonds:
2.50%, 10/25/2027	RON	2,025,000	437,103
4.15%, 1/26/2028	RON	3,045,000	671,778
5.80%, 7/26/2027	RON	2,500,000	571,723
6.30%, 4/26/2028	RON	1,000,000	229,132
7.20%, 5/31/2027	RON	3,745,000	872,994
8.75%, 10/30/2028	RON	2,200,000	534,649
			3,317,379
SINGAPORE — 1.2%
Singapore Government Bonds:
2.63%, 5/1/2028	SGD	1,105,000	880,214
2.88%, 9/1/2027	SGD	1,050,000	834,954
Security Description		Principal Amount	Value
2.88%, 8/1/2028	SGD	755,000	$606,150
3.50%, 3/1/2027	SGD	2,125,000	1,689,897
			4,011,215
SLOVAKIA — 0.5%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	254,000	289,367
1.00%, 6/12/2028	EUR	450,000	510,374
1.38%, 1/21/2027	EUR	375,000	436,486
3.00%, 2/7/2028	EUR	375,000	446,418
			1,682,645
SLOVENIA — 0.3%
Slovenia Government Bonds:
1.00%, 3/6/2028	EUR	400,000	459,376
1.25%, 3/22/2027	EUR	400,000	465,753
			925,129
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
2.13%, 6/10/2027	KRW	1,276,000,000	878,082
2.25%, 9/10/2027	KRW	885,000,000	608,890
2.25%, 6/10/2028	KRW	3,830,000,000	2,613,274
2.38%, 3/10/2027	KRW	2,609,000,000	1,805,422
2.38%, 12/10/2027	KRW	1,220,000,000	839,384
2.63%, 3/10/2027	KRW	1,971,000,000	1,367,862
2.63%, 6/10/2028	KRW	1,360,000,000	936,184
2.75%, 12/10/2028	KRW	810,000,000	558,989
2.88%, 12/10/2027	KRW	1,748,000,000	1,213,962
3.13%, 9/10/2027	KRW	1,377,000,000	960,994
3.25%, 6/10/2027	KRW	1,770,000,000	1,237,259
3.25%, 3/10/2028	KRW	1,824,000,000	1,275,631
3.50%, 9/10/2028	KRW	1,765,000,000	1,240,447
5.25%, 3/10/2027	KRW	275,000,000	196,613
5.50%, 3/10/2028	KRW	500,000,000	366,034
			16,099,027
SPAIN — 4.6%
Spain Government Bonds:
0.01%, 1/31/2027	EUR	908,000	1,042,558
0.01%, 1/31/2028	EUR	1,545,000	1,735,235
0.80%, 7/30/2027	EUR	1,286,000	1,479,877
1.40%, 4/30/2028	EUR	1,530,000	1,764,709
1.40%, 7/30/2028	EUR	1,590,000	1,827,340
1.45%, 10/31/2027	EUR	1,374,000	1,594,476
1.50%, 4/30/2027	EUR	1,430,000	1,666,405
2.40%, 5/31/2028	EUR	1,450,000	1,708,198
2.50%, 5/31/2027	EUR	1,353,000	1,596,532
5.15%, 10/31/2028	EUR	1,150,000	1,454,345
			15,869,675
SWEDEN — 0.4%
Sweden Government Bonds 0.75%, 5/12/2028	SEK	12,525,000	1,316,932

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
SWITZERLAND — 0.5%
Swiss Confederation Government Bonds:
3.25%, 6/27/2027	CHF	40,000	$52,968
4.00%, 4/8/2028	CHF	1,240,000	1,707,796
			1,760,764
THAILAND — 2.3%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	58,600,000	1,856,725
2.05%, 4/17/2028	THB	49,500,000	1,603,754
2.25%, 3/17/2027	THB	42,650,000	1,372,048
2.40%, 11/17/2027	THB	32,200,000	1,046,821
2.65%, 6/17/2028	THB	54,800,000	1,801,155
2.88%, 12/17/2028	THB	6,000,000	199,893
3.58%, 12/17/2027	THB	5,500,000	182,946
			8,063,342
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/31/2028	GBP	1,300,000	1,630,989
1.25%, 7/22/2027	GBP	1,600,000	2,074,043
1.63%, 10/22/2028	GBP	1,325,000	1,685,863
3.75%, 3/7/2027	GBP	1,355,000	1,822,747
4.13%, 1/29/2027	GBP	927,000	1,251,977
4.25%, 12/7/2027	GBP	875,000	1,190,355
4.38%, 3/7/2028	GBP	2,410,000	3,282,611
4.50%, 6/7/2028	GBP	2,150,000	2,941,357
			15,879,942
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $344,182,316)			345,194,753
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (a) (b) (Cost $467,506)	467,506	467,506
TOTAL INVESTMENTS — 99.3% (Cost $344,649,822)		345,662,259
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		2,431,067
NET ASSETS — 100.0%		$348,093,326

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2025.
Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$345,194,753	$—	$345,194,753
Short-Term Investment	467,506	—	—	467,506
TOTAL INVESTMENTS	$467,506	$345,194,753	$—	$345,662,259

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	58,364	$58,364	$279,328,390	$278,919,248	$—	$—	467,506	$467,506	$80,676
State Street Navigator Securities Lending Portfolio II	—	—	613,894	613,894	—	—	—	—	250
Total		$58,364	$279,942,284	$279,533,142	$—	$—		$467,506	$80,926
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.4%
AUSTRALIA — 4.6%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	3,864,974	$2,256,921
0.75%, 11/21/2027	AUD	4,810,028	3,177,265
1.00%, 2/21/2050	AUD	3,191,745	1,403,414
1.25%, 8/21/2040	AUD	3,997,256	2,190,804
2.00%, 8/21/2035	AUD	4,858,140	3,112,109
2.50%, 9/20/2030	AUD	5,716,828	3,919,096
			16,059,609
BRAZIL — 7.2%
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/2027	BRL	10,392,539	1,842,883
6.00%, 8/15/2028	BRL	16,710,470	2,917,443
6.00%, 5/15/2029	BRL	8,011,869	1,390,922
6.00%, 8/15/2030	BRL	18,724,883	3,208,009
6.00%, 8/15/2032	BRL	8,011,869	1,346,359
6.00%, 5/15/2033	BRL	6,409,495	1,069,438
6.00%, 5/15/2035	BRL	16,939,380	2,826,516
6.00%, 8/15/2040	BRL	9,957,609	1,625,786
6.00%, 5/15/2045	BRL	14,833,403	2,397,045
6.00%, 8/15/2050	BRL	9,660,025	1,540,967
6.00%, 5/15/2055	BRL	13,459,940	2,139,238
6.00%, 8/15/2060	BRL	19,915,218	3,125,914
			25,430,520
CANADA — 4.3%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	4,112,350	1,939,487
0.50%, 12/1/2050	CAD	2,905,994	1,540,161
1.25%, 12/1/2047	CAD	3,423,969	2,219,616
1.50%, 12/1/2044	CAD	3,481,612	2,409,380
2.00%, 12/1/2041	CAD	2,377,840	1,793,662
3.00%, 12/1/2036	CAD	2,832,578	2,351,014
4.00%, 12/1/2031	CAD	3,306,377	2,785,678
			15,038,998
CHILE — 4.6%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	2,562,453,420	2,682,453
0.01%, 10/1/2033	CLP	893,879,100	831,765
1.90%, 9/1/2030	CLP	2,383,677,600	2,601,935
2.00%, 3/1/2035	CLP	1,946,670,040	2,101,010
2.10%, 7/15/2050	CLP	1,827,486,160	1,937,498
2.80%, 11/1/2055	CLP	1,072,654,920	1,281,266
3.00%, 1/1/2044	CLP	2,840,549,140	3,475,480
3.40%, 10/1/2039	CLP	1,072,654,920	1,328,818
			16,240,225
Security Description		Principal Amount	Value
COLOMBIA — 4.4%
Colombia TES:
2.25%, 4/18/2029	COP	7,028,277,545	$1,648,369
3.00%, 3/25/2033	COP	5,956,840,500	1,269,814
3.30%, 3/17/2027	COP	7,851,115,779	2,016,531
3.75%, 2/25/2037	COP	19,061,889,600	3,944,222
3.75%, 6/16/2049	COP	10,147,676,353	1,832,687
4.75%, 4/4/2035	COP	10,631,371,802	2,514,299
5.00%, 3/20/2041	COP	3,574,104,300	825,183
5.25%, 5/19/2055	COP	3,574,104,300	796,686
6.50%, 2/1/2062	COP	3,177,124,800	818,186
			15,665,977
FRANCE — 8.1%
French Republic Government Bonds OAT:
0.10%, 3/1/2026	EUR	60	71
0.10%, 3/1/2028	EUR	1,903,043	2,183,177
0.10%, 3/1/2029	EUR	2,692,802	3,085,713
0.10%, 7/25/2031	EUR	1,367,248	1,518,251
0.10%, 3/1/2032	EUR	882,256	948,299
0.10%, 3/1/2036	EUR	1,184,062	1,160,892
0.10%, 7/25/2036	EUR	1,780,079	1,766,987
0.10%, 7/25/2038	EUR	881,278	832,775
0.10%, 7/25/2047	EUR	1,191,770	896,632
0.10%, 7/25/2053	EUR	1,268,799	841,185
0.55%, 3/1/2039	EUR	636,326	619,315
0.60%, 7/25/2034	EUR	544,072	593,106
0.70%, 7/25/2030	EUR	1,550,064	1,802,087
0.95%, 7/25/2043	EUR	1,418,769	1,390,672
1.80%, 7/25/2040	EUR	1,768,825	2,040,004
1.85%, 7/25/2027	EUR	2,968,834	3,558,575
3.15%, 7/25/2032	EUR	2,659,625	3,502,491
3.40%, 7/25/2029	EUR	1,504,333	1,905,632
			28,645,864
GERMANY — 4.5%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2033	EUR	3,486,571	3,861,770
0.10%, 4/15/2046	EUR	4,776,487	4,318,160
0.50%, 4/15/2030	EUR	6,673,303	7,746,236
			15,926,166
ISRAEL — 4.5%
Israel Government Bonds CPI-Linked:
0.10%, 7/31/2026	ILS	805,214	249,106
0.10%, 11/30/2031	ILS	9,150,157	2,613,810
0.50%, 5/31/2029	ILS	9,091,124	2,738,820
0.50%, 11/30/2051	ILS	7,902,564	1,698,806
0.75%, 5/31/2027	ILS	6,504,935	2,008,089
1.00%, 5/31/2045	ILS	5,533,754	1,464,828
1.10%, 10/31/2028	ILS	6,513,676	2,006,672
1.60%, 10/31/2033	ILS	1,695,488	524,699
2.75%, 8/30/2041	ILS	5,431,712	1,897,485

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
4.00%, 5/30/2036	ILS	2,195,877	$830,077
			16,032,392
ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033	EUR	2,734,907	2,904,435
0.15%, 5/15/2051	EUR	801,599	558,406
0.40%, 5/15/2030	EUR	1,817,645	2,077,040
1.25%, 9/15/2032	EUR	1,744,806	2,047,473
1.30%, 5/15/2028	EUR	694,662	823,060
1.50%, 5/15/2029	EUR	1,688,372	2,015,931
1.80%, 5/15/2036	EUR	732,603	858,533
2.35%, 9/15/2035	EUR	2,744,066	3,456,839
2.40%, 5/15/2039	EUR	834,408	1,018,291
2.55%, 9/15/2041	EUR	2,121,688	2,673,647
3.10%, 9/15/2026	EUR	689,860	825,454
			19,259,109
JAPAN — 4.5%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2032	JPY	247,241,540	1,593,566
0.01%, 3/10/2033	JPY	497,361,904	3,155,376
0.01%, 3/10/2034	JPY	355,390,100	2,228,982
0.01%, 3/10/2035	JPY	209,253,750	1,306,130
0.10%, 3/10/2027	JPY	261,693,868	1,697,827
0.10%, 3/10/2028	JPY	424,120,455	2,755,866
0.10%, 3/10/2029	JPY	488,853,615	3,173,397
			15,911,144
MEXICO — 5.2%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	48,784,326	2,453,963
3.25%, 11/12/2043	MXN	19,063,851	889,143
4.00%, 11/30/2028	MXN	34,054,971	1,884,478
4.00%, 8/30/2029	MXN	11,265,003	620,781
4.00%, 8/24/2034	MXN	30,762,124	1,635,173
4.00%, 11/15/2040	MXN	25,138,288	1,322,523
4.00%, 11/8/2046	MXN	42,027,127	2,201,413
4.00%, 11/3/2050	MXN	59,357,901	3,110,335
4.00%, 10/29/2054	MXN	25,129,622	1,310,552
4.50%, 11/22/2035	MXN	51,905,668	2,870,971
			18,299,332
NEW ZEALAND — 3.0%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	7,778,394	4,470,762
2.50%, 9/20/2040	NZD	3,701,307	2,024,644
3.00%, 9/20/2030	NZD	4,894,334	2,979,922
3.25%, 9/20/2050	NZD	1,714,259	1,002,748
			10,478,076
Security Description		Principal Amount	Value
POLAND — 1.4%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	19,437,313	$4,913,255
SOUTH AFRICA — 4.6%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	22,956,966	1,289,801
1.88%, 2/28/2033	ZAR	27,751,726	1,437,076
2.25%, 1/31/2038	ZAR	43,892,547	2,156,426
2.50%, 3/31/2046	ZAR	52,630,286	2,439,228
2.50%, 12/31/2050	ZAR	62,840,569	2,798,036
2.60%, 3/31/2028	ZAR	15,897,083	924,889
3.45%, 12/7/2033	ZAR	46,912,967	2,683,627
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	7,615,422	459,718
5.13%, 1/31/2043	ZAR	20,129,416	1,355,310
5.13%, 1/31/2058	ZAR	7,110,935	500,345
			16,044,456
SOUTH KOREA — 0.7%
Korea Treasury Bonds Inflation-Linked:
0.75%, 6/10/2034	KRW	772,725,000	527,300
1.63%, 6/10/2032	KRW	1,503,099,201	1,120,207
1.75%, 6/10/2028	KRW	1,377,848,000	993,166
			2,640,673
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027	EUR	3,893,917	4,577,327
0.70%, 11/30/2033	EUR	4,652,633	5,234,880
1.00%, 11/30/2030	EUR	3,056,320	3,604,324
1.15%, 11/30/2036	EUR	842,749	950,542
2.05%, 11/30/2039	EUR	1,478,964	1,801,672
			16,168,745
SWEDEN — 3.8%
Sweden Bonds Inflation-Linked:
0.13%, 6/1/2026	SEK	6,722,383	722,368
0.13%, 12/1/2027	SEK	23,562,502	2,485,825
0.13%, 6/1/2030	SEK	24,583,380	2,550,330
0.13%, 6/1/2032	SEK	24,113,066	2,494,299
0.13%, 6/1/2039	SEK	10,319,450	963,726
3.50%, 12/1/2028	SEK	35,712,038	4,128,458
			13,345,006
TURKEY — 4.5%
Turkiye Government Bonds:
Zero Coupon, 9/7/2033	TRY	20,468,602	345,504
0.01%, 7/19/2028	TRY	12,815,445	250,770

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description		Principal Amount	Value
0.01%, 2/11/2032	TRY	40,722,080	$723,546
0.01%, 8/4/2032	TRY	36,107,296	628,121
0.01%, 1/12/2033	TRY	18,680,650	317,385
2.70%, 1/14/2026	TRY	49,695,166	1,153,940
2.90%, 7/7/2027	TRY	129,095,718	2,828,363
2.90%, 1/12/2028	TRY	96,390,610	2,064,398
3.00%, 8/18/2027	TRY	40,933,936	894,384
3.00%, 5/28/2031	TRY	212,088,055	4,570,575
3.30%, 6/28/2028	TRY	89,869,411	1,923,311
			15,700,297
UNITED KINGDOM — 18.4%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026	GBP	18	24
0.13%, 8/10/2028	GBP	2,612,782	3,467,265
0.13%, 3/22/2029	GBP	2,796,705	3,677,724
0.13%, 8/10/2031	GBP	2,767,943	3,543,571
0.13%, 11/22/2036	GBP	1,911,313	2,176,298
0.13%, 3/22/2039	GBP	1,853,334	1,980,550
0.13%, 8/10/2041	GBP	2,400,040	2,444,685
0.13%, 3/22/2044	GBP	2,562,549	2,433,543
0.13%, 3/22/2046	GBP	1,343,162	1,219,363
0.13%, 8/10/2048	GBP	1,615,838	1,405,412
0.13%, 3/22/2051	GBP	2,077,575	1,720,258
0.13%, 11/22/2056	GBP	1,091,895	830,442
0.13%, 11/22/2065	GBP	1,392,094	942,609
0.13%, 3/22/2068	GBP	2,235,004	1,485,997
0.13%, 3/22/2073	GBP	924,854	638,905
0.25%, 3/22/2052	GBP	2,019,540	1,710,155
0.38%, 3/22/2062	GBP	2,072,808	1,637,140
0.50%, 3/22/2050	GBP	1,813,446	1,698,009
0.63%, 3/22/2040	GBP	3,010,192	3,395,500
0.63%, 11/22/2042	GBP	1,878,954	2,035,264
0.63%, 3/22/2045	GBP	1,854,680	1,915,382
0.75%, 11/22/2033	GBP	2,091,284	2,675,612
0.75%, 3/22/2034	GBP	2,445,243	3,102,407
0.75%, 11/22/2047	GBP	1,597,930	1,648,347
1.13%, 9/22/2035	GBP	1,594,490	2,051,589
1.13%, 11/22/2037	GBP	1,550,934	1,941,686
1.25%, 11/22/2027	GBP	2,674,202	3,632,932
1.25%, 11/22/2032	GBP	446,507	600,425
1.25%, 11/22/2054	GBP	1,431,093	1,574,946
1.25%, 11/22/2055	GBP	2,077,061	2,275,692
1.75%, 9/22/2038	GBP	614,724	817,160
1.88%, 9/22/2049	GBP	337,769	435,553
Security Description		Principal Amount	Value
2.00%, 1/26/2035	GBP	1,524,800	$2,109,547
4.13%, 7/22/2030	GBP	1,028,871	1,575,454
			64,799,446
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $386,405,154)			346,599,290
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (a) (b) (Cost $1,363,326)	1,363,326	1,363,326
TOTAL INVESTMENTS — 98.8% (Cost $387,768,480)		347,962,616
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		4,128,733
NET ASSETS — 100.0%		$352,091,349
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2025.
Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$346,599,290	$—	$346,599,290
Short-Term Investment	1,363,326	—	—	1,363,326
TOTAL INVESTMENTS	$1,363,326	$346,599,290	$—	$347,962,616

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	123,691	$123,691	$86,716,414	$85,476,779	$—	$—	1,363,326	$1,363,326	$24,157
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 1.6%
NETHERLANDS — 0.3%
Ziggo BV 4.88%, 1/15/2030 (a)	$200,000	$189,016
UNITED STATES — 1.3%
Connect Holding II LLC 10.50%, 4/3/2031 (a)	100,000	95,009
Directv Financing LLC 8.88%, 2/1/2030 (a)	100,000	101,335
Gray Media, Inc. 10.50%, 7/15/2029 (a)	90,000	96,880
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	100,000	100,726
Magnera Corp. 4.75%, 11/15/2029 (a)	100,000	92,527
Rand Parent LLC 8.50%, 2/15/2030 (a)	150,000	156,378
		642,855
TOTAL CORPORATE BONDS & NOTES (Cost $826,840)		831,871
SENIOR FLOATING RATE LOANS — 99.7%
ADVERTISING SERVICES — 2.3%
Neptune Bidco U.S., Inc.:
2022 USD Term Loan A, 3 mo. USD Term SOFR + 4.75%, 8.76%, 10/11/2028 (b)	250,000	247,288
2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.03%, 4/11/2029 (b)	500,000	495,562
Wasserman Media Group LLC, Repriced Term Loan B (c)	400,000	401,500
		1,144,350
AEROSPACE & DEFENSE — 0.5%
TransDigm, Inc., 2023 Term Loan J, 1 mo. USD Term SOFR + 2.50%, 6.22%, 2/28/2031 (b)	249,367	250,585
AIRLINES — 0.5%
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.13%, 4/20/2028 (b)	250,000	250,906
APPAREL — 0.5%
Beach Acquisition Bidco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 9/12/2032 (b)	250,000	252,345
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 1.5%
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 1/28/2032 (b)	$498,750	$501,944
Tenneco, Inc., 2022 Term Loan A, 3 mo. USD Term SOFR + 4.75%, 8.74%, 11/17/2028 (b)	249,357	244,979
		746,923
BIOTECHNOLOGY — 1.0%
Genmab AS, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.73%, 12/13/2032 (b)	500,000	502,970
BUILDING MATERIALS — 1.5%
Chamberlain Group, Inc., 2025 Term Loan B (c)	498,747	500,358
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B (c)	249,372	251,242
		751,600
CHEMICALS — 4.9%
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 9/9/2031 (b)	249,370	250,696
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7 (c)	219,593	220,492
Discovery Purchaser Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.61%, 10/4/2029 (b)	249,375	240,247
Element Solutions, Inc., 2025 Add-on Term Loan B (c)	500,000	503,645
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.73%, 3/15/2029 (b)	226,226	218,752
Nouryon Finance BV, 2024 USD Term Loan B1, 6 mo. USD Term SOFR + 3.25%, 7.04%, 4/3/2028 (b)	498,728	499,768
Paint Intermediate III LLC, 2024 Term Loan B (c)	249,372	251,009
SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B (c)	250,000	250,795
		2,435,404
COMMERCIAL SERVICES — 6.2%
Albion Financing 3 SARL, 2025 USD Term Loan (c)	498,747	502,876
Allied Universal Holdco LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 8/20/2032 (b)	249,375	250,972

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Principal Amount	Value
Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.84%, 8/1/2029 (b)	$498,731	$501,758
Garda World Security Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.75%, 2/1/2029 (b)	250,000	251,375
Hertz Corp.:
2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.33%, 6/30/2028 (b)	208,340	175,527
2021 Term Loan C, 1 mo. USD Term SOFR + 3.50%, 7.33%, 6/30/2028 (b)	41,114	34,639
Parexel International Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47% (c)	198,245	199,227
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.92%, 3/26/2031 (b)	250,000	251,153
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B 9.08% (c)	498,744	498,088
Pye-Barker Fire & Safety LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.21%, 12/16/2032 (b)	435,000	438,217
		3,103,832
COMMUNICATIONS EQUIPMENT — 0.5%
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.47%, 12/17/2029 (b)	250,000	250,795
COMPUTERS — 4.1%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 9/29/2031 (b)	249,219	250,231
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/1/2029 (b)	498,740	461,901
Sandisk Corp., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.86%, 2/20/2032 (b)	116,071	116,942
Verifone Systems, Inc., 2025 Term Loan (c)	250,000	237,465
X Corp.:
2025 Fixed Term Loan 9.50%, 10/26/2029 (b)	500,000	499,195
Security Description	Principal Amount	Value
Term Loan, 3 mo. USD Term SOFR + 6.50%, 10.45%, 10/26/2029 (b)	$498,715	$491,057
		2,056,791
CONSTRUCTION & ENGINEERING — 2.5%
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.47%, 7/9/2032 (b)	750,000	752,813
Tecta America Corp., 2025 Repriced Term Loan B (c)	498,747	501,278
		1,254,091
CONTAINERS & PACKAGING — 4.4%
Berlin Packaging LLC, 2025 Term Loan B7, 3 mo. USD Term SOFR + 3.25%, 7.24%, 6/7/2031 (b)	249,375	250,233
BradyPlus Holdings LLC, 2025 Term Loan B (c)	500,000	495,520
Clydesdale Acquisition Holdings, Inc.:
2025 Delayed Draw Term Loan (c)	1,435	1,435
2025 Term Loan B (c)	498,565	498,742
Pregis TopCo Corp., 2025 Refinancing Term Loan (c)	249,372	251,755
Proampac PG Borrower LLC, 2024 Term Loan (c)	249,365	250,195
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.42%, 9/15/2028 (b)	498,741	480,292
		2,228,172
DISTRIBUTION/WHOLESALE — 1.5%
Dealer Tire Financial LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 6.72%, 7/2/2031 (b)	249,370	249,993
Fluid-Flow Products, Inc., 2025 Term Loan B (c)	249,348	250,643
Windsor Holdings III LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 8/1/2030 (b)	249,370	250,267
		750,903
DIVERSIFIED FINAN SERV — 2.2%
Blackhawk Network Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.67%, 3/12/2029 (b)	498,741	501,740
IMC Financing LLC, Term Loan B (c)	350,000	353,283

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Principal Amount	Value
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (c)	$249,375	$251,106
		1,106,129
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Advisor Group, Inc., 2025 Term Loan, 6 mo. USD Term SOFR + 3.00%, 6.60%, 7/30/2032 (b)	250,000	251,335
Apex Group Treasury LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.39%, 2/27/2032 (b)	498,744	471,313
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 5.82%, 12/15/2031 (b)	498,687	496,972
		1,219,620
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Connect Finco SARL, 2024 Extended Term Loan B (c)	249,365	249,331
Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.22%, 1/30/2031 (b)	250,000	252,250
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 0.50%, 0.50%, 3/11/2030 (b)	500,424	476,313
		977,894
ELECTRIC — 1.9%
Cornerstone Generation LLC, Term Loan B (c)	249,375	252,070
Forgent Intermediate IV LLC, Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.96%, 12/20/2032 (b)	250,000	248,750
MRP Buyer LLC:
Delayed Draw Term Loan 3.25%, 6/4/2032 (b)	33,947	33,756
Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.92%, 6/4/2032 (b)	442,440	439,951
		974,527
ELECTRONICS — 0.5%
LSF12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.37%, 12/2/2031 (b)	243,490	245,316
ENTERTAINMENT — 1.5%
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/6/2031 (b)	249,366	247,495
Security Description	Principal Amount	Value
Crown Finance U.S., Inc., 2025 Term Loan B (c)	$249,373	$246,412
EOC Borrower LLC, Term Loan B (c)	249,373	251,119
		745,026
ENVIRONMENTAL CONTROL — 1.0%
Filtration Group Corp., 2025 USD Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.47%, 10/21/2028 (b)	239,418	240,989
Madison IAQ LLC, Term Loan (c)	249,349	250,835
		491,824
FOOD PRODUCTS — 2.0%
Aramark Services, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.47%, 6/22/2030 (b)	497,362	499,692
Savor Acquisition, Inc.:
Delayed Draw Term Loan (c)	43,202	43,436
Term Loan B (c)	455,653	458,120
		1,001,248
GROUND TRANSPORTATION — 2.5%
First Student Bidco, Inc.:
2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 8/15/2030 (b)	211,332	212,309
2025 Term Loan C, 3 mo. USD Term SOFR + 2.50%, 6.17%, 8/15/2030 (b)	38,668	38,822
Genesee & Wyoming, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.42%, 4/10/2031 (b)	249,369	249,639
PODS LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.83%, 3/31/2028 (b)	249,349	246,904
Student Transportation of America Holdings, Inc.:
2025 Delayed Draw Term Loan (c)	214,439	215,333
2025 Term Loan (c)	285,052	286,241
		1,249,248
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.97%, 1/15/2031 (b)	498,747	504,607
Medline Borrower LP, 2025 Term Loan B (c)	47,535	47,730
		552,337

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 4.5%
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.09%, 3/30/2029 (b)	$249,354	$241,302
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.47%, 8/25/2032 (b)	249,373	250,710
Lumexa Imaging, Inc., Term Loan B (c)	500,000	504,065
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.67%, 9/27/2030 (b)	498,731	499,881
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.99%, 10/1/2028 (b)	249,349	250,849
U.S. Fertility Enterprises LLC:
2025 Delayed Draw Term Loan (c)	65,789	66,118
2025 Term Loan (c)	434,211	436,382
		2,249,307
HOLDING COMPANIES & DIVERSIFIED — 0.8%
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.17%, 8/16/2032 (b)	427,083	427,056
HOME FURNISHINGS — 0.5%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.85%, 7/31/2028 (b)	249,372	250,202
HOUSEWARES — 1.5%
American Greetings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 5.75%, 9.47%, 10/30/2029 (b)	248,387	246,263
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 1/20/2032 (b)	498,741	502,125
		748,388
INSURANCE — 5.3%
Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/6/2030 (b)	498,741	498,975
Alera Group, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.97%, 5/31/2032 (b)	249,375	250,857
Security Description	Principal Amount	Value
Asurion LLC:
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.08%, 1/20/2029 (b)	$500,000	$492,430
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.07%, 8/19/2028 (b)	498,718	500,207
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2 (c)	400,000	400,000
Howden Group Holdings Ltd., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/15/2031 (b)	249,373	250,286
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.12%, 6/20/2030 (b)	249,264	250,838
		2,643,593
INTERNET & TELECOM — 2.0%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.07%, 12/6/2027 (b)	249,344	250,213
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 7.97%, 5/3/2028 (b)	249,361	232,591
Proofpoint, Inc., 2025 Repriced Term Loan (c)	249,365	251,062
Speedster Bidco GmbH, Facility B1 (c)	248,750	249,683
		983,549
INVESTMENT COMPANIES — 1.5%
NEXUS Buyer LLC:
2025 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.72%, 7/31/2031 (b)	249,375	247,869
2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.22%, 7/31/2031 (b)	498,744	492,537
		740,406
LEISURE TIME — 2.0%
Peloton Interactive, Inc., 2024 Term Loan B (c)	498,734	503,721
Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.62%, 2/20/2030 (b)	249,370	251,279
Topgolf Callaway Brands Corp., Term Loan B (c)	249,332	250,353
		1,005,353

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Principal Amount	Value
LODGING — 1.5%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/27/2029 (b)	$498,705	$499,158
Travel & Leisure Co., 2024 Incremental Term Loan (c)	249,375	250,102
		749,260
MACHINERY — 1.0%
TK Elevator Midco GmbH, 2025 USD Term Loan B (c)	498,750	502,418
MACHINERY-CONSTRUCTION & MINING — 0.5%
Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.23%, 3/27/2031 (b)	249,367	251,140
MEDIA — 1.0%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.32%, 3/24/2031 (b)	249,370	250,689
Virgin Media Bristol LLC, 2023 USD Term Loan Y (c)	250,000	248,083
		498,772
OFFICE AUTOMATION&EQUIP — 0.4%
Xerox Holdings Corp., 2023 Term Loan B (c)	250,000	214,688
PHARMACEUTICALS — 3.9%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.22%, 8/1/2032 (b)	498,750	503,737
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.77%, 10/1/2027 (b)	498,688	490,833
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 5.97%, 5/5/2028 (b)	248,990	250,356
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 5.97%, 5/19/2031 (b)	250,000	241,500
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.17%, 4/16/2032 (b)	249,375	220,269
Southern Veterinary Partners LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.37%, 12/4/2031 (b)	249,375	249,354
		1,956,049
Security Description	Principal Amount	Value
PIPELINES — 1.6%
AL GCX Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.98%, 12/17/2032 (b)	$300,000	$300,657
Brazos Delaware II LLC, 2025 Repriced Term Loan B (c)	249,373	249,978
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.94%, 10/4/2030 (b)	250,000	250,895
		801,530
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Blackstone Mortgage Trust, Inc., 2025 Term Loan B (c)	250,000	250,469
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 1/31/2031 (b)	249,364	249,675
		500,144
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, 1 mo. USD Term SOFR + 2.75%, 6.47%, 1/31/2030 (b)	250,000	251,806
RETAIL — 4.4%
Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.21%, 8/30/2032 (b)	250,000	251,666
Dave & Buster's, Inc., 2024 Term Loan B (c)	250,000	231,211
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.47%, 1/28/2032 (b)	249,372	250,685
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/23/2032 (b)	498,740	502,294
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 12/16/2030 (b)	249,375	250,238
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.58%, 6/6/2031 (b)	249,367	234,586
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 10/19/2029 (b)	500,000	502,603
		2,223,283

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Security Description	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Gryphon Acquire Newco LLC, Term Loan B, 6 mo. USD Term SOFR + 3.00%, 6.85%, 9/13/2032 (b)	$250,000	$252,006
SOFTWARE — 16.4%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/15/2029 (b)	498,744	500,302
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/25/2031 (b)	249,375	250,232
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 9.47%, 7/30/2032 (b)	500,000	483,312
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.47%, 12/29/2028 (b)	249,350	150,593
Central Parent, Inc., 2024 Term Loan B (c)	249,369	212,036
Cloud Software Group, Inc., 2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/13/2032 (b)	498,750	499,959
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.33%, 6/2/2028 (b)	498,698	499,830
Cvent, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/17/2030 (b)	498,741	499,075
Finastra USA, Inc., 2025 USD Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.72%, 9/15/2032 (b)	500,000	490,407
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 1/30/2032 (b)	250,000	249,805
Kaseya, Inc.:
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/20/2032 (b)	249,372	249,886
2025 2nd Lien Term Loan B (c)	500,000	490,625
Mitchell International, Inc., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/17/2031 (b)	249,369	250,492
Playtika Holding Corp., 2021 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 6.58%, 3/13/2028 (b)	498,691	483,030
Security Description	Principal Amount	Value
Polaris Newco LLC, USD Term Loan B (c)	$498,698	$482,056
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 10/26/2030 (b)	498,737	498,523
RealPage, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.93%, 4/24/2028 (b)	498,698	498,890
Renaissance Holding Corp., 2024 1st Lien Term Loan (c)	249,364	218,491
Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.47%, 11/28/2028 (b)	249,373	249,633
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/9/2031 (b)	243,815	245,524
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.34%, 2/10/2031 (b)	249,375	249,925
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.97%, 11/26/2031 (b)	498,740	495,623
		8,248,249
TOTAL SENIOR FLOATING RATE LOANS (Cost $49,963,627)		50,040,035
	Shares
SHORT-TERM INVESTMENT — 28.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e) (Cost $14,283,679)	14,283,679	14,283,679
TOTAL INVESTMENTS — 129.8% (Cost $65,074,146)		65,155,585
LIABILITIES IN EXCESS OF OTHER ASSETS — (29.8)%		(14,958,982)
NET ASSETS — 100.0%		$50,196,603

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
Abbreviations:
SOFR	Secured Overnight Financing Rate
At December 31, 2025, the Fund had unfunded loan commitments of $160,336, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
GC Ferry Acquisition I, Inc.	72,917	72,912	(5)
MRP Buyer LLC	22,419	22,293	(126)
Pye-Barker Fire & Safety LLC	65,000	65,481	481
	$160,336	$160,686	$350

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$831,871	$—	$831,871
Senior Floating Rate Loans	—	50,040,035	—	50,040,035
Short-Term Investment	14,283,679	—	—	14,283,679
TOTAL INVESTMENTS	$14,283,679	$50,871,906	$—	$65,155,585
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$355	$—	$355
Unfunded Loans - Unrealized Depreciation	—	(5)	—	(5)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$350	$—	$350

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 11/18/25*	Value at 11/18/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$50,069,332	$35,785,653	$—	$—	14,283,679	$14,283,679	$138,497
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,168,855,618	$391,724,911
Investments in affiliated issuers, at value	14,580,326	10,338,632
Total Investments	2,183,435,944	402,063,543
Foreign currency, at value	26,888,670	637,146
Net cash at broker	280,000	—
Receivable for investments sold	19,510,995	333,196
Unrealized appreciation on forward foreign currency exchange contracts	255,817	—
Dividends receivable — unaffiliated issuers	—	—
Dividends receivable — affiliated issuers	18,799	702
Interest receivable — unaffiliated issuers	38,782,042	6,121,064
Securities lending income receivable — unaffiliated issuers	361	—
Securities lending income receivable — affiliated issuers	5,701	2,931
Unrealized appreciation on unfunded loan commitments	—	—
Receivable from Adviser	—	—
Receivable for foreign taxes recoverable	474,835	6,928
TOTAL ASSETS	2,269,653,164	409,165,510
LIABILITIES
Due to custodian	3,403,337	—
Payable upon return of securities loaned	12,174,495	10,281,356
Payable for investments purchased	24,496,012	—
Unrealized depreciation on forward foreign currency exchange contracts	252,183	—
Deferred foreign taxes payable	496,374	—
Advisory fee payable	564,428	164,740
Trustees’ fees and expenses payable	40	—
TOTAL LIABILITIES	41,386,869	10,446,096
NET ASSETS	$2,228,266,295	$398,719,414
NET ASSETS CONSIST OF:
Paid-in capital	$2,335,951,965	$392,989,137
Total distributable earnings (loss)**	(107,685,670)	5,730,277
NET ASSETS	$2,228,266,295	$398,719,414
NET ASSET VALUE PER SHARE
Net asset value per share	$21.36	$32.03
Shares outstanding (unlimited amount authorized, $0.01 par value)	104,300,000	12,450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,163,963,412	$382,564,528
Investments in affiliated issuers	14,580,326	10,338,632
Total cost of investments	$2,178,543,738	$392,903,160
Foreign currency, at cost	$26,339,351	$647,903
* Includes investments in securities on loan, at value	$11,924,304	$10,040,872
** Includes deferred foreign taxes	$496,374	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF	State Street SPDR S&P Leveraged Loan ETF

$1,289,454,722	$345,194,753	$346,599,290	$50,871,906
2,581,222	467,506	1,363,326	14,283,679
1,292,035,944	345,662,259	347,962,616	65,155,585
2,284,537	665,205	2,501,183	—
—	—	—	—
6,045,633	8,040,160	750,674	1,353,534
—	—	—	—
159	31	—	—
3,980	730	1,570	76,665
11,844,695	2,622,886	1,930,058	161,284
—	—	—	—
278	—	—	—
—	—	—	350
—	—	—	2,493
444,469	96,241	—	—
1,312,659,695	357,087,512	353,146,101	66,749,911

622,702	769,640	—	—
358,568	—	—	—
8,979,126	8,109,729	903,431	16,536,170
—	—	—	—
139,011	5,884	1,927	—
393,947	108,933	149,378	17,022
—	—	16	116
10,493,354	8,994,186	1,054,752	16,553,308
$1,302,166,341	$348,093,326	$352,091,349	$50,196,603

$1,445,749,507	$350,964,009	$422,124,711	$50,039,670
(143,583,166)	(2,870,683)	(70,033,362)	156,933
$1,302,166,341	$348,093,326	$352,091,349	$50,196,603

$22.53	$27.41	$39.34	$25.10
57,800,038	12,700,000	8,950,483	2,000,000

$1,409,059,814	$344,182,316	$386,405,154	$50,790,467
2,581,222	467,506	1,363,326	14,283,679
$1,411,641,036	$344,649,822	$387,768,480	$65,074,146
$2,276,258	$675,641	$2,516,280	$—
$346,407	$—	$—	$—
$139,011	$5,883	$—	$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$132,283,140	$10,031,442
Dividend income — affiliated issuers	183,693	30,897
Unaffiliated securities lending income	—	10
Affiliated securities lending income	59,147	51,930
Foreign taxes withheld	(4,756,762)	—
TOTAL INVESTMENT INCOME (LOSS)	127,769,218	10,114,279
EXPENSES
Advisory fee	6,035,926	1,642,523
Trustees’ fees and expenses	14,838	2,088
Miscellaneous expenses	1,441	138
TOTAL EXPENSES	6,052,205	1,644,749
Expenses waived/reimbursed by the Adviser	—	—
NET EXPENSES	6,052,205	1,644,749
NET INVESTMENT INCOME (LOSS)	$121,717,013	$8,469,530
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(21,166,373)	(1,417,460)
In-kind redemptions — unaffiliated issuers	596,623	2,280,430
Forward foreign currency exchange contracts	44,957	—
Foreign currency transactions	(7,520,062)	234,134
Net realized gain (loss)	(28,044,855)	1,097,104
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	179,301,512	25,027,877
Unfunded loan commitments	—	—
Forward foreign currency exchange contracts	24,522	—
Foreign currency translations	2,332,870	216,754
Net change in unrealized appreciation/depreciation	181,658,904	25,244,631
NET REALIZED AND UNREALIZED GAIN (LOSS)	153,614,049	26,341,735
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$275,331,062	$34,811,265
* Includes foreign capital gain taxes	$(138,299)	$—
** Includes deferred foreign taxes	$(407,255)	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF	State Street SPDR S&P Leveraged Loan ETF(a)

$33,082,701	$7,776,280	$21,955,775	$199,733
136,225	80,676	24,157	138,497
40	—	—	—
4,717	250	—	—
(287,520)	(66,300)	—	—
32,936,163	7,790,906	21,979,932	338,230

4,438,852	1,128,465	1,698,859	24,141
9,008	2,000	2,529	121
11,432	5,864	252	—
4,459,292	1,136,329	1,701,640	24,262
—	—	—	(2,493)
4,459,292	1,136,329	1,701,640	21,769
$28,476,871	$6,654,577	$20,278,292	$316,461

(9,142,923)	277,196	(5,440,943)	8,447
2,357,950	4,497,434	(5,781,532)	—
—	—	—	—
(433,747)	105,068	(480,967)	—
(7,218,720)	4,879,698	(11,703,442)	8,447

52,767,396	6,987,845	37,254,343	81,439
—	—	—	350
—	—	—	—
551,396	85,892	145,494	—
53,318,792	7,073,737	37,399,837	81,789
46,100,072	11,953,435	25,696,395	90,236
$74,576,943	$18,608,012	$45,974,687	$406,697
$(39,525)	$(9,672)	$(106,284)	$—
$(110,424)	$(5,593)	$—	$—

(a)	For the period November 18, 2025 (commencement of operations) through December 31, 2025.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$121,717,013	$120,103,528
Net realized gain (loss)	(28,044,855)	(31,109,652)
Net change in unrealized appreciation/depreciation	181,658,904	(139,072,246)
Net increase (decrease) in net assets resulting from operations	275,331,062	(50,078,370)
Distributions to shareholders	(76,947,591)	(91,537,696)
Return of capital	(38,137,918)	(18,191,153)
Total Distributions to shareholders	(115,085,509)	(109,728,849)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	275,634,843	161,943,475
Cost of shares redeemed	(61,765,093)	(107,745,738)
Other capital	480,535	435,038
Net increase (decrease) in net assets from beneficial interest transactions	214,350,285	54,632,775
Contribution from Affiliate (Note 5)	8,773	—
Net increase (decrease) in net assets during the period	374,604,611	(105,174,444)
Net assets at beginning of period	1,853,661,684	1,958,836,128
NET ASSETS AT END OF PERIOD	$2,228,266,295	$1,853,661,684
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,000,000	7,800,000
Shares redeemed	(3,100,000)	(5,300,000)
Net increase (decrease) from share transactions	9,900,000	2,500,000
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF		SPDR Bloomberg Short Term International Treasury Bond ETF
Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

$8,469,530	$4,492,929	$28,476,871	$19,868,624	$6,654,577	$3,687,480
1,097,104	(2,607,246)	(7,218,720)	(27,170,437)	4,879,698	(3,485,091)
25,244,631	(9,475,650)	53,318,792	(61,402,636)	7,073,737	(8,740,294)
34,811,265	(7,589,967)	74,576,943	(68,704,449)	18,608,012	(8,537,905)
(8,784,288)	(4,469,977)	(28,142,163)	(15,360,731)	(6,798,473)	(1,391,445)
—	—	—	(2,518,173)	—	(2,296,915)
(8,784,288)	(4,469,977)	(28,142,163)	(17,878,904)	(6,798,473)	(3,688,360)

314,466,573	60,784,203	613,256,692	289,288,066	388,270,294	21,171,847
(142,008,880)	(68,242,831)	(353,071,289)	(260,768,264)	(186,633,418)	(52,608,300)
176,734	92,792	703,839	279,258	328,635	16,792
172,634,427	(7,365,836)	260,889,242	28,799,060	201,965,511	(31,419,661)
—	—	—	—	—	—
198,661,404	(19,425,780)	307,324,022	(57,784,293)	213,775,050	(43,645,926)
200,058,010	219,483,790	994,842,319	1,052,626,612	134,318,276	177,964,202
$398,719,414	$200,058,010	$1,302,166,341	$994,842,319	$348,093,326	$134,318,276

10,000,000	2,050,000	26,900,000	13,000,000	14,200,000	800,000
(4,600,000)	(2,350,000)	(15,700,000)	(11,700,000)	(6,800,000)	(2,000,000)
5,400,000	(300,000)	11,200,000	1,300,000	7,400,000	(1,200,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,278,292	$21,500,637
Net realized gain (loss)	(11,703,442)	(30,010,459)
Net change in unrealized appreciation/depreciation	37,399,837	(24,641,083)
Net increase (decrease) in net assets resulting from operations	45,974,687	(33,150,905)
Net equalization credits and charges	—	—
Distributions to shareholders	(19,537,984)	(11,160,099)
Return of capital	—	(9,860,549)
Total Distributions to shareholders	(19,537,984)	(21,020,648)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	72,713,882	3,790,745
Cost of shares redeemed	(44,278,404)	(98,359,745)
Net income equalization	—	—
Other capital	194,264	101,514
Net increase (decrease) in net assets from beneficial interest transactions	28,629,742	(94,467,486)
Net increase (decrease) in net assets during the period	55,066,445	(148,639,039)
Net assets at beginning of period	297,024,904	445,663,943
NET ASSETS AT END OF PERIOD	$352,091,349	$297,024,904
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,900,000	100,000
Shares redeemed	(1,150,000)	(2,500,000)
Net increase (decrease) from share transactions	750,000	(2,400,000)
See accompanying notes to financial statements.

State Street SPDR S&P Leveraged Loan ETF
For the Period 11/18/25*- 12/31/25

$316,461
8,447
81,789
406,697
32,170
(249,764)
—
(249,764)

50,032,170
—
(32,170)
7,500
50,007,500
50,196,603
—
$50,196,603

2,000,000
—
2,000,000

*	Commencement of operations.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$19.64	$21.31	$20.49	$24.37	$28.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	1.26	1.18	1.13	1.01
Net realized and unrealized gain (loss) (b)	1.64	(1.78)	0.74	(4.08)	(3.72)
Total from investment operations	2.90	(0.52)	1.92	(2.95)	(2.71)
Contribution from affiliate (Note 5)	0.00(c)	—	—	0.01	—
Other capital (a)	0.00(c)	0.00(c)	0.02	0.04	0.02
Distributions to shareholders from:
Net investment income	(0.79)	(0.96)	(0.73)	(0.04)	(0.81)
Return of capital	(0.39)	(0.19)	(0.39)	(0.94)	(0.13)
Total distributions	(1.18)	(1.15)	(1.12)	(0.98)	(0.94)
Net asset value, end of period	$21.36	$19.64	$21.31	$20.49	$24.37
Total return (d)	15.12%	(2.53)%	9.79%	(11.89)%(e)	(9.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,228,266	$1,853,662	$1,958,836	$2,151,484	$1,179,569
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.31%	0.30%
Net investment income (loss)	6.05%	6.17%	5.70%	5.45%	3.86%
Portfolio turnover rate (f)	32%	25%	52%	39%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$28.38	$29.86	$27.47	$34.46	$37.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	0.74	0.63	0.23	0.12
Net realized and unrealized gain (loss) (b)	3.62	(1.50)	2.35	(7.08)	(3.30)
Total from investment operations	4.43	(0.76)	2.98	(6.85)	(3.18)
Other capital (a)	0.02	0.02	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.80)	(0.74)	(0.62)	(0.15)	(0.13)
Net asset value, end of period	$32.03	$28.38	$29.86	$27.47	$34.46
Total return (c)	15.78%	(2.54)%	11.13%	(19.86)%	(8.41)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$398,719	$200,058	$219,484	$140,105	$151,641
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	2.58%	2.54%	2.25%	0.78%	0.32%
Portfolio turnover rate (d)	29%	13%	14%	14%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$21.35	$23.24	$22.35	$28.15	$31.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.47	0.42	0.34	0.28
Net realized and unrealized gain (loss) (b)	1.15	(1.94)	0.83	(5.87)	(3.10)
Total from investment operations	1.66	(1.47)	1.25	(5.53)	(2.82)
Other capital (a)	0.01	0.01	0.02	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.49)	(0.37)	(0.38)	(0.27)	(0.26)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.49)	(0.43)	(0.38)	(0.27)	(0.26)
Net asset value, end of period	$22.53	$21.35	$23.24	$22.35	$28.15
Total return (d)	7.86%	(6.35)%	5.73%	(19.66)%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,302,166	$994,842	$1,052,627	$1,115,366	$951,578
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	2.25%	2.13%	1.88%	1.43%	0.95%
Portfolio turnover rate (e)	16%	17%	20%	14%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$25.34	$27.38	$26.90	$30.38	$32.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.62	0.45	0.12	(0.03)
Net realized and unrealized gain (loss) (b)	2.04	(2.04)	0.47	(3.47)	(2.26)
Total from investment operations	2.60	(1.42)	0.92	(3.35)	(2.29)
Contribution from affiliate	—	—	—	0.00(c)	—
Other capital (a)	0.03	0.00(c)	0.01	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.56)	(0.23)	—	(0.12)	(0.18)
Return of capital	—	(0.39)	(0.45)	—	—
Total distributions	(0.56)	(0.62)	(0.45)	(0.12)	(0.18)
Net asset value, end of period	$27.41	$25.34	$27.38	$26.90	$30.38
Total return (d)	10.42%	(5.20)%	3.49%	(11.07)%(e)	(6.91)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$348,093	$134,318	$177,964	$145,236	$170,134
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.36%	0.35%
Net investment income (loss)	2.06%	2.34%	1.70%	0.45%	(0.09)%
Portfolio turnover rate (f)	61%	47%	51%	56%	64%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended ended December 31, 2022, the total return would have remained (11.07)%
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$36.22	$42.04	$41.33	$53.95	$58.57
Income (loss) from investment operations:
Net investment income (loss) (a)	2.29	2.23	2.77	4.91	2.56
Net realized and unrealized gain (loss) (b)	(1.36)	(5.87)	0.67	(12.97)	(4.71)
Total from investment operations	0.93	(3.64)	3.44	(8.06)	(2.15)
Contribution from affiliate	—	—	—	0.00(c)	—
Other capital (a)	0.02	0.01	0.01	0.03	0.02
Distributions to shareholders from:
Net investment income	2.17	(1.16)	(1.63)	(3.53)	(2.49)
Return of capital	—	(1.03)	(1.11)	(1.06)	—
Total distributions	2.17	(2.19)	(2.74)	(4.59)	(2.49)
Net asset value, end of period	$39.34	$36.22	$42.04	$41.33	$53.95
Total return (d)	14.88%	(8.86)%	8.74%	(15.41)%(e)	(3.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$352,091	$297,025	$445,664	$520,775	$453,227
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	5.97%	5.68%	6.70%	10.68%	4.57%
Portfolio turnover rate (f)	15%	12%	22%	37%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended December 31 2022, the total return would have remained (15.41)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street SPDR S&P Leveraged Loan ETF
For the Period 11/18/25*- 12/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16
Net realized and unrealized gain (loss) (b)	0.04
Total from investment operations	0.20
Net equalization credits and charges	0.02
Other capital (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.12)
Net asset value, end of period	$25.10
Total return (d)	0.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,197
Ratios to average net assets:
Total expenses	0.40%(e)
Net investment income (loss)	5.24%(e)
Portfolio turnover rate (f)	9%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of eighty-six (86) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
State Street SPDR S&P Leveraged Loan ETF
State Street SPDR S&P Leveraged Loan ETF was formed on November 17, 2025 and commenced operations on November 18, 2025.
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Loan Agreements
State Street SPDR S&P Leveraged Loan ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The State Street SPDR S&P Leveraged Loan ETF does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediaries in participation interests, in loans held by the State Street SPDR S&P Leveraged Loan ETF as the issuers of such loans.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2025, the SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$255,817	$—	$—	$—	$255,817
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$252,183	$—	$—	$—	$252,183
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$44,957	$—	$—	$—	$44,957
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$24,522	$—	$—	$—	$24,522
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the SPDR Bloomberg Emerging Markets Local Bond ETF's net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2025:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Barclays Capital PLC	$7,818	$(7,818)	$—	$—
Deutsche Bank AG	116,326	(109,460)	—	6,866
Goldman Sachs Bank USA	131,673	(599)	—	131,074
	$255,817	$(117,877)	$—	$137,940

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Barclays Capital PLC	$(13,063)	$7,818	$—	$(5,245)
Deutsche Bank AG	(109,460)	109,460	—	—
Goldman Sachs Bank USA	(599)	599	—	—
Standard Chartered Bank	(4,507)	—	—	(4,507)
UBS AG	(124,554)	—	—	(124,554)
	$(252,183)	$117,877	$—	$(134,306)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
State Street SPDR S&P Leveraged Loan ETF	0.40

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2026.
For the fiscal period ended December 31, 2025, the Adviser voluntarily waived fees in the amount of $2,493 for the State Street SPDR S&P Leveraged Loan ETF.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedules of Investments.
During the year ended December 31, 2025, the Adviser made a contribution of $8,773 to the SPDR Bloomberg Emerging Markets Local Bond ETF related to a trading matter.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$837,387,530	$632,708,918
SPDR Bloomberg International Corporate Bond ETF	91,391,664	97,013,620
SPDR Bloomberg International Treasury Bond ETF	270,862,916	196,932,033
SPDR Bloomberg Short Term International Treasury Bond ETF	267,797,529	188,165,003
SPDR FTSE International Government Inflation-Protected Bond ETF	56,903,211	51,517,759
State Street SPDR S&P Leveraged Loan ETF	53,830,120	4,479,727

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

For the year ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$9,291,859	$33,930,980	$596,623
SPDR Bloomberg International Corporate Bond ETF	267,968,722	94,103,793	2,280,430
SPDR Bloomberg International Treasury Bond ETF	470,451,662	285,279,100	2,357,950
SPDR Bloomberg Short Term International Treasury Bond ETF	274,009,021	154,459,331	4,497,434
SPDR FTSE International Government Inflation-Protected Bond ETF	45,111,375	35,928,956	(5,781,532)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds, other than State Street SPDR S&P Leveraged Loan ETF, have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The State Street SPDR S&P Leveraged Loan ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds, other than State Street SPDR S&P Leveraged Loan ETF,  file federal and various state and local tax returns as required. The State Street SPDR S&P Leveraged Loan ETF will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, premium amortization, hyperinflationary mark-to-market adjustments, wash sale loss deferrals, TIPS adjustments, forward contracts, straddle adjustments, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$76,947,591	$—	$38,137,918	$115,085,509
SPDR Bloomberg International Corporate Bond ETF	8,784,288	—	—	8,784,288

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg International Treasury Bond ETF	$28,142,163	$—	$—	$28,142,163
SPDR Bloomberg Short Term International Treasury Bond ETF	6,798,473	—	—	6,798,473
SPDR FTSE International Government Inflation-Protected Bond ETF	19,537,984	—	—	19,537,984
State Street SPDR S&P Leveraged Loan ETF	249,764	—	—	249,764
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 91,537,696	$ —	$ 18,191,153	$ 109,728,849
SPDR Bloomberg International Corporate Bond ETF	4,469,977	—	—	4,469,977
SPDR Bloomberg International Treasury Bond ETF	15,360,731	—	2,518,173	17,878,904
SPDR Bloomberg Short Term International Treasury Bond ETF	1,391,445	—	2,296,915	3,688,360
SPDR FTSE International Government Inflation-Protected Bond ETF	11,160,099	—	9,860,549	21,020,648
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$(128,324,368)	$—	$20,638,698	$(107,685,670)
SPDR Bloomberg International Corporate Bond ETF	—	(3,249,907)	—	8,980,184	5,730,277
SPDR Bloomberg International Treasury Bond ETF	—	(22,553,294)	—	(121,029,872)	(143,583,166)
SPDR Bloomberg Short Term International Treasury Bond ETF	104,749	(3,975,375)	—	999,943	(2,870,683)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	(29,210,746)	—	(40,822,616)	(70,033,362)
State Street SPDR S&P Leveraged Loan ETF	76,518	—	—	80,415	156,933
As of December 31, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Emerging Markets Local Bond ETF	$36,360,528	$91,963,840
SPDR Bloomberg International Corporate Bond ETF	20,546	3,229,361
SPDR Bloomberg International Treasury Bond ETF	2,337,214	20,216,080
SPDR Bloomberg Short Term International Treasury Bond ETF	1,009,894	2,965,481
SPDR FTSE International Government Inflation-Protected Bond ETF	9,059,347	20,151,399
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,163,352,682	$146,552,570	$126,465,674	$20,086,896
SPDR Bloomberg International Corporate Bond ETF	393,148,697	12,246,490	3,331,644	8,914,846
SPDR Bloomberg International Treasury Bond ETF	1,413,133,607	31,640,980	152,738,643	(121,097,663)
SPDR Bloomberg Short Term International Treasury Bond ETF	344,683,876	7,631,732	6,653,349	978,383
SPDR FTSE International Government Inflation-Protected Bond ETF	388,803,285	10,892,807	51,733,476	(40,840,669)
State Street SPDR S&P Leveraged Loan ETF	65,075,520	196,866	116,801	80,065

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 11,924,304	$ 12,174,495	$ —	$ 12,174,495
SPDR Bloomberg International Corporate Bond ETF	10,040,872	10,281,356	—	10,281,356
SPDR Bloomberg International Treasury Bond ETF	346,407	358,568	—	358,568
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$12,174,495	$—	$—	$—	$12,174,495	$12,174,495
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	10,281,356	—	—	—	10,281,356	10,281,356
SPDR Bloomberg International Treasury Bond ETF	Foreign Government Obligations	358,568	—	—	—	358,568	358,568
11.    Line of Credit
The Funds, except for the State Street SPDR S&P Leveraged Loan ETF, and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility, provided by a syndication of banks under which the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2025.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

13.    Recent Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds' financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF, SPDR FTSE International Government Inflation-Protected Bond ETF and State Street SPDR S&P Leveraged Loan ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF, SPDR FTSE International Government Inflation-Protected Bond ETF and State Street SPDR S&P Leveraged Loan ETF (collectively referred to as the “Funds”) (six of the series constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the series constituting SPDR® Series Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
State Street SPDR S&P Leveraged Loan ETF	For the period from November 18, 2025 (commencement of operations) through December 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 25, 2026

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2025.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2025, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$3,199,522
Foreign Source Income
The amount of foreign source income earned on the Fund during the year ended December 31, 2025 was as follows:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$120,338,598

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
December 31, 2025 (Unaudited)

Statement Regarding Basis for Approval of Investment Advisory Contract
At a meeting held on August 13-14, 2025, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect State Street SPDR S&P Leveraged Loan ETF (the “New ETF”), a series of SST. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent, and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of certain of the proposed investments of the New ETF and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETF. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers and sub-advisers, as applicable, that would be engaged to fulfill roles critical to the operations of the New ETF. The Board held a number of supplemental meetings with the Adviser and such service providers in connection with their consideration of the Advisory Agreement.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes.
The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge”) noting that there were no true comparators. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by other funds in the universe of exchange-traded funds provided by Broadridge.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
December 31, 2025 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter President and Principal Executive Officer

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter President and Principal Executive Officer

Date: March 9, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Treasurer and Principal Financial Officer

Date: March 9, 2026